As filed with the Securities and Exchange Commission on October 15, 2004


                         File Nos. 2-67052 and 811-3023

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                        Post-Effective Amendment No. 153


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 154


                                   FORUM FUNDS
                               Two Portland Square
                              Portland, Maine 04101
                                  207-879-1900

                               Patrick J. Keniston
                       Forum Administrative Services, LLC
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                            Anthony C.J. Nuland, Esq.
                              Seward & Kissel, LLC
                                1200 G Street, NW
                             Washington, D.C. 20005

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:
[ ]      immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]      on _________________ pursuant to Rule 485, paragraph (b)(1)
[ ]      60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]      on _________________ pursuant to Rule 485, paragraph (a)(1)
[X]      75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]      on _________________ pursuant to Rule 485, paragraph (a)(2)
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of series being registered: Investor Shares, Preferred Shares, Universal Shares, and Institutional Service Shares of Daily Assets Treasury Fund, Daily Assets Cash Fund, and Daily Assets Government Fund, Institutional Shares of Daily Assets Government Fund and Daily Assets Cash Fund, Universal Shares of Daily Assets Government Obligations Fund, B Shares and C Shares of Daily Assets Cash Fund.

                                     PART C
                                OTHER INFORMATION

ITEM 22. EXHIBITS

(a) Trust Instrument of Registrant as amended and restated on August 14, 2000 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

(b) By-Laws of Registrant (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 143 via EDGAR on March 1, 2004, accession number 0001275125-04-000043).

(c) See Sections 2.04 and 2.07 of the Trust Instrument (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

(d) (1) Investment Advisory Agreement between Registrant and H.M. Payson & Co. relating to Payson Value Fund and Payson Total Return Fund dated December 18, 1995 (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (2) Investment Advisory Agreement between Registrant and Austin Investment Management, Inc. relating to Austin Global Equity Fund dated as of June 14, 1996 (Exhibit incorporated by reference as filed as Exhibit
          (5)(d) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

     (3) Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. dated as of June 1, 1998 (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

     (4) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Small-Cap Growth Fund, Brown Advisory Growth Equity Fund and Brown Advisory Real Estate Fund dated as of May 1, 2001, as amended August 28, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(5) in post-effective amendment No. 138 via EDGAR on December 8, 2003, accession number 0001004402-03-000609).

     (5) Investment Advisory Agreement between Registrant and Mastrapasqua & Associates relating to Mastrapasqua Growth Value Fund dated July 1, 2000 (Exhibit incorporated by reference as filed as Exhibit (d)(8) in post-effective amendment No. 81 via EDGAR on July 31, 2000, accession number 0001004402-00-000261).

     (6) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated dated December 20, 2000 relating to Brown
          Advisory Maryland Bond Fund (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 86 via EDGAR on December 27, 2000, accession number 0001004402-00-000412).

     (7) Investment Advisory Agreement between Registrant and Shaker Investments, LLC relating to Shaker Fund, dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (d)(9) in post-effective amendment No. 117 via EDGAR on September 27, 2002, accession number 0001004402-02-000418).

     (8) Investment Advisory Agreement between Registrant and Adams, Harkness & Hill, Inc., relating to Winslow Green Growth Fund, dated as of March 29, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(10) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (9) Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc., relating to DF Dent Premier Growth Fund dated as of July 13, 2001 (Exhibit incorporated by reference as filed as Exhibit
          (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

     (10) Management Agreement between Registrant and King Investment Advisors, Inc. relating to Fountainhead Special Value Fund dated September 21, 2001 (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

     (11) Investment Advisory Agreement between Registrant and Grosvenor Capital Management, LLC, (K/N/A Bainbridge Capital Management, Inc.) relating to Investors Bond fund and TaxSaver Bond Fund dated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit 16(6)(d) in Form N-14 Registration Statement via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (12) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated relating to Brown Advisory Intermediate Income Fund, Brown Advisory International Fund and Brown Advisory Value Equity Fund dated September 19, 2002 (as amended November 18, 2002) (Exhibit incorporated by reference as filed as Exhibit (d)(14) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (13) Investment Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Philadelphia International Advisors, LP relating to Brown Advisory International Fund (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (14) Sub-Advisory Agreement between Brown Investment Advisory Incorporated and Cardinal Capital Management, L.L.C. regarding Brown Advisory Small-Cap Value Fund dated October 8, 2003 (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).

     (15) Investment Advisory Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Small-Cap Value Fund
          (Exhibit incorporated by reference as filed as Exhibit (d)(16) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

     (16) Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC regarding Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (16) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141).

     (17) Form of Investment Advisory Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (d) (17) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (18) Form of Investment Advisory Agreement between Registrant and Windowpane Advisors LLC regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d) (18) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (19) Form of Sub-Advisory Agreement between Registrant and Windowpane Advisors LLC and Hellman, Jordan Management Co., Inc. regarding Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (d) (19) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (20) Form of Investment Advisory Agreement between Registrant and Insight Capital Research and Management, Inc. regarding ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (d) (20) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).


     (21) Form of Investment Advisory Agreement between Registrant and Forum Investment Advisors, LLC regarding Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Obligations Fund, Monarch Daily Assets Government Fund, and Monarch Daily Assets Cash Fund (to be filed by further amendment).


(e) (1) Form of Selected Dealer Agreement between Forum Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (2) Distribution Agreement between Registrant and Forum Fund Services, LLC relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund
          (Institutional    Shares),    Brown   Advisory    International   Fund
          (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund,

          Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund dated February 28, 1999, as amended and restated May 13, 2002 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(f)  None.

(g) (1) Custodian Agreement between Registrant and Forum Trust, LLC dated May 12, 1999 relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory International Fund (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, and Winslow Green Growth Fund dated May 12, 1999 (Exhibit incorporated by reference as filed as Exhibit 16(9)(a) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (2) Global Custodial Services Agreement between Forum Trust, LLC and Citibank, N.A. relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory International Fund (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B, and C Shares), TaxSaver Bond Fund, and Winslow Green Growth Fund dated February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit (g)(2) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (3) Custodian Agreement between Registrant and Brown Investment Advisory & Trust Company relating to Brown Advisory Growth Equity Fund
          (Institutional Shares), Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Small-Cap Value Fund, Brown Advisory Real Estate Fund and Brown Advisory Value Equity Fund (Institutional Shares)(Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 130 via EDGAR on July 15, 2003, accession number 0001004402-03-000431).

(h) (1) Administration Agreement between Registrant and Forum Administrative Services, LLC relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund
          (Institutional    Shares),    Brown   Advisory    International   Fund
          (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Income Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund dated
          February 2, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (2) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund
          (Institutional    Shares),    Brown   Advisory    International   Fund
          (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund dated
          November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(2) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (3) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory International Fund (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund dated
          November 24, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 140 via EDGAR on December 31, 2003, accession number 0001004402-03-000651).

     (4) Shareholder Service Plan of Registrant dated March 18, 1998 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed as Exhibit (9)(d) in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

     (5) Shareholder Service Plan of Registrant dated July 1, 2000 relating to Mastrapasqua Growth Value Fund (Exhibit incorporated by reference as filed as Exhibit (h)(7) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (6) Shareholder Service Plan of Registrant dated April 26, 2001 (as amended July 29, 2002) relating to Shaker Fund (A, B, and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(13)(j) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (7) Shareholder Service Plan of Registrant dated March 29, 2001, relating to Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 91 via EDGAR on April 3, 2001, accession number 0001004402-01-000118).

     (8) Shareholder Service Plan of Registrant dated June 1, 2002 relating to Investors Bond Fund and TaxSaver Bond Fund (Exhibit incorporated by reference as filed as Exhibit (h)(10) in post-effective amendment No. 119 via EDGAR on October 31, 2002, accession number 0001004402-02-000463).

     (9) Shareholder Service Plan of Registrant dated November 24, 2003 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

     (10) Shareholder Service Plan of Registrant dated September 14, 2004 relating to Jordan Opportunity Fund (Exhibit incorporated by reference as filed as Exhibit (h) (10) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (11) Contractual Fee Waiver Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 28, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (12) Contractual Fee Waiver Agreement between Registrant and Adams, Harkness and Hill, Inc. regarding Winslow Green Growth Fund dated April 30, 2004 (Exhibit incorporated by reference as filed as Exhibit
          (h)(14) in post-effective amendment No. 145 via EDGAR on April 30, 2004, accession number 0001275125-04-000116).

     (13) Form of Contractual Fee Waiver Agreement between Registrant and Bainbridge Capital Management, LLC regarding Investors Bond Fund and TaxSaver Bond Fund dated July 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(16) in post-effective No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (14) Form of Contractual Fee Waiver Agreement between Registrant and Shaker Investments, LLC regarding Shaker Fund dated July 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).


     (15) Contractual Fee Waiver Agreement between Registrant and Mastrapasqua Asset Management regarding Mastrapasqua Growth Fund dated September 16, 2004 (Exhibit incorporated by reference as filed as Exhibit

          (h)(15) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).


     (16) Contractual Fee Waiver Agreement between Registrant and D.F. Dent and Company, Inc. regarding DF Dent Premier Growth Fund dated October 30, 2003 (Exhibit incorporated by reference as filed as Exhibit (h)(23) in post-effective No. 137 via EDGAR on October 30, 2003, accession number 0001004402-03-000559).


     (17) Contractual Fee Waiver Agreement between Registrant and Brown Investment Advisory Incorporated regarding Brown Advisory Real Estate Fund dated September 30, 2004 (Exhibit incorporated by reference as filed as Exhibit (h)(17) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).


     (18) Contractual Fee Waiver Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 146 via EDGAR on May 28, 2004, accession number 0001275125-04-000141.)

     (19) Contractual Fee Waiver Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (to be filed by further amendment).


     (20) Form of Compliance Services Agreement between Registrant and Forum Fund Services, LLC dated October 1, 2004 relating to Adams Harkness Small Cap Growth Fund, Austin Global Equity Fund, Auxier Focus Fund (Investor, A and C Shares), ICRM Small-Cap Growth Fund (Investor and A Shares), Jordan Opportunity Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund (Institutional Shares), Brown Advisory International Fund (Institutional Shares), Brown Advisory Maryland Bond Fund (Institutional Shares), Brown Advisory Intermediate Income Fund (Institutional and A Shares), Brown Advisory Real Estate Fund, DF Dent Premier Growth Fund, Fountainhead Special Value Fund, Investors Bond Fund, Mastrapasqua Growth Fund, Payson Total Return Fund, Payson Value Fund, Polaris Global Value Fund, Shaker Fund (Intermediary, A, B and C Shares), TaxSaver Bond Fund and Winslow Green Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective No. 152 via EDGAR on September 30, 2004, accession number 0001275125-04-000331).


(i)  (1)  Opinion  of  Seward  & Kissel  LLP  dated  January  5,  1996  (Exhibit
          incorporated   by   reference   as  filed  as   Exhibit   (10)(a)   in
          post-effective amendment No. 33 via EDGAR on January 5, 1996, accession number 0000912057-96-000216).


     (2)  Consent of Counsel (to be filed by further amendment).

(j)  Consent of Independent Auditors (to be filed by further amendment).


(k)  None.

(l) Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m) (1) Rule 12b-1 Plan dated April 26, 2001 (as amended September 11, 2001) adopted by Registrant for Shaker Fund (A, B, and C Shares), (Exhibit incorporated by reference as filed as Exhibit (m)(4) in post-effective amendment No. 105 via EDGAR on November 2, 2001, accession number 0001004402-01-500277).

     (2) Rule 12b-1 Plan dated August 1, 2002 (as amended November 18, 2002) for Brown Advisory Small-Cap Growth Fund (A Shares) and Brown Advisory Intermediate Bond Fund (A Shares) (Exhibit incorporated by reference as filed as Exhibit (m)(5) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (3) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (A and C Shares) (Exhibit incorporated by reference as filed as Exhibit m(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (4) Rule 12b-1 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit m(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

(n) (1) Rule 18f-3 Plan dated April 26, 2001 (as amended May 13, 2002) adopted by Registrant for Shaker Fund (Intermediary, A, B and C Shares) (Exhibit incorporated by reference as filed as Exhibit 16(10)(d) in Registrant's Registration Statement on Form N-14 via EDGAR on July 2, 2002, accession number 0001004402-02-000280).

     (2) Rule 18f-3 Plan dated August 1, 2002 (as amended November 18, 2002) adopted by Registrant for Brown Advisory Small-Cap Growth Fund (Institutional and A Shares), Brown Advisory Intermediate Bond Fund (Institutional and A Shares), Brown Advisory Value Equity Fund (Institutional Shares), Brown Advisory Growth Equity Fund
          (Institutional    Shares),    Brown   Advisory    International   Fund
          (Institutional Shares), and Brown Advisory Maryland Bond Fund (Institutional Shares) (Exhibit incorporated by reference as filed as Exhibit (n)(4) in post-effective amendment No. 120 via EDGAR on December 6, 2002, accession number 0001004402-02-000540).

     (3) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for Auxier Focus Fund (Investor, A and C Shares) (Exhibit incorporated by reference as filed as Exhibit n(3) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

     (4) Rule 18f-3 Plan dated September 14, 2004 adopted by Registrant for ICRM Small-Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit n(4) in post-effective amendment No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).

(p) (1) Code of Ethics adopted by Registrant (Exhibit incorporated by reference as filed as Exhibit (p) (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).


     (2) Code of Ethics adopted by Brown Investment Advisory Incorporated (Exhibit incorporated by reference as filed as Exhibit (p)(2) in post-effective No. 151 via EDGAR on September 17, 2004, accession number 0001275125-04-000313).


     (3) Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 83 via EDGAR on September 29, 2000, accession number 0001004402-00-000327).

     (4) Code of Ethics adopted by Austin Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (5) Code of Ethics adopted by Forum Fund Services, LLC and Forum Investment Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 78 via EDGAR on April 17, 2000, accession number 0001004402-00-000112).

     (6) Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 82 via EDGAR on August 14, 2000, accession number 0001004402-00-000283).

     (7) Code of Ethics adopted by Mastrapasqua & Associates (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 79 via EDGAR on May 31, 2000, accession number 0001004402-00-000185).

     (8) Code of Ethics adopted by Shaker Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(12) in post-effective amendment No. 93 via EDGAR on April 19, 2001, accession number 0001004402-01-500021).

     (9) Code of Ethics adopted by Adams, Harkness & Hill, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 143 via EDGAR on March 1, 2004, accession number 0001275125-04-000043).

     (10) Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 98 via EDGAR on June 28, 2001, accession number 0001004402-01-500127).

     (11) Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 103 via EDGAR on September 28, 2001, accession number 0001004402-01500238).

     (12) Code of Ethics adopted by Philadelphia International Advisors, LP (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 125 via EDGAR on January 27, 2003, accession number 0001004402-03-000044).

     (13) Code of Ethics adopted by Cardinal Capital Management, L.L.C. (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 132 via EDGAR on September 26, 2003, accession number 0001004402-03-000501).

     (14) Code of Ethics adopted by AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 142 via EDGAR on February 26, 2004, accession number 0001275125-04-000027).

     (15) Code of Ethics adopted by Citigroup Global Transaction Services, Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)
          (1) in post-effective amendment No. 147 via EDGAR on July 30, 2004, accession number 0001275125-04-000225).

     (16) Code of Ethics adopted by Walter Scott & Partners Limited (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 149 via EDGAR on August 16, 2004, accession number 0001275125-04-000239).

     (17) Code of Ethics adopted by Auxier Asset Management LLC (to be filed by further amendment).

     (18) Code of Ethics adopted by Windowpane Advisors, LLC (to be filed by further amendment).

     (19) Code of Ethics adopted by Hellman, Jordan Management Co., Inc. (to be filed by further amendment).

     (20) Code of Ethics adopted by Insight Capital Research & Management, Inc. (to be filed by further amendment).


     (21) Code of Ethics adopted by Forum Investment Advisors, LLC (to be filed by further amendment).


Other Exhibits:

(A) Powers of Attorney for James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 34 via EDGAR on May 9, 1996, accession number 0000912057-96-008780).

(B) Power of Attorney for John Y. Keffer, Trustee of Registrant (Exhibit incorporated by reference as filed as Other Exhibit in post-effective amendment No. 65 via EDGAR on September 30, 1998, accession number 0001004402-98-000530).

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     None

ITEM 24. INDEMNIFICATION

     In accordance with Section 3803 of the Delaware Business Trust Act, Section
     10.02 of Registrant's Trust Instrument provides as follows:

     10.02. INDEMNIFICATION

          (a) Subject to the exceptions and limitations contained in Section (b) below:

          (i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

          (ii) The words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          (b) No  indemnification  shall  be  provided  hereunder  to a  Covered
     Person:

          (i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person's office or (B) not to have acted in good faith in the reasonable belief that Covered Person's action was in the best interest of the Trust; or

          (ii)  In  the  event  of  a  settlement,   unless  there  has  been  a
     determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's or officer's office,

               (A) By the court or other body approving the settlement;

               (B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

               (C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

          (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

          (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

          (e) Conditional advancing of indemnification monies under this Section
     5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or
     (b) a majority of a quorum of the Trust's disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

          (f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder's heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Austin Investment Management, Inc.; Bainbridge Capital Management, LLC; H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

     "SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder."

     With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Adams, Harkness & Hill, Inc.; AH Lisanti Capital Growth, LLC; Brown Investment Advisory Incorporated; D.F. Dent and Company, Inc.; Mastrapasqua & Associates; Polaris Capital Management, Inc.; and Shaker Investments, LLC provide similarly as follows:

     "SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser's best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust's security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the
     Adviser's duties hereunder, or by reason of the Adviser's reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser's employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply."

     With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

     (a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act ("Distributor Indemnitees") free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor ("Distributor Claims").

     After receipt of the Distributor's notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

     (b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

     (c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the "Trust Indemnitees"), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

          (i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

          (ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in
     Section 7 of this Agreement ("Trust Claims").

     (d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

     (e) The Trust's and the Distributor's obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

     (f) The provisions of this Section and the parties' representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

     (g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

     (h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

     (i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement."

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)  Adams, Harkness & Hill, Inc.

     The description of Adams, Harkness & Hill, Inc. ("AHH") (investment adviser for Winslow Green Growth Fund) contained in Parts A and B of this Post-Effective amendment to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of AHH, including their business connections, which are of a substantial nature. The address of AHH is 60 State Street, Boston, Massachusetts 02104 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ...................................
         John W Adams                         Chairman and Chief Executive        AHH
                                              Officer
         .................................... ................................... ...................................
         Steven B. Frankel                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Sharon Lewis                         Managing Director                   AHH
         .................................... ................................... ...................................
         Timothy J. McMahon                   Managing Director                   AHH
         .................................... ................................... ...................................
         Theodore L. Stebbins                 Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Benning                         Managing Director                   AHH
         .................................... ................................... ...................................
         Greg Brown                           Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Lawrence F. Calahan, II              Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Cynthia A. Cycon                     Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Francis J. Dailey                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Rick Franco                          Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joseph W. Hammer                     Managing Director                   AHH
         .................................... ................................... ...................................
         James Kedersha                       Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Russell W. Landon                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Benjamin A. Marsh                    Managing Director                   AHH
                                              ................................... ...................................
         .................................... ................................... ...................................
         Paul M. Mazzarella                   Managing Director                   AHH
         .................................... ................................... ...................................
         Danny McDonald                       Managing Director                   AHH
         .................................... ................................... ...................................
         James O'Hare                         Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Matthew W. Patsky                    Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joseph Ranieri                       Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ronald D. Ree                        Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jack Robinson                        Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Christopher Sands                    Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jamie Simms                          Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         John Tesoro                          Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Harry E. Wells III                   Managing Director and Clerk         AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Carol Werther                        Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Deborah Widener                      Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Sam Wilkins III                      Managing Director                   AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Frederick L. Wolf                    Managing Director                   AHH
         .................................... ................................... ...................................
         Allyn C. Woodward Jr.                President and Managing Director     AHH
         .................................... ................................... ...................................
         Stephen Zak                          Managing Director, CFO and          AHH
                                              Treasurer
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         J. Eric Anderson                     Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Nancy R. Atcheson                    Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Barry Bocklett                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Susan Braverman-Lione                Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Blaine Carroll                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Thomas C. Cochran III                Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Mike Comerford                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         James Corscadden                     Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Gordon Cromwell                      Principal                           AHH
         .................................... ................................... ...................................
         Name                                 Title                               Business Connection
         ====================================
         .................................... ................................... ...................................
         Vernon Essi                          Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Rick Faust                           Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Elizabeth T. Harbison                Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Robert H. Johnson                    Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Chris Leger                          Principal                           AHH
         .................................... ................................... ...................................




         .................................... ................................... ...................................
         Jeff McCloskey                       Principal                           AHH
         .................................... ................................... ...................................
         John F. Murphy                       Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Bridget O'Brien                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ben Z. Rose                          Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Robert Sheppard                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Howard Silfen                        Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Gordon L. Szerlip                    Principal                           AHH
         .................................... ................................... ...................................
         David Thibodeau                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Charles Trafton                      Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Mark E. Young                        Principal                           AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Alexandra Adams                      Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Alexander Arnold                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Greg Beloff                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Bruno                            Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jerry Buote                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Buttarazzi                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Peter Cahill                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Sarah Cannon                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Joe Ciardi                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ben Conway                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Dan Coyne                            Vice President                      AHH
         .................................... ................................... ...................................
         Matthew Epstein                      Vice President                      AHH
         .................................... ................................... ...................................
         Frank Gaul                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         James Jasinski                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Michael Landry                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Tim Leland                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jeff Liguori                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Michael Moses                        Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Cindy Mulica                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Sandra Notardonato                   Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Channing Page                        Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Lynn Pieper                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Andrew Pojani                        Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Ryan Rauch                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Felicia Reed                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Laura Richardson                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Marvin Ritchie                       Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Patrick Sherbrooke                   Vice President                      AHH
         .................................... ................................... ...................................
         Jeffrey Sihpol                       Vice President                      AHH
         .................................... ................................... ...................................
         Jonathan Skinner                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Amalia Spera                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Jennifer St. Germain                 Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Curtis Thom                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Lisa Thors                           Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Katie Tiger                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Scott Van Winkle                     Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Tim Vetrano                          Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Kevin Wagner                         Vice President                      AHH
         .................................... ................................... ...................................
         .................................... ................................... ...................................
         Rebecca Warsofsky                    Vice President                      AHH

(b) AH Lisanti Capital Growth, LLC
------------------------------------------------------------------------------------------------------------------------------------

     The  description  of  AH  Lisanti   Capital  Growth,   LLC  ("AH  Lisanti")
     (Investment  Advisor to Adams Harkness Small Cap Growth Fund)  contained in
     Parts  A  and B of  Post-Effective  Amendment  No.  142  (accession  number
     0001275125-04-000027)   to   the   Trust's   Registration   Statement,   is
     incorporated by reference herein.

     The following chart reflects the directors and officers of AH Lisanti, including their business connections, which are of a substantial nature.
     The address of AH Lisanti is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                               Business Connection
         .................................... ................................... ....................................
         .................................... ................................... ....................................
         Mary Lisanti                         President                           AH Lisanti
         .................................... ................................... ...................................
         Timothy J. McMahon                   Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director and CEO           AHH
                                                                                  60 State Street, Boston,
                                                                                  Massachusetts 02104
         .................................... ................................... ...................................
         Stephen Zak                          Director                            AH Lisanti
                                              ................................... ....................................
                                              Managing Director, CFO and          AHH
                                              Treasurer                           60 State Street, Boston,
                                                                                  Massachusetts 02104
                                              ................................... ....................................

(c)  Austin Investment Management, Inc.

     The  description  of  Austin   Investment   Management,   Inc.   ("Austin")
     (investment  adviser to Austin Global Equity Fund) contained in Parts A and
     B   of    Post-Effective    Amendment    No.    131    (accession    number
     0001004402-03-000446)   to   the   Trust's   Registration   Statement,   is
     incorporated by reference herein.

     The following chart reflects the director and officer of Austin, including his business connections, which are of a substantial nature. The address of Austin is 375 Park Avenue, New York, New York 10152.

         Name                                 Title                                Business Connection
         ====================================
         .................................... .................................... ..................................
         Peter Vlachos                        Director, President, Treasurer,      Austin
                                              Secretary

(d) Auxier Asset Management LLC

     The description of Auxier Asset Management LLC ("Auxier") (investment adviser for Auxier Focus Fund) contained in Parts A and B of Post-Effective
     Amendment No. 149 (accession  number  0001275125-04-000239)  to the Trust's
     Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature.
     The address of Auxier is 5000 S.W. Meadows Road, Suite 410, Lake Oswego, OR
     97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         James J. Auxier                      Chief Executive Officer              Auxier
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Shauna C. Tweedy                     Chief Financial Officer              Auxier

(e) Bainbridge Capital Management, LLC

     The description of Bainbridge Capital Management,  LLC, ("BCM") (investment adviser to Investors Bond Fund and TaxSaver Bond Fund) contained in Parts A
     and   B   of   Post-Effective   Amendment   No.   131   (accession   number
     0001004402-03-000446)   to   the   Trust's   Registration   Statement,   is
     incorporated by reference herein.

     The following chart reflects the directors and officers of BCM, including their business connections, which are of a substantial nature. The address of BCM is Two Portland Square, Portland, ME 04101 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
                                              .................................... ...................................
         Jeffrey A. Maffett                   Senior Vice President                BCM
                                              .................................... ...................................
                                              President                            Colonial Banc Corporation
                                                                                   110 West Main Street
                                                                                   Eaton, Ohio 45320




         ....................................
                                              .................................... ...................................
         Richard J. Berthy                    President, Secretary                 BCM
                                              .................................... ...................................
                                              President, Chief Executive Officer   ConSELLtant Group Corporation
                                                                                   Two Prestige Place, Suite 340
                                                                                   Dayton, Ohio 45342
         .................................... .................................... ...................................
         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
                                              .................................... ...................................
         Les C. Berthy                        Director, Vice President and         BCM
                                              Senior Portfolio Manager
                                              .................................... ...................................
                                              Portfolio Manager                    Forum Investment Advisors, LLC
         ....................................
                                              .................................... ...................................
         Carl Bright                          Vice President                       BCM
                                              .................................... ...................................
                                              Regional Sales Manager               Forum Fund Services, LLC
         ....................................

(f) Brown Investment Advisory Incorporated

     The  description  of  Brown  Investment  Advisory  Incorporated   ("Brown")
     (investment  adviser to Brown Advisory  Intermediate Income Fund) contained in Parts A and B of  Post-Effective  Amendment  No. 148  (accession  number
     0001275125-04-000226)   to   the   Trust's   Registration   Statement,   is
     incorporated by reference herein.

     The description of Brown  (investment  adviser to Brown Advisory  Small-Cap
     Growth Fund and Brown Advisory Growth Equity Fund) contained in Parts A and
     B   of    Post-Effective    Amendment    No.    135    (accession    number
     0001004402-03-000508)   to  the   Trust's   Registration   Statement,   are
     incorporated by reference herein.

     The  description of Brown  (investment  adviser to Brown Advisory  Maryland
     Bond Fund) contained in Parts A and B of  Post-Effective  Amendment No. 135
     (accession  number   0001004402-03-000508)   to  the  Trust's  Registration
     Statement, is incorporated by reference herein.

     The   description   of  Brown   (investment   adviser  to  Brown   Advisory
     International Fund) contained in Parts A and B of Post-Effective  Amendment
     No. 148 (accession number 0001275125-04-000226) to the Trust's Registration
     Statement, is incorporated by reference herein.

     The description of Brown (investment advisor to Brown Advisory Value Equity
     Fund)  contained  in  Parts A and B of  Post-Effective  Amendment  No.  148
     (accession  number   0001275125-04-000226)   to  the  Trust's  Registration
     Statement, is incorporated by reference herein.

     The description of Brown  (investment  advisor to Brown Advisory  Small-Cap
     Value Fund) contained in Parts A and B of Post-Effective  Amendment No. 136
     (accession  number   0001004402-03-000539)   to  the  Trust's  Registration
     Statement, is incorporated by reference herein.

     The description of Brown (investment  advisor to Brown Advisory Real Estate
     Fund)  contained  in  Parts A and B of  Post-Effective  Amendment  No.  138
     (accession  number   0001004402-03-000609)   to  the  Trust's  Registration
     Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Brown, including their business connections, which are of a substantial nature. The address of Brown, Brown Investment Advisory & Trust Company and Brown Capital
     Holdings, Inc. is 901 S. Bond Street, Suite 400, Baltimore, Maryland 21231 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Michael D. Hankin                    President                            Brown
                                              .................................... ..................................
                                              Director and Chief Executive         Brown Investment Advisory and
                                              Officer, Trustee                     Trust Company
                                              .................................... ..................................
                                              President and Chief Executive        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
                                              President                            Maryland Zoological Society
                                                                                   Baltimore 200
                                                                                   Druid Hill Park
                                                                                   Baltimore, MD 21210
                                              .................................... ..................................
                                              .................................... ..................................
                                              Trustee                              The Valleys Planning Council
                                                                                   212 Washington Avenue
                                                                                   P.O. Box 5402
                                                                                   Towson, MD 21285-5402
         ....................................
         .................................... .................................... ..................................
         David M. Churchill                   Treasurer                            Brown
                                              .................................... ..................................




                                              Treasurer and Chief Financial        Brown Investment Advisory and
                                              Officer                              Trust Company
                                              .................................... ..................................
                                              Treasurer and Chief Financial        Brown Capital Holdings, Inc.
                                              Officer
         .................................... .................................... ..................................
         Edward K. Dunn III                   Secretary                            Brown
                                              .................................... ..................................
                                              Secretary                            Brown Investment Advisory and
                                                                                   Trust Company

(g) Cardinal Capital Management, L.L.C.

     The  description  of  Cardinal  Capital  Management,   L.L.C.   ("Cardinal)
     (Sub-Advisor  to Brown Advisory  Small-Cap Value Fund) contained in Parts A
     and   B   of   Post-Effective   Amendment   No.   132   (accession   number
     0001004402-03-000501)   to   the   Trust's   Registration   Statement,   is
     incorporated by reference herein.

     The following chart reflects the directors and officers of Cardinal, including their business connections, which are of a substantial nature.
     The address of Cardinal is One Fawcett Place, Greenwich, Connecticut 068330 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... ....................................
         .................................... .................................... ...................................
         Amy K. Minella                       Partner                              Cardinal
         .................................... ....................................
         .................................... .................................... ...................................
         Eugene Fox                           Partner                              Cardinal
         ....................................
                                              .................................... ...................................
         Robert B. Kirkpatrick                Partner                              Cardinal
                                                                                   ...................................
         .................................... .................................... ...................................
         Thomas J. Spelman                    Managing Director/Chief Financial    Cardinal
                                              Officer

(h) D.F. Dent and Company, Inc.

     The description of D.F. Dent and Company, Inc. ("D.F. Dent") (investment adviser for DF Dent Premier Growth Fund) contained in Parts A and B of
     Post-Effective Amendment No. 137 (accession number 0001004402-03-000559) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature.
     The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Daniel F. Dent                       President and Treasurer              D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Sutherland C. Ellwood                Vice President                       D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Thomas F. O'Neil                     Vice President and Secretary         D.F. Dent
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Linda W. McCleary                    Vice President                       D.F. Dent

(i) H.M. Payson & Co.

     The  description of H.M. Payson & Co.  (investment  adviser to Payson Value
     Fund  and  Payson  Total  Return  Fund)  contained  in  Parts  A  and  B of
     Post-Effective Amendment No. 131 (accession number 0001004402-03-000446) to the Trust's Registration Statement, is incorporated by reference herein.

     The following  chart  reflects the directors and officers of H.M.  Payson &
     Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland,
     Maine 04101.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John C. Downing                      Managing Director, Treasurer         H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Thomas M. Pierce                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Peter E. Robbins                     Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John H. Walker                       Managing Director, President         H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Teresa M. Esposito                   Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John C. Knox                         Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Harold J. Dixon                      Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Michael R. Currie                    Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................





        .................................... .................................... ..................................
         William O. Hall, III                 Managing Director                    H.M. Payson & Co.
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         William N. Weickert                  Managing Director                    H.M. Payson & Co.
         ....................................

(j) King Investment Advisors, Inc.

     The description of King Investment Advisors, Inc. ("King") (investment adviser to Fountainhead Special Value Fund) contained in Parts A and B of
     Post-Effective Amendment No. 143 (accession number 0001275125-04-000043) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Roger E. King                        Chairman and President               King
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         John R. Servis                       Director                             King
                                              .................................... ..................................
                                              .................................... ..................................
                                              Owner, Commercial Real Estate        John R. Servis Properties
                                                                                   602 Hallie, Houston, TX  77024
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Pat H. Swanson                       Compliance Officer                   King
         .................................... .................................... ..................................
         .................................... .................................... ..................................
         Jane D. Lightfoot                    Secretary/Treasurer                  King

(k) Mastrapasqua & Associates, Inc.

     The  description  of  Mastrapasqua  &  Associates,   Inc.  ("Mastrapasqua")
     (investment adviser to Mastrapasqua Growth Value Fund) contained in Parts A
     and   B   of   Post-Effective   Amendment   No.   135   (accession   number
     0001004402-03-000508)   to   the   Trust's   Registration   Statement,   is
     incorporated by reference herein.

     The following chart reflects the directors and officers of Mastrapasqua, including their business connections, which are of a substantial nature.
     The address of  Mastrapasqua  is 814 Church Street,  Suite 600,  Nashville,
     Tennessee, 37203 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Frank Mastrapasqua                   Chairman, CEO and Portfolio Manager  Mastrapasqua
         .................................... .................................... ..................................
         Thomas A. Trantum                    President, Portfolio Manager and     Mastrapasqua
                                              Security Analyst
         .................................... .................................... ..................................
         Mauro M. Mastrapasqua                First Vice President-E Commerce      Mastrapasqua
                                              and Strategy Associate Portfolio
                                              Manager

(l) Philadelphia International Advisors, LP

     The  description  of  Philadelphia   International  Advisors,  LP,  ("PIA")
     (Sub-Advisor to Brown Advisory International Fund) contained in Parts A and
     B   of    Post-Effective    Amendment    No.    125    (accession    number
     0001004402-03-000044)   to   the   Trust's   Registration   Statement,   is
     incorporated by reference herein.

     The following chart reflects the directors and officers of PIA, including their business connections, which are of a substantial nature. The address of PIA is One Liberty Place, 1650 Market Street, Philadelphia, PA 19103 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ...................................
         Andrew B. Williams, CFA              Chief Investment Officer and         PIA
                                              Lead Portfolio Manager
                                              .................................... ...................................
                                              Treasurer                            Treasurer, Germantown Friends'
                                                                                   School
                                                                                   31 West Coulter Street
                                                                                   Philadelphia, PA 19144
         ....................................
                                              .................................... ...................................
         Robert C. Benthem de Grave           Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Frederick B. Herman, III, CFA        Portfolio Manager                    PIA
                                                                                   ...................................
                                              ....................................
                                              Board Member                         Japan America Society of Greater




                                                                                   Philadelphia
                                                                                   200 South Broad Street, Suite 700
                                                                                   Philadelphia, PA 19102
         ....................................
                                              .................................... ...................................
         Peter W. O'Hara, CFA                 Portfolio Manager                    PIA
         .................................... .................................... ...................................
         Christopher S. Delpi, CFA            Director of Research                 PIA
         .................................... .................................... ...................................
         James S. Lobb                        Managing Director of Sales &         PIA
                                              Service
                                              .................................... ...................................
                                              Board Member                         Riddle Memorial Hospital
                                                                                   1068 West Baltimore Pike
                                                                                   Media, PA 19063
         ....................................
                                              .................................... ...................................
         Jane A. Webster                      Director of Sales                    PIA
         .................................... .................................... ...................................
         Kent E. Weaver, Jr.                  Director of Client Service           PIA
         .................................... .................................... ...................................
         Mary T. Evans                        Director of Portfolio                PIA
                                              Administration

(m) Polaris Capital Management, Inc.

     The description of Polaris Capital Management, Inc. ("Polaris")(investment adviser to Polaris Global Value Fund) contained in Parts A and B of
     Post-Effective Amendment No 129 (accession number 0001004402-03-000293) to the Trust's Registration Statement, is incorporated by reference herein.

     The  following  chart  reflects  the  directors  and  officers  of Polaris, including their business  connections,  which are of a substantial  nature.
     The address of Polaris is 125 Summer Street,  Boston,  Massachusetts  02110
     and,  unless  otherwise  indicated  below,  that  address is the  principal business  address of any company with which the  directors and officers are connected.

         Name                                 Title                                Business Connection
         .................................... .................................... ..................................
         Bernard R. Horn, Jr.                 President, Portfolio Manager         Polaris
         .................................... .................................... ..................................
         Edward E. Wendell, Jr.               Treasurer                            Polaris
                                              .................................... ..................................
                                              President                            Boston Investor Services, Inc.

(n) Shaker Investments, LLC

     The description of Shaker Investments, L. L. C. ("Shaker") (investment adviser for Shaker Fund) contained in Parts A and B of Post-Effective
     Amendment No. 131 (accession  number  0001004402-03-000446)  to the Trust's
     Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Shaker, including their business connections, which are of a substantial nature.
     The  address of Shaker is 2000 Auburn  Drive,  Suite 300,  Cleveland,  Ohio
     44122 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         ====================================
         .................................... ................................. .....................................
         Edward Paul Hemmelgarn               President, Chief Investment       Shaker
                                              Officer and Director
                                              ................................. .....................................

(o) Windowpane Advisors, LLC

     The description of Windowpane Advisors, LLC ("Windowpane") (investment adviser for the Jordan Opportunity Fund) contained in Parts A and B of Post-Effective Amendment No. 150 (accession number 0001275125-04-000301) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Windowpane, including their business connections, which are of a substantial nature.
     The  address  of  Windowpane  is 60 W.  Broadway,  Suite  1010,  San Diego,
     California 92101-3355 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         ====================================
         .................................... ................................. .....................................
         Michael Stolper                      President                         Windowpane
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Barbara Ann Malone                   Managing Director                 Windowpane
                                              ................................. .....................................




(p) Hellman, Jordan Management Co., Inc.

     The  description  of  Hellman,  Jordan  Management  Co.,  Inc.  ("Hellman")
     (sub-adviser for the Jordan Opportunity Fund) contained in Parts A and B of
     Post-Effective Amendment No. 150 (accession number 0001275125-04-000301) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Hellman, including their business connections, which are of a substantial nature.
     The address of Hellman is 75 State Street, Boston, Massachusetts 02109 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         Gerald R. Jordan, Jr.                President                         Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Gerald Reid Jordan                   Executive Vice President          Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Nicholas Gleysteen                   Senior Vice President             Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Susan G. Lynch                       Vice President                    Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Luke Murphy                          Vice President                    Hellman
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Ethan T. Brown                       Vice President                    Hellman
                                              ................................. .....................................

(q) Insight Capital Research & Management, Inc.

     The description of Insight Capital Research & Management,  Inc. ("Insight")
     (adviser for the ICRM Small-Cap  Growth Fund) contained in Parts A and B of
     Post-Effective Amendment No. 151(accession number 0001275125-04-000313) to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the directors and officers of Insight, including their business connections, which are of a substantial nature.
     The  address  of  Insight  is  2121  N.  California  Blvd.,  Walnut  Creek,
     California 94596 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

         Name                                 Title                             Business Connection
         .................................... ................................. .....................................
         James O. Collins                     Chief Executive Officer           Insight
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Lisa Miller                          Executive Vice President          Insight
         .................................... ................................. .....................................
         .................................... ................................. .....................................
         Charles Gehring                      Vice President                    Insight
         .................................... ................................. .....................................

(r) Walter Scott & Partners Limited

     The  description  of  Walter  Scott &  Partners  Limited  ("Walter  Scott")
     (sub-adviser to Brown Advisory International Fund) contained in Parts A and
     B   of    Post-Effective    Amendment    No.    152    (accession    number
     0001275125-04-000331)   to   the   Trust's   Registration   Statement,   is
     incorporated by reference herein.


     The following chart reflects the directors and officers of Walter Scott, including their business connections, which are of a substantial nature.
     The address of Walter Scott is One Charlotte  Square,  Edinburgh,  Scotland
     EH2 4DZ and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.


         Name                                 Title                                Business Connection

         .................................... .................................... ....................................
         Walter G. Scott                      Chairman                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         John Clark                           Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Marilyn R. Harrison                  Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Kenneth J. Lyall                     Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         James D. Smith                       Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Pamela J. Maxton                     Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alistair Lyon-Dean                   Secretary and Compliance Officer     Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Alan McFarlane                       Managing Director                    Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Frances S. Bentley-Hamlyn            Director                             Walter Scott
         .................................... .................................... ....................................
         .................................... .................................... ....................................
         Rodger H. Nisbet                     Director                             Walter Scott
         .................................... .................................... ....................................


(s)  The description of Forum  Investment  Advisors,  LLC ("Forum")  (adviser to
     Monarch  Daily  Assets  Treasury  Fund,  Monarch  Daily  Assets  Government
     Obligations  Fund,  Monarch Daily Assets Government Fund, and Monarch Daily
     Assets  Cash  Fund)  contained  in  Parts  A and B of  this  Post-Effective
     Amendment to the Trust's Registration Statement, is incorporated by reference herein.

     The following chart reflects the officers of Forum including their business connections that are of a substantial nature. The address of Forum and its affiliates is Two Portland Square, Portland, Maine 04101. Each officer may serve as an officer of various registered investment companies for which Citigroup provides services.


         Name                                 Title                               Business Connection
                                              ................................... ...................................
         John Y. Keffer                       Chairman                            Forum Trust, LLC
                                              ................................... ...................................
                                              ................................... ...................................
         Carl A. Bright                       President and Treasurer             Forum Trust, LLC
                                                                                  Forum Fund Services, LLC

                                              ................................... ...................................
                                              ................................... ...................................

         Nanette K. Chern                     Chief Compliance Officer            Forum Fund Services, LLC
                                              ................................... ...................................
                                              ................................... ...................................
         Richard J. Berthy                    Vice President, Secretary,          Forum Trust, LLC
                                              Assistant Treasurer                 Forum Fund Services, LLC
                                              ................................... ...................................
                                              ................................... ...................................
         Erica B. Olson                       Assistant Secretary                 Forum

                                              ................................... ...................................




ITEM 26. PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment
     Company Act of 1940, as amended:

         Century Capital Management Trust                        ICM Series Trust
         The Cutler Trust                                        Monarch Funds
         Forum Funds                                             Sound Shore Fund, Inc.
         Henderson Global Funds

(b) The following are officers of Forum Fund Services, LLC, the Registrant's underwriter. Their business address is Two Portland Square, Portland, Maine
     04101.

         Name                                      Position with Underwriter           Position with Registrant
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Carl A. Bright                        President & Treasurer              None
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Nanette K. Chern                      Vice President & Secretary         None
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Richard J. Berthy                     Vice President & Assistant         None
                                               Treasurer
         ..................................... .................................. ...................................
         ..................................... .................................. ...................................
         Mark A. Fairbanks                     Vice President & Assistant         None
                                               Secretary
         .....................................
(c)      Not Applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

     The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Forum Administrative Services, LLC and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian, as listed under "Custodian" in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser or subadviser, as listed in Item 26 hereof.

ITEM 28. MANAGEMENT SERVICES

     Not Applicable.

ITEM 29. UNDERTAKINGS

     None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Portland, and State of Maine on October 15, 2004.


                                    FORUM FUNDS


                                    By:/s/ David I. Goldstein
                                       -----------------------------------------
                                       David I. Goldstein, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on October 15, 2004.


(a)      Principal Executive Officer

         /s/ David I. Goldstein
         ----------------------
         David I. Goldstein
         President

(b)      Principal Financial Officer

         /s/ Stacey E. Hong
         ----------------------
         Stacey E. Hong
         Treasurer

(c) A majority of the Trustees


         John Y. Keffer, Trustee
         James C. Cheng, Trustee
         J. Michael Parish, Trustee
         Costas Azariadis, Trustee

         By: /s/ David I. Goldstein
             ----------------------
         David I. Goldstein
         Attorney in fact*

*Pursuant to powers of attorney previously filed as Other Exhibits (A) to this Registration Statement.

        MONARCH                                 PROSPECTUS
         FUNDS

THREE MONEY MARKET FUNDS THAT SEEK TO
PROVIDE HIGH CURRENT INCOME TO THE EXTENT
CONSISTENT WITH THE PRESERVATION OF CAPITAL
AND THE MAINTENANCE OF LIQUIDITY.

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


                                                JANUARY --, 2005



                                           PREFERRED SHARES




                                           MONARCH DAILY ASSETS TREASURY FUND


                                           MONARCH DAILY ASSETS GOVERNMENT FUND

                                           MONARCH DAILY ASSETS CASH FUND



   (MONEY MARKET PICTURE)

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

         SUMMARY                                                               1


                  Investment Objectives                                        1

                  Principal Investment Strategies                              1

                  Principal Risks of Investing in a Fund                       2

                  Portfolio Holdings                                           2


         PERFORMANCE                                                           3

         FEE TABLES                                                            5

         MANAGEMENT                                                            6

                  YOUR ACCOUNT                                                 7

                  How to Contact the Fund                                      7

                  General Information                                          7

                  Buying Shares                                                8

                  Selling Shares                                              10

                  Exchange Privileges                                         12

         OTHER INFORMATION                                                    13

         FINANCIAL HIGHLIGHTS                                                 15

MONARCH FUNDS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY


DEFINITIONS

[CALLOUT BOX

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Preferred Shares of three money market funds -- Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund (each a "Fund," and collectively, the "Funds"). Preferred Shares have a $10,000,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to maintain a stable net asset value of $1.00 per share by:
     o    Investing in a diversified portfolio of Money Market Securities
     o    Investing in securities with remaining maturities of 397 days or less
     o Maintaining a dollar weighted average maturity of its investments of 90 days or less

Each Fund's primary investments are:


               FUND                                  PRIMARY INVESTMENTS
Monarch Daily Assets                At least 80% of net assets invested in Treasury

Treasury Fund                       Securities and Repurchase Agreements backed by
                                    Treasury Securities

Monarch Daily                       At least 80% of net assets invested in Government
Assets Government Fund              Securities and Repurchase Agreements backed by

                                    Government Securities

Monarch Daily Assets Cash           Invests in a broad spectrum of Money Market
Fund                                Securities including:
                                    o Securities issued by financial institutions, such as

                                      certificates of deposit, bankers' acceptances and
                                      time deposits
                                    o Securities issued by domestic companies, such as
                                      commercial paper
                                    o Government Securities
                                    o Repurchase Agreements

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The investment adviser for the Funds (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Funds' investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risk of a Fund's investments are listed below. These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury. Generally, credit risk is greatest for Daily Assets Cash Fund, moderate for Daily Assets Government Fund and least for Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

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PERFORMANCE


The following charts and table provide some indication of the risks of investing in a Fund's Preferred Shares by showing changes in performance and investment returns from year to year. On December __, 2004, Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund acquired the assets and liabilities of Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund, respectively, each a series of Monarch Funds, a Massachusetts business trust (the "Predecessor Funds") in a tax-free reorganization. The Predecessor Funds maintained the same investment objectives and similar investment policies to that of the Funds. The performance of the Investor Shares for the periods shown is that of the Investor Shares of the Predecessor Funds.


To obtain current yield information, call toll-free (800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that the below referenced share classes have operated. The tables show the best and worst quarterly returns during these periods.

DAILY ASSETS TREASURY FUND

YEAR ENDED DECEMBER 31,
[EDGAR PRESENTATION OF CHART
1995    5.54%
1996    4.99%
1997    5.05%
1998    4.96%
1999    4.57%
2000    5.91%
2001    3.53%
2002    1.26%
2003    0.64%
2004]

Best
Quarter:    1.53% (quarter ended 12/31/00)

Worst
Quarter:    0.13% (quarter ended 12/31/03)


DAILY ASSETS GOVERNMENT FUND

YEAR ENDED DECEMBER 31,
[EDGAR PRESENTATION OF CHART
1995
1996
1997
1998
1999
2000
2001
2002    1.86%
2003    1.16%
2004]

Best
Quarter:    0.53% (quarter ended 3/31/02)

Worst
Quarter:    0.25% (quarter ended 12/31/03)


DAILY ASSETS CASH FUND

YEAR ENDED DECEMBER 31,
[EDGAR PRESENTATION OF CHART
1995
1996
1997
1998
1999
2000
2001
2002    1.79%
2003    1.17%
2004]
Best
Quarter:    0.49% (quarter ended 3/31/02)

Worst
Quarter:    0.26% (quarter ended 12/31/03)




The following table lists the average annual total return as of December 31, 2004.

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                                         ONE YEAR     FIVE YEARS     TEN YEARS     SINCE INCEPTION     INCEPTION DATE

MONARCH DAILY ASSETS TREASURY FUND                                                                         7/12/93
MONARCH DAILY ASSETS GOVERNMENT FUND                                                                       8/10/01
MONARCH DAILY ASSETS CASH FUND                                                                             8/10/01

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FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Preferred Shares of a Fund. Expenses for each Fund are based on annualized estimates for the fiscal year ending August 31, 2004. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE      MONARCH DAILY        MONARCH DAILY     MONARCH DAILY
DEDUCTED FROM FUND ASSETS)                            ASSETS TREASURY    ASSETS GOVERNMENT     ASSETS CASH

                                                           FUND                 FUND              FUND
Management Fees
Distribution (Rule 12b-1) Fees
Other Expenses
TOTAL ANNUAL FUND OPERATING EXPENSES (A)
Fee Waiver and Expense Reimbursement
NET EXPENSES(a)

(a) The Funds' administrator has contractually agreed to waive a portion of its fees and reimburse certain expenses through December 31, 2004, so that Net
Expenses for each Fund are 0.15%. Further, the Funds' administrator has voluntarily agreed to waive an additional portion of its fees for Daily Assets Cash Fund and Daily Assets Government Fund so that total expenses for those two Funds are 0.12% and 0.11%, respectively. Voluntary waivers and reimbursements may be reduced, increased, or eliminated at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Preferred Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Preferred Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that Total Annual Fund Operating Expenses or its Net Expenses remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS

MONARCH DAILY ASSETS TREASURY FUND
MONARCH DAILY ASSETS GOVERNMENT FUND
MONARCH DAILY ASSETS CASH FUND

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MANAGEMENT


Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in SAI.


THE ADVISER

The investment adviser of each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Funds, the Adviser manages one other money market fund.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined net assets of the Funds, 0.04% of the next $300 million in combined net assets and 0.03% of the remaining combined net assets.

OTHER SERVICE PROVIDERS


Citigroup   Global   Transaction   Services   through  its  various   affiliates
(collectively   "Citigroup"),   provides   certain   administration,   portfolio
accounting and transfer agency services to the Fund.

The distributor (principal underwriter) acts as the Fund's representative in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with Citigroup or its affiliated companies.


FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Preferred Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

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YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

               WRITE TO US AT:                                  ACH OR WIRE INVESTMENTS TO:
                    Monarch Funds                                    Comerica Bank
                    P.O. Box 446                                     ABA #121137522
                    Portland, Maine 04112                            FOR CREDIT TO:
                                                                     Forum Shareholder Services, LLC
                                                                     Account # 1891488817
               TELEPHONE US TOLL-FREE AT:                            (Name of Fund) - Preferred Shares
                    (800) 754-8757                                   (Your Name)
                                                                     (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                  ORDER MUST BE RECEIVED BY:                                   PAYMENT MUST BE RECEIVED BY:
      2:00 p.m., Eastern Time (11:00 a.m., Pacific Time)             4:00 p.m., Eastern Time (1:00 p.m., Pacific Time)

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 4:00 p.m., Eastern Time (1:00 p.m., Pacific Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed, which includes Columbus Day and Veterans Day ("Fund Business Days"). The time at which NAV is calculated also may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

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BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).

         CHECKS Checks must be made payable on their face to "Monarch Funds." A $20 charge may be imposed on any returned checks.


         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Preferred Shares is $10,000,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole          sign exactly as their names appear on the account
proprietorship  accounts.  Joint accounts have two or more
owners (tenants)
CORPORATIONS/OTHER                                              o Submit a certified copy of its articles of incorporation
                                                                  (a government-issued business license or other
                                                                  document that reflects the existence of the entity) and
                                                                  corporate resolution or secretary's  certificate
TRUSTS
                                                                o The trust must be established before an account can be
                                                                  opened
                                                                o Provide the first and signature pages from the trust
                                                                  document identifying the trustees

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INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o Call or write us for an account application                   o Fill out an investment slip from a statement or write us
o Complete the application (and other required                    a letter
  documents)                                                    o Write your account number on your check
o Mail us your application (and other required                  o Mail us the slip (or your letter) and the check
  documents) and a check
BY WIRE                                                         BY WIRE
o Call or write us for an account application                   o Call to notify us of your incoming wire
o Complete the application (and other required                  o Instruct your U.S. financial institution to wire your
  documents)                                                      money to us
o Call us to fax the completed application (and other
  required documents) and we will assign you an account
  number
o Mail us your original application (and other required
  documents)
o Instruct your U.S. financial institution to wire your
  money to us
BY ACH PAYMENT
o Call or write us for an account application
o Complete the application (and other required
  documents)
o Call us to fax the completed application (and other
  required documents) and we will assign you an account
  number
o Mail us your original application (and other
  required documents)
o We will electronically debit the purchase proceeds
  from the financial institution account identified on your
  account application


ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated after receipt of your application in proper form. The Fund may reject your application under the Trust's Anti-Money Laundering Compliance Program. See page 10 for Anti-Money Laundering Program. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account at the NAV next calculated after the Fund decides to close your account and to remit the proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may or may not be remitted if your account is closed at the request of governmental or law enforcement authorities. See page 10 for Anti-Money Laundering Program.

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The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Funds' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund's policy to discourage short-term trading. Frequent trading in the Funds may interfere with the management of a Fund's portfolio and result in increased costs. As money is moved in and out, a Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Specifically, focus is placed on scanning substantial redemption transactions which may be harmful to the Funds or their shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity occurring within five business days. If short-term trading trends are detected, appropriate course of action is taken. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of a Fund's portfolio, and purchase orders not accompanied by payment. Each Fund reserves the right to delay for up to one business day the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

Each Fund may refuse to sell shares to persons determined by the fund to be market timers, even if the above limitations have not been reached.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o [Fund name] - Preferred Shares
  o The dollar amount or number of shares you want to sell
  o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and  documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call  us  with   your  request  (unless  you  declined  telephone   redemption
  privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is registered
  o Additional form of identification

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o Redemption proceeds will be:
  o Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 2:00 p.m., EasternTime (11:00 a.m., Pacific Time or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

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SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange options, or any other election in connection with your account

The Transfer Agent reserves the right to require signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Preferred Shares of a Fund for Preferred Shares of another series of the Trust. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number(s)
  o The names of each Fund and share class from which you are selling and into which you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange)
  o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee (if required)
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number(s)
  o Exact name(s) in which account is registered
  o Additional form of identification

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OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds operate in accordance with Rule 2a-7 under the Investment  Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.

The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES


In addition to Preferred Shares, each Fund offers Universal Shares, Institutional Service Shares and Investor Shares. Daily Assets Cash Fund also offers Institutional, B Shares, and C Shares. Daily Assets Government Fund also offers Institutional Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer
Agent. Universal Shares are sold to institutional investors. Institutional Shares and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES


Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net investment income. Distributions may also be subject to certain state and local taxes.

Distributions of capital gain and the Fund's distribution of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares may be a taxable transaction for Federal income tax purposes. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the sale or exchange.

The Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust

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FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Preferred Shares of each Fund. The financial information for the periods shown is that of the Predecessor Funds. Total return in the table represents the rate an investor would have earned on an investment in Institutional Service Shares and Universal Shares of Daily Assets Treasury Fund and Preferred Shares of Daily Assets Government Fund and Daily Assets Cash Fund (assuming the reinvestment of all distributions). The information in the table has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2004, which is available upon request.


                                SELECTED DATA FOR A SINGLE SHARE                                 RATIOS/SUPPLEMENTAL DATA
                           -------------------------------------------                        -------------------------------
                                                                               Net Assets              Ratios to
                          Beginning           Distributions Ending             at End of        Average Net Assets (a)
                                                                                                ----------------------
                          Net Asset     Net      from Net  Net Asset             Period                  Net
     Year Ended           Value Per Investment Investment  Value Per  Total      (000's               Investment   Gross
     August 31,            Share      Income     Income     Share    Return(c)  Omitted) Net Expenses  Income    Expenses (b)
------------------------------------------------------------------------------------------------------------------------------------

DAILY ASSETS TREASURY FUND
Institutional Service Shares

         2004

         2003                            $1.00     $0.01     $(0.01)     $1.00       0.84%  $35,074    0.45%      0.84%      0.67%
         2002(c)                          1.00      0.02      (0.02)      1.00       1.57%   20,068    0.45%      1.68%      0.62%
         2001                             1.00      0.05      (0.05)      1.00       4.92%   50,554    0.45%      4.57%      0.61%
         2000                             1.00      0.05      (0.05)      1.00       5.47%   30,480    0.45%      5.30%      0.62%
Universal Shares

         2004

         2003                            $1.00     $0.01     $(0.01)     $1.00       1.10% $140,137    0.21%      0.80%      0.37%
         2002(c)                          1.00      0.02      (0.02)      1.00       1.82%      105    0.20%      1.81%      8.77%
         2001                             1.00      0.05      (0.05)      1.00       5.24%      102    0.20%      6.22%      0.92%
         2000(e)                          1.00      0.04      (0.04)      1.00       4.02%    5,976    0.20%      5.86%      0.38%

DAILY ASSETS GOVERNMENT FUND

         2004

         2003                            $1.00    $0.01      $(0.01)     $1.00      1.40%  $ 11,549     0.11%      1.05%       0.25%
         2002(c)                          1.00     0.02       (0.02)      1.00      2.25%   12,041      0.12%      2.19%       0.22%
         2001(f)                          1.00     -(d)       -(d)        1.00      0.22%      8        0.12%      3.64%      97.77%

DAILY ASSETS CASH FUND

         2004

           2003                          $1.00    $0.01      $(0.01)     $1.00      1.37%   $ 2,979     0.12%      1.39%       0.30%
           2002                           1.00     0.02      (0.02)       1.00      2.21%    13,095     0.12%      1.88%       0.20%
           2001(f)                        1.00     -(d)       -(d)        1.00      0.22%      8        0.12%      3.76%      91.14%

(a)  All ratios for periods less than one year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
(d)  Less than $0.01 per share.
(e)  Commenced operations December 30, 1999.
(f)  Commenced operations August 10, 2001.
(g)  Not annualized.

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
        Additional information about each Fund's investments is available in the Funds' annual/semi-annual reports to shareholders.
                                                                                                       MONARCH
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                          FUNDS
           The SAI provides more detailed information about each Fund
   and is incorporated by reference, and thus is a part of, this Prospectus.                      PREFERRED SHARES

                              CONTACTING THE FUNDS
  You can get free copies of the Fund's annual/semi-annual reports and the SAI,
      request other information and discuss your questions about the Funds                           MONARCH DAILY
                           by contacting the Funds at:                                              ASSETS TREASURY
                         Forum Shareholder Services, LLC                                                  FUND
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757                                                      MONARCH DAILY
                                                                                                         ASSETS
                 SECURITIES AND EXCHANGE COMMISSION INFORMATION                                     GOVERNMENT FUND
    You can also review the Funds' annual/semi-annual reports, SAI and other information about the Funds at the Public Reference Room of the Securities and
      Exchange Commission ("SEC"). The scheduled hours of operation of the                           MONARCH DAILY
              Public Reference Room may be obtained by calling the                                       ASSETS
                SEC at (202) 942-8090. You can get copies of this                                      CASH FUND

               information, for a fee, by e-mailing or writing to:
                              Public Reference Room

                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.                                              Monarch Funds
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04101
                                                                                                     (800) 754-8757


                    Investment Company Act File No. 811-3023


                    MONARCH
                     FUNDS

A MONEY MARKET FUND THAT SEEKS TO PROVIDE HIGH CURRENT INCOME TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                PROSPECTUS



                                JANUARY --, 2005



                                UNIVERSAL SHARES

                                MONARCH DAILY ASSETS TREASURY FUND
                                MONARCH DAILY ASSETS GOVERNMENT FUND
                                MONARCH DAILY ASSETS CASH FUND


(MONEY MARKET PICTURE)

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


         RISK/RETURN SUMMARY                                                   1
                  Investment Objectives                                        1
                  Principal Investment Strategies                              1
                  Principal Risks of Investing in a Fund                       2
                  Portfolio Holdings                                           2

         PERFORMANCE                                                           3
         FEE TABLES                                                            4
         MANAGEMENT                                                            5
         YOUR ACCOUNT                                                          6
                  How to Contact the Fund                                      6
                  General Information                                          6
                  Buying Shares                                                7
                  Selling Shares                                               9
                  Exchange Privileges                                         11
         OTHER INFORMATION                                                    12
         FINANCIAL HIGHLIGHTS                                                 14

[LEFT HAND COLUMN
DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]



This Prospectus offers Universal Shares of three money market funds -- Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund (each a "Fund," and collectively, the "Funds"). Universal Shares have a $1,000,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to  maintain  a stable net asset  value of $1.00 per share by:
     o    Investing in a diversified portfolio of Money Market Securities
     o    Investing in securities with remaining maturities of 397 days or less
     o Maintaining a dollar weighted average maturity of its investments of 90 days or less.

Each Fund's primary investments are:


               FUND                                  PRIMARY INVESTMENTS
Monarch Daily Assets Treasury Fund      At least 80% of net assets invested in Treasury

                                        Securities and Repurchase Agreements backed by Treasury Securities

Monarch Daily Assets Government         At least 80% of net assets invested in Government

                                        Securities and Repurchase Agreements backed by Government Securities

Monarch Daily Assets Cash Fund          Invests in a broad spectrum of Money Market
                                        Securities including:
                                                o Securities issued by financial

                                                  institutions, such as certificates of deposit,
                                                  bankers' acceptances and time deposits
                                                o Securities issued by domestic companies,
                                                  such as commercial paper
                                                o Government Securities
                                                o Repurchase Agreements


MONARCH FUNDS
--------------------------------------------------------------------------------

The investment adviser for the Funds (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Funds' investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund

     o The security subsequently fails to meet the Adviser's investment criteria

     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investments are listed below. These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury. Generally, credit risk is greatest for Daily Assets Cash Fund, moderate for Daily Assets Government Fund and least for Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE


The following charts and table provide some indication of the risks of investing in a Fund's Universal Shares by showing changes in performance and investment returns from year to year. On December __, 2004, Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund acquired the assets and liabilities of Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund, respectively, each a series of Monarch Funds, a Massachusetts business trust (the "Predecessor Funds") in a tax-free reorganization. The Predecessor Funds maintained the same investment objectives and similar investment policies to that of the Funds. The performance of the Universal Shares for the periods shown is that of the Universal Shares of the Predecessor Funds.


To obtain current yield information, call toll-free (800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for the last ten calendar years that Universal Shares have operated. The tables show the best and worst quarterly returns during these periods.


YEARS ENDED DECEMBER 31,


MONARCH DAILY ASSETS TREASURY FUND


[EDGAR BAR CHART


1995
1996
1997
1998
1999
2000 6.23%
2001 3.81%
2002 1.51%
2003 0.90%
2004]



Best Quarter:        1.62% (quarter ended 12/31/00)

Worst Quarter:       0.20% (quarter ended 12/31/03)



MONARCH DAILY ASSETS GOVERNMENT FUND


[EDGAR BAR CHART


1995 6.01%
1996 5.44%
1997 5.56%
1998 5.49%
1999 5.06%
2000 6.35%
2001 4.05%
2002 1.78%
2003 1.05%
2004]

Best Quarter:        1.63% (quarter ended 12/31/00)

Worst Quarter:       0.23% (quarter ended 12/31/03)



MONARCH DAILY ASSETS CASH FUND


[EDGAR BAR CHART


1995 5.96%
1996 5.36%
1997 5.56%
1998 5.55%
1999 5.17%
2000 6.41%
2001 4.19%
2002 1.71%
2003 1.09%
2004]

Best Quarter:        1.65% (quarter ended 12/31/00)

Worst Quarter:       0.24% (quarter ended 12/31/03)


The following table lists the average annual total return as of December 31, 2004.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


                                         ONE YEAR       FIVE YEARS         TEN YEARS        SINCE INCEPTION     INCEPTION DATE

MONARCH DAILY ASSETS TREASURY FUND           %                                                     %               12/30/99
MONARCH DAILY ASSETS GOVERNMENT FUND         %               %                 %                   %               10/29/92
MONARCH DAILY ASSETS CASH FUND               %               %                 %                   %               12/1/92


FEE TABLES


The following table describes the various fees and expenses that you will pay if you invest in Universal Shares of a Fund. Expenses for each Fund are based on annualized estimates for the fiscal year ending August 31, 2005. Expenses are stated as a percentage of Fund's average net assets. There is no charge to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES                        MONARCH DAILY ASSETS    MONARCH DAILY ASSETS    MONARCH DAILY ASSETS
                                                            TREASURY               GOVERNMENT                 CASH

                                                              FUND                    FUND                    FUND
(expenses that are deducted from Fund assets)
Management Fees
Distribution (Rule 12b-1) Fees
Other Expenses
TOTAL ANNUAL FUND OPERATING EXPENSES(A)

     (a) The administrator has voluntarily agreed to waive certain fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses to 0.20% for each Fund. These waivers and reimbursements may be reduced, increased, or eliminated at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Universal Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return, that the Total Annual Fund Operating Expenses (and Net Expenses for Treasury Cash Fund) remain as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                  ONE YEAR          THREE YEARS         FIVE YEARS          TEN YEARS

MONARCH DAILY ASSETS TREASURY FUND                   $                   $                   $                  $
MONARCH DAILY ASSETS GOVERNMENT FUND                 $                   $                   $                  $
MONARCH DAILY ASSETS CASH FUND                       $                   $                   $                  $


MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT


Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.


THE ADVISER

The investment adviser of each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Funds, the Adviser manages one other money market fund.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined net assets of the Funds, 0.04% of the next $300 million in combined net assets and 0.03% of the remaining combined net assets.

OTHER SERVICE PROVIDERS



Citigroup   Global   Transaction   Services   through  its  various   affiliates
(collectively   "Citigroup"),   provides   certain   administration,   portfolio
accounting and transfer agency services to the Fund.

The distributor (principal underwriter) acts as the Fund's representative in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with Citigroup or its affiliated companies.

Each Fund has entered into a shareholder service agreement under which the Fund pays 0.20% of the net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under these plans may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

In addition to distribution and/or service fees paid by the Funds, the administrator or its affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.


FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Universal Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

     WRITE TO US AT:                           ACH OR WIRE INVESTMENTS TO:
     Monarch Funds                             Comerica Bank
     P.O. Box 446                              ABA #121137522
     Portland, Maine 04112                     FOR CREDIT TO:
                                               Forum Shareholder Services, LLC
                                               Account # 1891488817
     TELEPHONE US TOLL-FREE AT:                (Name of Fund) - Universal Shares
     (800) 754-8757                            (Your Name)
                                               (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:


                  ORDER MUST BE RECEIVED BY:                                   PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific Time (2:00 p.m., Eastern Time)             1:00 p.m., Pacific Time (4:00 p.m., Eastern Time)

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchases, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time (4:00 p.m., Eastern Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed, which includes Columbus Day and Veterans Day ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

MONARCH FUNDS
--------------------------------------------------------------------------------

BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by credit card check, starter check, cash, or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).

         CHECKS Checks must be made payable on their face to "Monarch Funds." A $20 charge may be imposed on any returned checks.


         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.

ACCOUNT REQUIREMENTS

ACCOUNT REQUIREMENTS

                TYPE OF ACCOUNT                                                 REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign  exactly as their names appear on the
proprietorship  accounts.  Joint accounts have two or more        account
account owners (tenants)

CORPORATIONS/OTHER                                              o Submit a certified copy of its articles of incorporation
                                                                  (a government-issued business license  or
                                                                  other document that reflects the existence of the entity) and corporate resolution or secretary's certificate

TRUSTS                                                          o The trust must be established before an account can be opened
                                                                o Provide the first and signature pages from the trust document identifying  the trustees

                                                                               7

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o Call or write us for an account application                   o Fill out an investment slip from a statement or
o Complete the application (and other required                    write us a letter
  documents)                                                    o Write your account number on your check
o Mail us your application (and other required                  o Mail us the slip (or your letter) and the check
  documents) and a check

BY WIRE                                                          BY WIRE
o Call or write us for an account application                   o Call to notify us of your incoming wire
o Complete the application (and other required                  o Instruct your U.S. financial institution to wire
  documents)                                                      your money to us
o Call us to fax the completed application (and other
  required documents) and we will assign you an account
  number
o Mail us your original application (and other required
  documents)
o Instruct your U.S. financial institution to wire your
  money to us

BY ACH PAYMENT
o Call or write us for an account application
o Complete the application (and other required documents)
o Call us to fax the completed application (and other required documents) and we will assign you an account number
o Mail us your original application (and other required doucments
o We will electronically debit your purchase proceeds from the financial institution account identified on your account application


ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated after receipt of your application in proper form. The Fund may reject your application under the Trust's Anti-Money Laundering Compliance Program. See page 10 for Anti-Money Laundering Program. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account at the NAV next calculated after the Fund decides to close your account and to remit the proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may or may not be remitted if your account is closed at the request of governmental or law enforcement authorities. See page 10 for Anti-Money Laundering Program.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

MONARCH FUNDS
--------------------------------------------------------------------------------


LIMITATIONS ON FREQUENT PURCHASES The Funds' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund's policy to discourage short-term trading. Frequent trading in the Funds, may interfere with the management of a Fund's portfolio and result in increased costs. As money is moved in and out, a Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Specifically, focus is placed on scanning substantial redemption transactions, which may be harmful to the Funds or their shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity occurring within five business days. If short-term trading trends are detected, appropriate course of action is taken. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of a Fund's portfolio, and purchase orders not accompanied by payment. Each Fund reserves the right to delay for up to one business day the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

Each Fund may refuse to sell shares to persons determined by the fund to be market timers, even if the above limitations have not been reached.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES

BY MAIL

     o    Prepare a written request including:

          o    Your name(s) and signature(s)

          o    Your account number

          o    [Fund Name] - Universal Shares

          o    The dollar amount or number of shares you want to sell

          o    How and where to send the redemption proceeds

     o    Obtain a signature guarantee (if required)

     o    Obtain other documentation (if required)

     o    Mail us your request and documentation

BY WIRE

     o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application

     o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

     o    Mail us your request (See "By Mail")

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)

     o    Provide the following information:

          o    Your account number

          o    Exact  name(s) in which the account is  registered

          o    Additional form of identification

     o    Redemption proceeds will be:

          o    Mailed to you OR

          o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (2:00 p.m., Eastern Time or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more

     o    Changes to a shareholder's record name

     o    Redemptions   from  an  account  for  which  the  address  or  account
          registration has changed within the last 30 days

     o Sending redemption and distribution proceeds to any person, address or financial institution account not on record

     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours

     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Universal Shares of a Fund for Universal Shares of another series of the Trust. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL

     o    Prepare a written request including:

          o    Your name(s) and signature(s)

          o    Your account number(s)

          o The names of each Fund and share class from which you are selling and into which you are exchanging

          o The dollar amount or number of shares you want to sell (and exchange)

          o Open a new account and complete an account application if you are requesting different shareholder privileges

     o    Obtain a signature  guarantee (if required)

     o    Mail us your request and documentation

BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)

     o    Provide the following information:

          o    Your account number(s)

          o    Exact name(s) in which account is registered

          o    Additional form of identification

                                                                   MONARCH FUNDS
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OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds operate in accordance with Rule 2a-7 under the Investment  Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.

The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES


In addition to Universal Shares, each Fund offers Preferred Shares, Investor Shares, and Institutional Service Shares. Daily Assets Cash Fund also offers Institutional Shares, B Shares, and C Shares. Daily Assets Government Fund also offers Institutional Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer
Agent. Preferred Shares are sold to institutional investors. Institutional Shares and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES


Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net investment income. Distributions may also be subject to certain state and local taxes.

Distributions of capital gain and the Fund's distribution of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares may be a taxable transaction for Federal income tax purposes. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the sale or exchange.

The Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

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The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

                                                                   MONARCH FUNDS
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The following table is intended to help you understand the performance of Universal Shares of each Fund. The financial information for the periods shown is that of the Predecessor Funds. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2004, which is available upon request.


                                  SELECTED DATA FOR A SINGLE SHARE                               RATIOS/SUPPLEMENTAL DATA
                           -----------------------------------------------                    --------------------------------
                                                                                      Net                Ratios to
                                                                                   Assets at       Average Net Assets(a)
                           Beginning              Distributions Ending               End of   --------------------------------
                           Net Asset      Net       From Net    Net Asset            Period
        Year Ended         Value Per  Investment   Investment   Value Per Total    (000's       Net        Net        Gross
        August 31,           Share      Income       Income       Share   Return    Omitted)  Expenses   Investment  Expenses (b)
                                                                            (E)                            Income

MONARCH DAILY ASSETS TREASURY FUND (D)
         2004

         2003            $1.00     $0.01     $(0.01)     $1.00          1.10%   $140,137    0.21%      0.80%       0.37%
         2002(c)          1.00      0.02      (0.02)      1.00          1.82%        105    0.20%      1.81%       8.77%
         2001             1.00      0.05      (0.05)      1.00          5.24%        102    0.20%      6.22%       0.92%
         2000(d)          1.00      0.04      (0.04)      1.00          4.02%      5,976    0.20%      5.86%       0.38%


MONARCH DAILY ASSETS GOVERNMENT FUND
         2004

         2003            $1.00     $0.01     $(0.01)     $1.00          1.29%   $114,173    0.20%      1.26%       0.28%
         2002(c)          1.00      0.02      (0.02)      1.00          2.17%     81,426    0.21%      2.17%       0.25%
         2001             1.00      0.05      (0.05)      1.00          5.34%    164,500    0.20%      5.29%       0.23%
         2000             1.00      0.06      (0.06)      1.00          5.94%    225,697    0.20%      5.73%       0.24%



MONARCH DAILY ASSETS CASH FUND
         2004

         2003            $1.00     $0.01     $(0.01)     $1.00          1.29%   $104,842    0.20%      1.24%       0.28%
         2002             1.00      0.02      (0.02)      1.00          2.12%     46,833    0.21%      2.03%       0.25%
         2001             1.00      0.05      (0.05)      1.00          5.49%     37,236    0.20%      5.68%       0.24%
         2000             1.00      0.06      (0.06)      1.00          6.04%     70,451    0.20%      5.84%       0.23%


     (a)  All ratios for periods less than one year are annualized.

     (b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.

     (c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01.

     (d)  Commenced operations on December 30, 1999.

     (e)  Not annualized.





                             FOR MORE INFORMATION                                                MONARCH
                                                                                                  FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS
              Additional information about each Fund's investments
     is available in the Funds' annual/semi-annual reports to shareholders.
                                                                                              UNIVERSAL SHARES

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
              The SAI provides more detailed information about each
                Fund and is incorporated by reference, and thus is part                      MONARCH DAILY ASSETS
                              of, this Prospectus.                                               TREASURY FUND

                              CONTACTING THE FUND
         You can get free copies of the Funds' annual/semi-annual reports                    MONARCH DAILY ASSETS
                  and the SAI, request other information and                                     GOVERNMENT FUND
                     discuss your questions about the Funds
                          by contacting the Funds at:                                        MONARCH DAILY ASSETS
                                                                                                    CASH FUND
                        Forum Shareholder Services, LLC
                                 P.O. Box 446
                             Portland, Maine 04112
                                (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
     You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public
  Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee,
                           by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.






                   Investment Company Act File No. 811-3023

                                                                                             Monarch Funds
                                                                                             P.O. Box 446
                                                                                         Portland, Maine 04112
                                                                                            (800) 754-8757



                    MONARCH
                     FUNDS

THREE MONEY MARKET FUNDS THAT SEEK TO PROVIDE
HIGH CURRENT INCOME TO THE EXTENT CONSISTENT
WITH THE PRESERVATION OF CAPITAL AND THE
MAINTENANCE OF LIQUIDITY.

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                PROSPECTUS


                                JANUARY --, 2005



                                            INSTITUTIONAL SERVICE SHARES




                                            MONARCH DAILY ASSETS TREASURY FUND


                                            MONARCH DAILY ASSETS GOVERNMENT FUND

                                            MONARCH DAILY ASSETS CASH FUND



(MONEY MARKET PICTURE)

                                                                   MONARCH FUNDS
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TABLE OF CONTENTS



         RISK/RETURN SUMMARY                                                  1

                  Investment Objectives                                       1

                  Principal Investment Strategies                             1

                  Principal Risks of Investing in a Fund                      2

                  Portfolio Holdings                                          2


         PERFORMANCE                                                          3

         FEE TABLES                                                           4

         MANAGEMENT                                                           5

            YOUR ACCOUNT                                                      6

                  How to Contact the Fund                                     6

                  General Information                                         6

                  Buying Shares                                               7

                  Selling Shares                                              9

                  Exchange Privileges                                         10

         OTHER INFORMATION                                                    11

         FINANCIAL HIGHLIGHTS                                                 12

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RISK/RETURN SUMMARY


[Call out box:
DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transactionin which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]

This Prospectus offers Institutional Service Shares of three money market funds -- Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund (each a "Fund," and collectively, the "Funds"). Institutional Service Shares have a $100,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to  maintain  a stable net asset  value of $1.00 per share by:
        o Investing in a diversified  portfolio of Money Market Securities
        o Investing in securities with remaining  maturities of 397 days or less
        o Maintaining a dollar weighted average maturity of its investments of 90 days or less

Each Fund's primary investments are:


               FUND                                  PRIMARY INVESTMENTS
Monarch Daily Assets Treasury Fund  At least 80% of net assets invested in Treasury

                                    Securities and Repurchase Agreements backed by Treasury Securities

Monarch Daily Assets Government     At least 80% of net assets invested in Government
Fund                                Securities and Repurchase Agreements backed by

                                    Government Securities

Monarch Daily Assets Cash Fund      Invests in a broad spectrum of Money Market
                                    Securities including:
                                    o Securities issued by financial

                                      institutions,  such  as  certificates   of
                                      deposit,  bankers'  acceptances  and  time
                                      deposits
                                    o Securities issued by  domestic  companies,
                                      such as commercial paper
                                    o Government Securities
                                    o Repurchase Agreements

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

The investment adviser for the Funds (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Funds' investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
    o Revised  economic  forecasts   or  interest   rate   outlook   requires  a
      repositioning of a Fund
    o The   security  subsequently  fails  to   meet  the  Adviser's  investment
      criteria
    o Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investments are listed below. These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the corresponding Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury. Generally, credit risk is greatest for Daily Assets Cash Fund, moderate for Daily Assets Government Fund and least for Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

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PERFORMANCE


The following charts and table provide some indication of the risks of investing in a Fund's Institutional Service Shares by showing changes in performance and investment returns from year to year. On December __, 2004, Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund acquired the assets and liabilities of Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund, respectively, each a series of Monarch Funds, a Massachusetts business trust (the "Predecessor Funds") in a tax-free reorganization. The Predecessor Funds maintained the same investment objectives and similar investment policies to that of the Funds. The performance of the Institutional Service Shares for the periods shown is that of the Institutional Service Shares of the Predecessor Funds.


To obtain current yield information, call toll-free (800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for the last ten full calendar years that the below referenced share classes have operated. The tables show the best and worst quarterly returns during these periods.


MONARCH DAILY ASSETS TREASURY FUND
(INSTITUTIONAL SERVICE SHARES)

[Edgar representation of bar chart

YEAR ENDED DECEMBER 31,
1995                            5.54%
1996                            4.99%
1997                            5.05%
1998                            4.96%
1999                            4.57%
2000                            5.91%
2001                            3.53%
2002                            1.26%
2003                            0.64%
2004]


Best Quarter:   1.53% (quarter ended 12/31/00)

Worst Quarter:  0.13% (quarter ended 12/31/03)



MONARCH DAILY ASSETS GOVERNMENT FUND
(INSTITUTIONAL SERVICE SHARES)

[Edgar representation of bar chart
YEAR ENDED DECEMBER 31,
1995                            6.01%
1996                            5.44%
1997                            5.56%
1998                            5.49%
1999                            5.06%
2000                            6.35%
2001                            4.05%
2002                            1.78%
2003                            1.05%
2004]


Best Quarter:   1.63% (quarter ended 12/31/00)

Worst Quarter:  0.23% (quarter ended 12/31/03)



MONARCH DAILY ASSETS CASH FUND
(INSTITUTIONAL SERVICE SHARES)

[Edgar representation of bar chart
YEAR ENDED DECEMBER 31,
1995                            5.96%
1996                            5.36%
1997                            5.56%
1998                            5.55%
1999                            5.17%
2000                            6.41%
2001                            4.19%
2002                            1.71%
2003                            1.09%
2004]


Best Quarter:   1.65% (quarter ended 12/31/00)

Worst Quarter:  0.24% (quarter ended 12/31/03)


The following table lists the average annual total return as of December 31, 2004.

                                         ONE YEAR       FIVE YEARS          TEN YEARS        SINCE INCEPTION     INCEPTION DATE

MONARCH DAILY ASSETS TREASURY FUND                                                                                   7/12/93
MONARCH DAILY ASSETS GOVERNMENT FUND                                                                                10/29/92
MONARCH DAILY ASSETS CASH FUND                                                                                       12/1/92


                                                                   MONARCH FUNDS
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Fee Tables

The following table describes the various fees and expenses that you will pay if you invest in Institutional Service Shares of a Fund. Expenses for each Fund are based on annualized estimates for the fiscal year ending August 31, 2004. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES                          MONARCH DAILY ASSETS   MONARCH DAILY ASSETS   MONARCH DAILY ASSETS
(expenses that are deducted from Fund assets)                 TREASURY              GOVERNMENT                CASH

                                                                FUND                   FUND                   FUND
Management Fees
Distribution (Rule 12b-1) Fees                                  None                   None                   None
Other Expenses
TOTAL ANNUAL FUND OPERATING EXPENSES(A)

(a) The administrator has voluntarily agreed to waive certain fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses to 0.45% for each Fund. These waivers and reimbursements may be reduced, increased, or eliminated at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  ONE YEAR          THREE YEARS          FIVE YEARS          TEN YEARS

MONARCH DAILY ASSETS TREASURY  FUND
MONARCH DAILY ASSETS GOVERNMENT  FUND
MONARCH DAILY ASSETS CASH FUND



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MANAGEMENT


Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information ("SAI").


THE ADVISER

The investment adviser of each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Funds, the Adviser manages one other money market fund.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined net assets of the Funds, 0.04% of the next $300 million in combined net assets and 0.03% of the remaining combined net assets.

OTHER SERVICE PROVIDERS


Citigroup   Global   Transaction   Services   through  its  various   affiliates
(collectively   "Citigroup"),   provides   certain   administration,   portfolio
accounting and transfer agency services to the Fund.

The distributor (principal underwriter) acts as the Fund's representative in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with Citigroup or its affiliated companies.

Each Fund has entered into a shareholder service agreement under which the Fund pays 0.20% of the net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under these plans may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

In addition to distribution and/or service fees paid by the Funds, the administrator or its affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.



FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Institutional Service Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases investment performance of a Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                                                   MONARCH FUNDS
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YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows:

      WRITE TO US AT:                   ACH OR WIRE INVESTMENTS TO:
        Monarch Funds                     Comerica Bank
        P.O. Box 446                      ABA #121137522
        Portland, Maine 04112             FOR CREDIT TO:
                                          Forum Shareholder Services, LLC
      TELEPHONE US TOLL-FREE AT:          Account # 1891488817
        (800) 754-8757                    (Name of Fund) - Institutional Service
                                          Shares
                                          (Your Name)
                                          (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of Funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                  ORDER MUST BE RECEIVED BY:                                   PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific Time (2:00 p.m., Eastern Time)             1:00 p.m., Pacific Time (4:00 p.m., Eastern Time)

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time (4:00 p.m., Eastern Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed, which includes Columbus Day and Veterans Day ("Fund Business Days"). The time at which NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund (and the Portfolio in which it invests) values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).

      CHECKS Checks must be made payable on their face to "Monarch Funds." A $20 charge may be imposed on any returned chicks.


      ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

      WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Institutional Service Shares is $100,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS:             o    Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole             required to sign exactly as their names appear on the
proprietorship accounts.  Joint accounts have two or more            account
owners (tenants)
CORPORATIONS/OTHER                                              o    Submit a certified copy of its articles of incorporation
                                                                     (a government-issued business license or other document
                                                                     that reflects the existence of the entity) and corporate
                                                                     resolution or secretary's certificate
TRUSTS                                                          o    The trust must be established before an account
                                                                     can be opened
                                                                o    Provide the first and signature pages from the
                                                                     trust document identifying the trustees

                                                                   MONARCH FUNDS
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INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o        Call or write us for an account application            o        Fill out an  investment  slip from a statement  or
o        Complete the application (and other required                    write us a letter
         documents)                                             o        Write your account number on your check
o        Mail us your application (and other required           o        Mail us the slip (or your letter) and the check
         documents) and a check
BY WIRE                                                         BY WIRE
o        Call or write us for an account application            o        Call to notify us of your incoming wire
o        Complete the application (and other required           o        Instruct your U.S.  financial  institution to wire your
         documents)                                                      money to us
o        Call us to fax the completed application (and
         other required documents) and we will assign
         you an account number
o        Mail us your original application (and other
         required documents)
o        Instruct your U.S. financial institution to wire
         your money to us
BY ACH PAYMENT
o        Call or write us for an account application
o        Complete the application (and other required
         documents)
o        Call us to fax the completed application (and other
         required documents) and we will assign you an account
         number
o        Mail us your original application (and other
         required documents)
o        We will electronically debit your purchase proceeds from
         the financial institution account identified on your
         account application


ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated after receipt of your application in proper form. The Fund may reject your application under the Trust's Anti-Money Laundering Compliance Program. See page 10 for Anti-Money Laundering Program. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account at the NAV next calculated after the Fund decides to close your account and to remit the proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may or may not be remitted if your account is closed at the request of governmental or law enforcement authorities. See page 10 for Anti-Money Laundering Program.

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The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Funds' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund's policy to discourage short-term trading. Frequent trading in the Funds may interfere with the management of a Fund's portfolio and result in increased costs. As money is moved in and out, a Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Specifically, focus is placed on scanning substantial redemption transactions, which may be harmful to the Funds or their shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity occurring within five business days. If short-term trading trends are detected, appropriate course of action is taken. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of a Fund's portfolio, and purchase orders not accompanied by payment. Each Fund reserves the right to delay for up to one business day the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

Each Fund may refuse to sell shares to persons determined by the fund to be market timers, even if the above limitations have not been reached.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

                                                                   MONARCH FUNDS
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SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o   Prepare a written request including:
    o   Your name(s) and signature(s)
    o   Your account number
    o   [Fund name] - Institutional Service Shares
    o   The dollar amount or number of shares you want to sell
    o   How and where to send the  redemption  proceeds
o   Obtain a signature  guarantee (if required)
o   Obtain other  documentation  (if required)
o   Mail us your request and  documentation
BY WIRE
o   Wire  redemptions  are only  available  if your  redemption is for $5,000 or
    more and you did not decline  wire   redemption  privileges  on your account
    application
o   Call us  with  your  request  (unless  you  declined   telephone  redemption
    privileges on your account application) (See "By Telephone") OR
o   Mail us your request (See "By Mail")
BY CHECK
o   Write  a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY  TELEPHONE
o   Call us with  your  request  (unless  you  declined   telephone   redemption
    privileges   on  your  account application)
o   Provide the following information:
    o   Your account number
    o   Exact  name(s)  in which  the  account  is  registered
    o   Additional  form of identification
o   Redemption proceeds will be:
    o   Mailed to you OR
    o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (2:00 p.m., Eastern Time or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

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SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o        Written requests to redeem $100,000 or more
     o        Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o        Sending  redemption   and  distribution  proceeds  to any  person,
              address  or financial   institution   account  not  on  record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, a Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may  exchange  Institutional  Service  Shares  of a Fund  for  Institutional
Service Shares of another series of the Trust. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o     Prepare a written request including:
      o   Your name(s) and signature(s)
      o   Your account number(s)
      o The names of each Fund and share class from which you are selling and into which you are exchanging
      o   The  dollar amount or number of shares you want to sell (and exchange)
      o Open a new account and complete an account application if you are requesting different shareholder privileges
o     Obtain  a  signature guarantee (if required)
o     Mail us your request and  documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o     Provide the following information:
      o   Your account number(s)
      o   Exact name(s) in which account is registered
      o   Additional form of identification

                                                                   MONARCH FUNDS
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OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund operates in accordance with Rule 2a-7 under the Investment Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.

The Fund may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES


In addition to Institutional Service Shares, each Fund offers Preferred Shares, Universal Shares, and Investor Shares. Daily Assets Cash Fund also offers Institutional Shares, B Shares, and C Shares. Daily Assets Government Fund also offers Institutional Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer
Agent. Preferred and Universal Shares are sold to institutional investors. Institutional Shares and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES


Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net investment income. Distributions may also be subject to certain state and local taxes.

Distributions of capital gain and the Fund's distribution of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares may be a taxable transaction for Federal income tax purposes. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the sale or exchange.

The Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

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The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser..

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

                                                                   MONARCH FUNDS
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FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Institutional Service Shares of each Fund. The financial information for the periods shown is that of the Predecessor Funds. Total return in the table represents the rate an investor would have earned on an investment in Institutional Service Shares of each Fund (assuming the reinvestment of all distributions). The information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2004, which is available upon request, without charge.


                   SELECTED DATA FOR A SINGLE SHARE                                            RATIOS/SUPPLEMENTAL DATA
              --------------------------------------------------                           ---------------------------------------

                                                                                    Net Assets                   Ratios to
                    Beginning              Distributions    Ending                   at End of            Average Net Assets(a)
                    Net Asset      Net       from Net     Net Asset                   Period                  Net
Year Ended          Value Per  Investment   Investment    Value Per    Total         (000's      Net       Investment     Gross
August 31,            Share      Income       Income        Share     Return (g)     Omitted)  Expenses      Income      Expenses

DAILY ASSETS TREASURY FUND (E)
2004
2003                  1.00        0.01       (0.01)        1.00        0.84%           35,074     0.45%       0.84%       0.67%
2002(c)               1.00        0.02       (0.02)        1.00        1.57%           20,068     0.45%       1.68%       0.62%
2001                  1.00        0.05       (0.05)        1.00        4.92%           50,554     0.45%       4.57%       0.61%
2000                  1.00        0.05       (0.05)        1.00        5.47%           30,480     0.45%       5.30%       0.62%
DAILY ASSETS GOVERNMENT FUND
2004
2003(f)               1.00      - (d)        - (d)         1.00        0.16%           76,273     0.45%       0.70%       0.58%
DAILY ASSETS CASH FUND
2004
2003(f)               1.00      - (d)        - (d)         1.00        0.18%           36,876     0.45%       0.76%       0.58%


(a)  All ratios for periods of less than one year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share.
(d)  Less than $0.01 per share.
(e) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(f)  Commenced operations on June 9, 2003.
(g)  Not annualized.




                              FOR MORE INFORMATION                                                      MONARCH
                                                                                                          FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS                                                 INSTITUTIONAL
              Additional information about each Fund's investments                                   SERVICE SHARES
                  is available in the Funds' annual/semi-annual

                            reports to shareholders.                                                  MONARCH DAILY
                                                                                                         ASSETS

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                       TREASURY FUND
                   The SAI provides more detailed information

                about each Fund and is incorporated by reference,                                     MONARCH DAILY
                     and thus is a part of, this Prospectus.                                              ASSETS

                                                                                                        GOVERNMENT
                              CONTACTING THE FUNDS                                                          FUND
                      You can get free copies of the Funds'
                     annual/semi-annual reports and the SAI,                                           MONARCH DAILY
                   request other information and discuss your                                              ASSETS
                                    questions                                                             CASH FUND
                   about the Funds by contacting the Funds at:

                         Forum Shareholder Services, LLC
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
        You can also review a Fund's annual/semi-annual reports, the SAI and other information about each Fund at the Public Reference
           Room of the Securities and Exchange Commission ("SEC"). The
                   scheduled hours of operation of the Public
              Reference Room may be obtained by calling the SEC at
                       (202) 942-8090. You can get copies
                                    of this
                      information, for a fee, by e-mailing
                                 or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov.


                    Fund information, including copies of the
                       annual/semi-annual reports and the
                     SAI, is available from the SEC's EDGAR
                                    Database
                         on its Web site at www.sec.gov.


                                                                                                        Monarch Funds
                    Investment Company Act File No. 811-3023                                             P.O. Box 446
                                                                                                    Portland, Maine 04101
                                                                                                        (800) 754-8757

                    MONARCH                     PROSPECTUS
                     FUNDS

THREE MONEY MARKET FUNDS THAT SEEK TO
PROVIDE HIGH CURRENT INCOME TO THE EXTENT
CONSISTENT WITH THE PRESERVATION OF CAPITAL
AND THE MAINTENANCE OF LIQUIDITY.

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



                                                JANUARY __, 2005



                                            INSTITUTIONAL SERVICE SHARES




                                            MONARCH DAILY ASSETS TREASURY FUND



                                            INSTITUTIONAL SHARES



                                            MONARCH DAILY ASSETS GOVERNMENT FUND

                                            MONARCH DAILY ASSETS CASH FUND



(MONEY MARKET PICTURE)

                                                                   MONARCH FUNDS
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TABLE OF CONTENTS



         RISK/RETURN SUMMARY                                                   1

                  Investment Objectives                                        1

                  Principal Investment Strategies                              1

                  Principal Risks of Investing in a Fund                       2

                  Portfolio Holdings                                           2


         PERFORMANCE                                                           3

         FEE TABLES                                                            5

         MANAGEMENT                                                            6

         YOUR ACCOUNT                                                          7

                  How to Contact the Fund                                      7

                  General Information                                          7

                  Buying Shares                                                8

                  Selling Shares                                              11

                  Exchange Privileges                                         12

         OTHER INFORMATION                                                    13

         FINANCIAL HIGHLIGHTS                                                 15

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SUMMARY

DEFINITIONS

[CALLOUT BOX

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Institutional Service Shares of Monarch Daily Assets Treasury Fund and Institutional Shares of Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund (each a money market "Fund," and collectively, the "Funds"). Institutional Service Shares and Institutional Shares each have a $100,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each fund seeks to maintain a stable net asset value of $1.00 per share by:
     o    Investing in a diversified portfolio of Money Market Securities
     o    Investing in securities with remaining maturities of 397 days or less
     o Maintaining a dollar weighted average maturity of its investments of 90 days or less

Each Fund's primary investments are:

               FUND                                  PRIMARY INVESTMENTS
Monarch Daily Assets Treasury       At least 80% of net assets invested in Treasury
Fund
                                    Securities and Repurchase Agreements backed by
                                    Treasury Securities

Monarch Daily Assets                At least 80% of net assets invested in Government
Government Fund                     Securities and Repurchase Agreements backed by

                                    Government Securities

Monarch Daily Assets Cash           Invests in a broad spectrum of Money Market
Fund                                Securities including:
                                    o   Securities issued by financial institutions, such as

                                        certificates of deposit, bankers' acceptances and
                                        time deposits
                                    o   Securities issued by domestic companies, such as
                                        commercial paper
                                    o   Government Securities
                                    o   Repurchase Agreements

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

The investment adviser for the Funds (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Funds' investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investments are listed below. These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury. Generally, credit risk is greatest for Daily Assets Cash Fund, moderate for Daily Assets Government Fund and least for Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

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PERFORMANCE


The following charts and table provide some indication of the risks of investing in Monarch Daily Assets Treasury Fund's Institutional Service Shares and Institutional Shares of Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund by showing changes in performance and investment returns from year to year. On December __, 2004, Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund acquired the assets and liabilities of Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund, respectively, each a series of Monarch Funds, a Massachusetts business trust (the "Predecessor Funds") in a tax-free reorganization. The Predecessor Funds maintained the same investment objectives and similar investment policies to that of the Funds. The performance of the Institutional Service Shares for the periods shown is that of the Institutional Service Shares of the Monarch Daily Assets Treasury Fund. The performance of the Institutional Shares for the periods shown is that of the Institutional Shares of the Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund. To obtain current yield information, call toll-free (800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Institutional Service Shares and Institutional Shares have operated. The tables show the best and worst quarterly returns during these periods.



MONARCH DAILY ASSETS TREASURY FUND
(INSTITUTIONAL SERVICE SHARES)

YEAR ENDED DECEMBER 31,
[EDGAR PRESENTATION OF CHART
1995    5.54%
1996    4.99%
1997    5.05%
1998    4.96%
1999    4.57%
2000    5.91%
2001    0.00%
2002    1.26%
2003    0.64%
2004]


Best Quarter:    1.53% (quarter ended 12/31/00)

Worst Quarter:   0.13% (quarter ended 12/31/03)


MONARCH DAILY ASSETS GOVERNMENT FUND
(INSTITUTIONAL SHARES)

YEAR ENDED DECEMBER 31,
[EDGAR PRESENTATION OF CHART
1995    5.65%
1996    5.03%
1997    5.15%
1998    5.08%
1999    4.65%
2000    5.96%
2001    0.00%
2002    1.41%
2003    0.68%
2004]

Best Quarter:    1.54% (quarter ended 12/31/00)

Worst Quarter:   0.13% (quarter ended 12/31/03)



MONARCH DAILY ASSETS CASH FUND
(INSTITUTIONAL SHARES)

YEAR ENDED DECEMBER 31,
[EDGAR PRESENTATION OF CHART
1995    5.67%
1996    5.05%
1997    5.17%
1998    5.14%
1999    4.76%
2000    6.03%
2001    0.00%
2002    1.34%
2003    0.71%
2004]


Best Quarter:    1.56% (quarter ended 12/31/00)

Worst Quarter:   0.15% (quarter ended 12/31/03)


The  following  table lists the average  annual  total return as of December 31,
2003.
3

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

                                ONE YEAR    FIVE YEARS    TEN YEARS    SINCE INCEPTION    INCEPTION DATE

MONARCH DAILY ASSETS
TREASURY FUND                                                                                   7/12/93
MONARCH DAILY ASSETS
GOVERNMENT FUND                                                                                 7/15/93
MONARCH DAILY ASSETS CASH
FUND                                                                                            7/15/93

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------
FEE TABLES

The following table describes the various fees and expenses that you will pay if you invest in Institutional Service Shares for Daily Assets Treasury Fund and Institutional Shares of Daily Assets Government Fund and Daily Assets Cash Fund. Expenses for each Fund are based on annualized estimates for the fiscal year ending August 31, 2004. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.


ANNUAL FUND OPERATING EXPENSES                         MONARCH DAILY      MONARCH DAILY    MONARCH DAILY ASSETS
(expenses that are deducted from Fund assets)          ASSETS TREASURY   ASSETS GOVERNMENT      CASH
                                                           FUND                FUND             FUND
Management Fees
Distribution (Rule 12b-1) Fees                             None                None              None
Other Expenses
TOTAL ANNUAL FUND OPERATING EXPENSES(A)

(a) The administrator has voluntarily agreed to waive certain fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses for Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund to 0.45%, 0.57% and 0.57%, respectively. These waivers and reimbursements may be reduced, increased, or eliminated at any time.


EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Institutional Service Shares or Institutional Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Institutional Service Shares or Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that the Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                  ONE YEAR     THREE YEARS     FIVE YEARS      TEN YEARS

MONARCH DAILY ASSETS TREASURY FUND
MONARCH DAILY ASSETS GOVERNMENT FUND
MONARCH DAILY ASSETS CASH FUND

MONARCH FUNDS
--------------------------------------------------------------------------------

MANAGEMENT


Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.


THE ADVISER

The investment adviser of each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Funds, the Adviser manages one other money market fund.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined net assets of the Funds, 0.04% of the next $300 million in combined net assets and 0.03% of the remaining combined net assets.

OTHER SERVICE PROVIDERS


Citigroup   Global   Transaction   Services   through  its  various   affiliates
(collectively   "Citigroup"),   provides   certain   administration,   portfolio
accounting and transfer agency services to the Fund.

The distributor (principal underwriter) acts as the Fund's representative in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with Citigroup or its affiliated companies.

Each Fund has entered into a shareholder service agreement under which the Fund pays 0.20% of the net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under these plans may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.

In addition to distribution and/or service fees paid by the Funds, the administrator or its affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.


FUND EXPENSES

Each Fund pays for its own expenses. Expenses of Institutional Service Shares and Institutional Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds for an account application or for further information as follows.

     WRITE TO US AT:             ACH OR WIRE INVESTMENTS TO:
          Monarch Funds              Comerica Bank
          P.O. Box 446               ABA #121137522
          Portland, Maine 04112       FOR CREDIT TO:
                                      Forum Shareholder Services, LLC
     TELEPHONE US TOLL-FREE AT:       Account # 1891488817
          (800) 754-8757              (Name of Fund) - Institutional
                                       Service Shares or Institutional Shares
                                      (Your Name)
                                      (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                  ORDER MUST BE RECEIVED BY:                                   PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific Time (2:00 p.m., Eastern Time)             1:00 p.m., Pacific Time (4:00 p.m., Eastern Time)

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time (4:00 p.m., Eastern Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed, which includes Columbus Day and Veterans Day ("Fund Business Days"). The time at which NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

MONARCH FUNDS
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BUYING SHARES

HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).

     CHECKS Checks must be payable on their face to "Monarch Funds." A $20 charge may be imposed on any returned checks.


     ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

     WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Institutional Service Shares and Institutional Shares is $100,000.
ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole          sign exactly as their names appear on the account
proprietorship  accounts.  Joint accounts have two or more
owners (tenants)
CORPORATIONS/OTHER                                              o Submit a certified copy of its articles of incorporation
                                                                  (a government-issued business license or other
                                                                   document that reflects the existence of the entity) and
                                                                   corporate resolution or secretary's certificate
TRUSTS                                                          o The trust must be established before an account can be
                                                                  opened
                                                                o Provide the first and signature pages from the trust
                                                                  document identifying the trustees

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o  Call or write us for an account application                  o Fill out an investment slip from a statement or write us
o  Complete the application (and other required                   a letter
   documents)                                                   o Write your account number on your check
o  Mail us your application (and other required                 o Mail us the slip (or your letter) and the check
   documents) and a check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o Call to notify us of your incoming wire
o  Complete the application (and other required                 o Instruct your U.S. financial institution to wire your
   documents)                                                     money to us
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
o  Mail us your original application (and other required
   documents)
o  Instruct your U.S. financial institution to wire your
   money to us
BY ACH PAYMENT
o  Call or write us for an account application
o  Complete the application (and other required
   documents)
o  Call us to fax the completed application (and other
   required documents) and we will assign you an account
   number
o  Mail us your original application (and other required
   documents)
o  We will electronically debit your purchase proceeds
   from the financial institution account identified on your
   account application


ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated after receipt of your application in proper form. The Fund may reject your application under the Trust's Anti-Money Laundering Compliance Program. See page 10 for Anti-Money Laundering Program. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account at the NAV next calculated after the Fund decides to close your account and to remit the proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may or may not be remitted if your account is closed at the request of governmental or law enforcement authorities. See page 10 for Anti-Money Laundering Program.

MONACRH FUNDS
--------------------------------------------------------------------------------

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.


LIMITATIONS ON FREQUENT PURCHASES The Funds' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund's policy to discourage short-term trading. Frequent trading in the Funds may interfere with the management of a Fund's portfolio and result in increased costs. As money is moved in and out, a Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Specifically, focus is placed on scanning substantial redemption transactions which may be harmful to the Funds or their shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity occurring within five business days. If short-term trading trends are detected, appropriate course of action is taken. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of a Fund's portfolio, and purchase orders not accompanied by payment. Each Fund reserves the right to delay for up to one business day the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

Each Fund may refuse to sell shares to persons determined by the fund to be market timers, even if the above limitations have not been reached.


CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
o [Fund  name] - Institutional Service or Institutional Shares
o The dollar amount or number of shares you want to sell
o How and where to send the redemption  proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is registered
  o Additional form of identification
o Redemption proceeds will be:
  o Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (2:00 p.m., Eastern Time or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

MONARCH FUNDS
--------------------------------------------------------------------------------

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more
     o    Changes to a shareholder's record name
     o Redemptions from an account for which the address or account registration has changed within the last 30 days
     o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000 for Institutional Service Shares or Institutional Shares, a Fund may ask you to increase your balance. If the account value is still below $100,000 for Institutional Service Shares or Institutional Shares after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange Institutional Service Shares or Institutional Shares of a Fund for the same share class of another series of the Trust. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number(s)
  o The names of each Fund and share class from which you are selling and into which you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange)
  o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee (if required)
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number(s)
  o Exact name(s) in which account is registered
  o Additional form of identification

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

Each Fund operates in accordance with Rule 2a-7 under the Investment Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.

The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES


In addition to Institutional Service Shares and Institutional Shares, each Fund offers Preferred Shares, Universal Shares, and Investor Shares. Daily Assets
Cash Fund also offers B Shares and C Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer Agent. Preferred and Universal Shares are sold to institutional investors. Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES


Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net investment income. Distributions may also be subject to certain state and local taxes.

A Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

MONARCH FUNDS
--------------------------------------------------------------------------------

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Institutional Service Shares of Daily Assets Treasury Fund and Institutional Shares of Daily Assets Government Fund and Daily Assets Cash Fund. The financial information for the periods shown is that of the Predecessor Funds. Total return in the table represents the rate an investor would have earned on an investment in Institutional Service Shares of Daily Assets Treasury Fund and Institutional Shares of Daily Assets Government Fund and Daily Assets Cash Fund (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. Each Fund's financial statements and independent auditors' report are included in the Annual Report for the fiscal year ended August 31, 2004, which is available upon request.


                                SELECTED DATA FOR A SINGLE SHARE                                 RATIOS/SUPPLEMENTAL DATA
                           -------------------------------------------                        -------------------------------
                                                                               Net Assets              Ratios to
                          Beginning           Distributions Ending             at End of        Average Net Assets (a)
                                                                                                ----------------------
                          Net Asset     Net      from Net  Net Asset             Period                  Net
     Year Ended           Value Per Investment Investment  Value Per  Total      (000's               Investment   Gross
     August 31,            Share      Income     Income     Share    Return(c)  Omitted) Net Expenses  Income    Expenses (b)
------------------------------------------------------------------------------------------------------------------------------------

MONARCH DAILY ASSETS
TREASURY FUND (D)
         2004

         2003                  $1.00    $0.01    $(0.01)    $1.00        0.84%  $35,074    0.45%      0.84%      0.67%
         2002(c)                1.00     0.02     (0.02)     1.00        1.57%   20,068    0.45%      1.68%      0.62%
         2001                   1.00     0.05     (0.05)     1.00        4.92%   50,554    0.45%      4.57%      0.61%
         2000                   1.00     0.05     (0.05)     1.00        5.47%   30,480    0.45%      5.30%      0.62%



MONARCH DAILY ASSETS GOVERNMENT FUND
         2004

         2003                  $1.00    $0.01    $(0.01)    $1.00        0.91%  $90,740    0.57%      0.92%      0.63%
         2002(c)                1.00     0.02     (0.02)     1.00        1.80%  117,476    0.57%      2.05%      0.59%
         2001                   1.00     0.05     (0.05)     1.00        4.95%  198,324    0.57%      4.80%      0.58%
         2000                   1.00     0.05     (0.05)     1.00        5.54%  400,418    0.57%      5.41%      0.58%


MONARCH  DAILY  ASSETS CASH
FUND
         2004

         2003                  $1.00    $0.01    $(0.01)    $1.00     0.92%     $92,186  0.57%      1.01%       0.61%
         2002                   1.00     0.02     (0.02)     1.00     1.75%     374,469  0.57%      1.84%       0.58%
         2001                   1.00     0.05     (0.05)     1.00     5.11%     736,555  0.57%      5.07%       0.57%
         2000                   1.00     0.06     (0.06)     1.00     5.65%     863,603  0.58%      5.55%       0.58%

(a)  All ratios for less than one year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share.
(d) On April 23, 2003, Institutional Shares were renamed Institutional Service Shares.
(e)  Not annualized.

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
        Additional information about each Fund's investments is available in the Funds' annual/semi-annual reports to shareholders.
                                                                                                       MONARCH
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                          FUNDS
           The SAI provides more detailed information about each Fund
   and is incorporated by reference, and thus is a part of, this Prospectus.                         INSTITUTIONAL
                                                                                                    SERVICE SHARES
                              CONTACTING THE FUNDS

  You can get free copies of the Fund's annual/semi-annual reports and the SAI,
      request other information and discuss your questions about the Funds                           MONARCH DAILY
                           by contacting the Funds at:                                                  ASSETS

                         Forum Shareholder Services, LLC                                              TREASURY FUND
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757                                                     INSTITUTIONAL
                                                                                                        SHARES


                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
    You can also review the Funds' annual/semi-annual reports, SAI and other                         MONARCH DAILY
 information about the Funds at the Public Reference Room of the Securities and                         ASSETS

      Exchange Commission ("SEC"). The scheduled hours of operation of the
              Public Reference Room may be obtained by calling the                                  GOVERNMENT FUND
                SEC at (202) 942-8090. You can get copies of this

               information, for a fee, by e-mailing or writing to:
                                                                                                      MONARCH DAILY
                              Public Reference Room                                                      ASSETS

                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102                                                  CASH FUND
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.                                              Monarch Funds
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04101
                                                                                                     (800) 754-8757


                    Investment Company Act File No. 811-3023


       MONARCH                                  PROSPECTUS
        FUNDS

THREE MONEY MARKET FUNDS THAT SEEK TO
PROVIDE HIGH CURRENT  INCOME TO THE EXTENT
CONSISTENT WITH THE PRESERVATION OF CAPITAL
AND THE MAINTENANCE OF LIQUIDITY.

The Securities and Exchange Commission has not approved or disapproved the Funds' shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.




                                                JANUARY __, 2005



                                          INVESTOR SHARES




                                          MONARCH DAILY ASSETS TREASURY FUND


                                          MONARCH DAILY ASSETS GOVERNMENT FUND

                                          MONARCH DAILY ASSETS CASH FUND


(MONEY MARKET PICTURE)

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS


         RISK/RETURN SUMMARY                                                   1

                  Investment Objectives                                        1

                  Principal Investment Strategies                              1

                  Principal Risks of Investing in a Fund                       2

                  Portfolio Holdings                                           2


         PERFORMANCE                                                           3

         FEE TABLES                                                            4

         MANAGEMENT                                                            5

            YOUR ACCOUNT                                                       6

                  How to Contact the Fund                                      6

                  General Information                                          6

                  Buying Shares                                                7

                  Selling Shares                                               9

                  Exchange Privileges                                         11

                  Retirement Accounts                                         11

         OTHER INFORMATION                                                    12

         FINANCIAL HIGHLIGHTS                                                 13

MONARCH FUNDS
--------------------------------------------------------------------------------


RISK/RETURN SUMMARY


DEFINITIONS

[CALLOUT BOX

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Investor Shares of three money market funds -- Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund (each a "Fund," and collectively, the "Funds"). Investor Shares have a $5,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

Each Fund seeks to  maintain  a stable net asset  value of $1.00 per share by:
     o    Investing in a diversified portfolio of Money Market Securities
     o    Investing in securities with remaining maturities of 397 days or less
     o Maintaining a dollar weighted average maturity of its investments of 90 days or less

Each Fund's primary investments are:


               FUND                                  PRIMARY INVESTMENTS
Monarch Daily Assets                    At least 80% of net assets invested in Treasury
Treasury Fund                           Securities and Repurchase Agreements backed by

                                        Treasury Securities

Monarch Daily Assets                    At least 80% of net assets invested in Government
Government Fund                         Securities and Repurchase Agreements backed by

                                        Government Securities

Monarch Daily Assets                    Invests in a broad spectrum of Money Market
Cash Fund                               Securities including:
                                        o Securities issued by financial institutions, such as

                                          certificates of deposit, bankers' acceptances and
                                          time deposits
                                        o Securities issued by domestic companies, such as
                                          commercial paper
                                        o Government Securities
                                        o Repurchase Agreements

                                                                   MONARCH FUNDS
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The investment adviser for the Funds (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Funds' investments. The Adviser searches for securities that satisfy the maturity profile of a Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:
     o Revised economic forecasts or interest rate outlook requires a repositioning of a Fund
     o The security subsequently fails to meet the Adviser's investment criteria
     o    Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN A FUND

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. There is no assurance that any Fund will achieve its investment objective. An investment in a Fund is not by itself a complete or balanced investment program.

The principal risks of a Fund's investments are listed below. These risks can result in a decrease in the value of a security or all the securities owned by a Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

INTEREST RATE RISK Interest rates affect the value of a Fund's investments. Increases in interest rates may cause a decline in the value of a Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by a Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury. Generally, credit risk is greatest for Daily Assets Cash Fund, moderate for Daily Assets Government Fund and least for Daily Assets Treasury Fund.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

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PERFORMANCE


The following charts and table provide some indication of the risks of investing in a Fund's Investor Shares by showing changes in performance and investment returns from year to year. On December __, 2004, Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund acquired the assets and liabilities of Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund, respectively, each a series of Monarch Funds, a Massachusetts business trust (the "Predecessor Funds") in a tax-free reorganization. The Predecessor Funds maintained the same investment objectives and similar investment policies to that of the Funds. The performance of the Investor Shares for the periods shown is that of the Investor Shares of the Predecessor Funds.


To obtain current yield information, call toll-free (800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following chart shows the annual total returns for each full calendar year that Investor Shares have operated. The tables show the best and worst quarterly returns during these periods.

MONARCH DAILY ASSETS TREASURY FUND

YEAR ENDED DECEMBER 31,
[EDGAR PRESENTATION OF CHART

1996    4.60%
1997    4.65%
1998    4.57%
1999    4.17%
2000    5.50%
2001    3.14%
2002    0.86%
2003    0.26%
2004]

Best
Quarter:    1.43% (quarter ended 12/31/00)

Worst
Quarter:    0.04% (quarter ended 12/31/03)


MONARCH DAILY ASSETS GOVERNMENT FUND

YEAR ENDED DECEMBER 31,
[EDGAR PRESENTATION OF CHART

1996
1997
1998
1999
2000    5.67%
2001    3.39%
2002    1.13%
2003    0.41%
2004]

Best        1.47% (quarter ended 12/31/00)
Quarter:

Worst       0.08% (quarter ended 12/31/03)
Quarter:


MONARCH DAILY ASSETS CASH FUND

YEAR ENDED DECEMBER 31,
[EDGAR PRESENTATION OF CHART

1996    4.78%
1997    4.90%
1998    4.87%
1999    4.49%
2000    5.75%
2001    3.55%
2002    1.07%
2003    0.44%
2004]

Best        1.49% (quarter ended 12/31/00)
Quarter:

Worst       0.04% (quarter ended 12/31/03)
Quarter:

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The following table lists the average annual total return as of December 31, 2004.


                                                    ONE YEAR     FIVE YEARS     SINCE INCEPTION     INCEPTION DATE

MONARCH DAILY ASSETS TREASURY FUND                                                                     10/25/95
MONARCH DAILY ASSETS GOVERNMENT FUND                                                                   12/30/99
MONARCH DAILY ASSETS CASH FUND                                                                          6/16/95


Fee Tables


The following table describes the various fees and expenses that you will pay if you invest in Investor Shares of a Fund. Expenses for each Fund are based on amounts for the fiscal year ending August 31, 2004. Expenses are stated as a percentage of a Fund's average net assets. There is no charge to purchase or redeem Fund shares.

ANNUAL FUND OPERATING EXPENSES                            MONARCH DAILY          MONARCH DAILY            MONARCH DAILY
(expenses that are deducted from Fund assets)            ASSETS TREASURY        ASSETS GOVERNMENT          ASSETS CASH

                                                               FUND                    FUND                   FUND
Management Fees
Distribution (Rule 12b-1) Fees
Other Expenses
TOTAL ANNUAL FUND OPERATING EXPENSES(A)


(a) The administrator has voluntarily agreed to waive certain fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses to 0.84% for each Fund. These waivers and reimbursements may be reduced, increased, or eliminated at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Investor Shares of a Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund's Investor Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return that the Total Annual Fund Operating Expenses remain as stated in the above table and those distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                    ONE YEAR     THREE YEARS     FIVE YEARS     TEN YEARS

MONARCH DAILY ASSETS TREASURY FUND
MONARCH DAILY ASSETS GOVERNMENT FUND
MONARCH DAILY ASSETS CASH FUND

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MANAGEMENT


Each Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of each Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of each Fund and meets periodically to review each Fund's performance, monitor investment activities and practices and discuss other matters affecting each Fund. Additional information about the Board and the Trust's executive officers is in the SAI.


THE ADVISER

The investment adviser of each Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for each Fund. In addition to the Funds, the Adviser manages one other money market fund.

The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined net assets of the Funds, 0.04% of the next $300 million in combined net assets and 0.03% of the remaining combined net assets.


OTHER SERVICE PROVIDERS


Citigroup   Global   Transaction   Services   through  its  various   affiliates
(collectively   "Citigroup"),   provides   certain   administration,   portfolio
accounting and transfer agency services to the Fund.

The distributor (principal underwriter) acts as the Fund's representative in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with Citigroup or its affiliated companies.


Each Fund has adopted a distribution or "Rule 12b-1" plan under which the Fund pays the distributor 0.25% of the net assets of Investor Shares for the sale and distribution of Investor Shares. Each Fund has also entered into a shareholder service agreement under which the Fund pays 0.20% of the net assets of Investor Shares for the servicing of shareholder accounts. The fees paid under these plans may be paid to various financial institutions that provide services to their customers who are invested in Investor Shares. Because Investor Shares pay distribution fees on an on-going basis, your investment cost over time may be higher than paying other types of sales charges.


In addition to distribution and/or service fees paid by the Funds, the administrator or its affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.


FUND EXPENSES
Each Fund pays for its own expenses. Expenses of Investor Shares consist of its own expenses as well as Trust expenses that are allocated among each Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of a Fund. Any fee waiver or expense reimbursement increases a Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

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YOUR ACCOUNT

HOW TO CONTACT THE FUNDS

You may contact the Funds or Comerica Securities, Inc. for an account application or for further information as follows:

     WRITE TO US AT:                   OR:                                 ACH OR WIRE INVESTMENTS TO:
          Monarch Funds                Comerica Securities, Inc.                Comerica Bank
          P.O. Box 446                 201 North Figueroa Street                ABA #121137522
          Portland, Maine 04112        1st Floor, MC: 4641                       FOR CREDIT TO:
                                       Los Angeles, California 90012             Forum Shareholder Services, LLC
     TELEPHONE US TOLL-FREE AT:                                                  Account # 1891488817
          (800) 754-8757                                                         (Name of Fund) - Investor Shares
                                                                                 (Your Name)
                                                                                 (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 7 through 10). Investments are not accepted or invested by a Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                  ORDER MUST BE RECEIVED BY:                                   PAYMENT MUST BE RECEIVED BY:
      11:00 a.m., Pacific Time (2:00 p.m., Eastern Time)             1:00 p.m., Pacific Time (4:00 p.m., Eastern Time)

On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Trust may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from a Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. Each Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of 1:00 p.m., Pacific Time (4:00 p.m., Eastern Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed, which includes Columbus Day and Veterans Day ("Fund Business Days"). The time at which an NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, each Fund values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through your financial institution, the policies and fees charged by that institution may be different than those of a Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of each Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Funds from being used for money laundering or the financing of terrorist activities. In this regard, the Funds reserve the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if a Fund is required to withhold such proceeds.

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BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. No Fund may accept purchases made by credit card check, starter check, cash, or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check).

         CHECKS For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA") or Uniform Transfer to Minors Act ("UTMA") accounts, make a check payable to "Monarch Funds" or to one or more owners of the account and endorsed to "Monarch Funds." For all other accounts, your check must be made payable on its face to "Monarch Funds." A $20 charge may be imposed on any returned checks.


         ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

         WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Investor Shares is $5,000.

ACCOUNT REQUIREMENTS

                       TYPE OF ACCOUNT                                                    REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o Instructions must be signed by all persons required to
Individual accounts are owned by one person, as are sole          sign exactly as their names appear on the account
proprietorship  accounts.  Joint accounts have two or more
owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA,  UTMA)                     o Depending on state laws, you can set up a custodial
These  custodial accounts  provide a way to give money to a       account under the UGMA or the UTMA
child and obtain tax benefits                                   o The custodian must sign instructions in a manner
                                                                  indicating custodial capacity
CORPORATIONS/OTHER                                              o Submit a certified copy of its articles of incorporation
                                                                  (a government-issued business license or other
                                                                  document that reflects the existence of the entity) and
                                                                  corporate resolution or secretary's certificate
TRUSTS                                                          o The trust must be established before an account can be
                                                                  opened
                                                                o Provide the first and signature pages from the trust
                                                                  document identifying the trustees

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INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                      HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o  Call or write us for an account application                  o Fill out an investment slip from a statement or write us a
o  Complete the application (and other required documents)        letter
o  Mail us your application (and other required documents) and  o Write your account number on your check
   a check                                                      o Mail us the slip (or your letter) and the check
BY WIRE                                                         BY WIRE
o  Call or write us for an account application                  o Call to notify us of your incoming wire
o  Complete the application (and other required documents)      o Instruct your U.S. financial institution to wire your money to
o  Call us to fax the completed application (and other required   us
   documents) and we will assign you an account number
o  Mail us your original application (and other required
   documents)
o  Instruct your U.S. financial institution to wire your money to us
BY ACH PAYMENT                                                  BY SYSTEMATIC INVESTMENT
o  Call or write us for an account application                  o Complete the systematic investment section of the
o  Complete the application (and other required documents)        application
o  Call us to fax the completed application (and other required o Attach a voided check to your application
   documents) and we will assign you an account number          o Mail us the completed application and voided check
o  Mail us your original application (and other required        o We will electronically debit your purchase proceeds from
   documents)                                                     your selected financial institution
o  We will electronically debit your purchase proceeds from the financial institution account identified on your account
   application


ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated after receipt of your application in proper form. The Fund may reject your application under the Trust's Anti-Money Laundering Compliance Program. See page 10 for Anti-Money Laundering Program. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account at the NAV next calculated after the Fund decides to close your account and to remit the proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may or may not be remitted if your account is closed at the request of governmental or law enforcement authorities. See page 10 for Anti-Money Laundering Program.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Funds' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund's policy to discourage short-term trading. Frequent trading in the Funds may interfere with the management of a Fund's portfolio and result in increased costs. As money is moved in and out, a Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

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Specifically, focus is placed on scanning substantial redemption transactions which may be harmful to the Funds or their shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity occurring within five business days. If short-term trading trends are detected, appropriate course of action is taken. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of a Fund's portfolio, and purchase orders not accompanied by payment. Each Fund reserves the right to delay for up to one business day the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

Each Fund may refuse to sell shares to persons determined by the fund to be market timers, even if the above limitations have not been reached.


SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $250.

LIMITATIONS ON PURCHASES Each Fund reserves the right to refuse any purchase (including any exchange) request, particularly requests that could adversely affect a Fund or its operations.

CANCELED OR FAILED PAYMENTS Each Fund accepts checks and ACH transfers at full value subject to collection. If a Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, a Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day on which a redemption order is accepted by the Transfer Agent.

                             HOW TO SELL YOUR SHARES
BY MAIL
o Prepare a written request including:
   o Your name(s) and signature(s)
   o Your account number
   o [Fund name] - Investor Shares
   o The dollar amount or number of shares you want to sell
   o How and where to send the redemption proceeds
o Obtain a signature guarantee (if required)
o Obtain other documentation (if required)
o Mail us your request and documentation
BY WIRE
o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application
o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
o Mail us your request (See "By Mail")

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BY CHECK
o Write a check against your account balance (See "Check Writing Privileges")
o Your investment will continue to earn distributions until your check is presented to the Fund for payment
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number
  o Exact name(s) in which the account is registered
  o Additional form of identification
o Redemption proceeds will be:
  o Mailed to you OR
  o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
SYSTEMATICALLY
o Complete the systematic withdrawal section of the application
o Attach a voided check to your application
o Mail us your completed application

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (2:00 p.m., Eastern Time or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

CHECK WRITING PRIVILEGES You may redeem shares by writing checks provided by the Funds against your account balance. Contact the Transfer Agent for information on applying for check writing privileges. When your check is presented for payment, the Trust will deduct shares from your shareholder account in an amount equal to the amount of the check as long as you have a sufficient number of shares to cover the amount of the check. The Trust charges a $10 fee for all checks presented in amounts less than $500. The Trust deducts this fee directly from your shareholder account.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and each Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

          o    Written requests to redeem $100,000 or more
          o    Changes to a shareholder's record name
          o Redemptions from an account for which the address or account registration has changed within the last 30 days o Sending redemption and distribution proceeds to any person, address, or financial institution account not on record
          o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours
          o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $5,000, a Fund may ask you to increase your balance. If the account value is still below $5,000 after 60 days, a Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND Each Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

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EXCHANGE PRIVILEGES

You may exchange Investor Shares of a Fund for Investor Shares of another series of the Trust. Not all Funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding Funds availability for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number(s)
  o The names of each Fund and share class from which you are selling and into which you are exchanging
  o The dollar amount or number of shares you want to sell (and exchange)
o Open a new account and complete an account application if you are requesting different shareholder privileges
o Obtain a signature guarantee (if required)
o Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o Provide the following information:
  o Your account number(s)
  o Exact name(s) in which account is registered
  o Additional form of identification

RETIREMENT ACCOUNTS

Each Fund offers Individual Retirement Accounts ("IRA"), including traditional and Roth IRAs. Each Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year for which the contribution is made.

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OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Funds operate in accordance with Rule 2a-7 under the Investment  Company Act
of  1940.   All   restrictions   relating  to  maturity,   credit   quality  and
diversification are interpreted in accordance with that rule.

The Funds may hold cash in any amount. Each Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Funds invest may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Funds limit these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

CLASSES OF SHARES


In addition to Investor Shares, each Fund offers Preferred Shares, Universal Shares, and Institutional Service Shares. Daily Assets Cash Fund also offers Institutional Shares, B Shares and C Shares. Daily Assets Government Fund also offers Institutional Shares. You may obtain prospectuses describing these classes of shares from the Funds' distributor or by contacting the Transfer
Agent. Preferred and Universal Shares are sold to institutional investors. Institutional Shares and Institutional Service Shares are sold to banks, trust companies and certain other financial institutions for their own and their customer accounts. Investor Shares are sold to retail investors and are designed to replicate a standard checking account or to be used as part of a daily sweep product. Each class has different fees and investment minimums.


DISTRIBUTIONS

Each Fund declares  distributions  from its net investment income daily and pays
those  distributions   monthly.  In  addition,   each  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES

Each Fund intends to operate in a manner that will not make it liable for Federal income or excise tax. A Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. A Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. Each Fund expects that its distributions will primarily consist of net investment income. Distributions may also be subject to certain state and local taxes.


Distributions of capital gain and the Fund's distribution of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares may be a taxable transaction for Federal income tax purposes. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the sale or exchange.

The Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

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The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.


FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Investor Shares of each Fund. The financial information for the periods shown is that of the Predecessor Funds. Total return in the table represents the rate an investor would have earned on an investment in a Fund (assuming the reinvestment of all distributions). The information for each Fund for the year ended August 31, 2004 has been audited by KPMG LLP, whose report, along with the Funds' financial statements is included in the annual report, which is available upon request.


                        SELECTED DATA FOR A SINGLE SHARE                               RATIOS/SUPPLEMENTAL DATA
                    ------------------------------------------                      -------------------------------
                                                                               Net Assets              Ratios to
                          Beginning           Distributions Ending             at End of        Average Net Assets (a)
                                                                                                ----------------------
                          Net Asset     Net      from Net  Net Asset             Period                  Net
     Year Ended           Value Per Investment Investment  Value Per  Total      (000's               Investment   Gross
     August 31,            Share      Income     Income     Share    Return(c)  Omitted) Net Expenses  Income    Expenses (b)
------------------------------------------------------------------------------------------------------------------------------------


MONARCH DAILY ASSETS TREASURY
FUND
         2004

         2003                    $1.00    $ - (d)    $ - (d)     $1.00   0.45%      $96,827    0.84%   0.45%       0.90%
         2002(c)                  1.00       0.01     (0.01)      1.00   1.17%      133,758    0.85%   1.22%       0.87%
         2001                     1.00       0.04     (0.04)      1.00   4.52%      233,138    0.84%   4.52%       0.84%
         2000                     1.00       0.05     (0.05)      1.00   5.06%      314,305    0.84%   5.01%       0.85%


MONARCH DAILY ASSETS
GOVERNMENT FUND
         2004

         2003                    $1.00      $0.01    $(0.01)     $1.00      0.64%   $47,383      0.84% 0.63%       0.89%
         2002(c)                  1.00       0.02     (0.02)      1.00      1.52%    58,397      0.85% 1.43%       0.85%
         2001                     1.00       0.05     (0.05)      1.00      4.68%    61,546      0.84% 4.51%       0.84%
         2000(e)                  1.00       0.04     (0.04)      1.00      3.68%    36,091      0.85% 5.70%       0.97%


MONARCH DAILY ASSETS CASH
FUND
         2004

         2003                    $1.00      $0.01    $(0.01)     $1.00   0.64%     $303,389    0.84%   0.68%       0.86%
         2002                     1.00       0.01     (0.01)      1.00   1.48%      646,285    0.83%   1.51%       0.83%
         2001                     1.00       0.05     (0.05)      1.00   4.85%      791,138    0.82%   4.78%       0.82%
         2000                     1.00       0.05     (0.05)      1.00   5.38%      994,191    0.83%   5.40%       0.85%

(a) All ratios for periods of less than one year are annualized.
(b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(c) Net Realized Gains on Investments and Distributions from Net Realized Gains were less than $0.01 per share for 2002.
(d) Less than $0.01 per share.

(e) Commenced operations on December 30, 1999.
(f) Not annualized.

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
        Additional information about each Fund's investments is available in the Funds' annual/semi-annual reports to shareholders.
                                                                                                       MONARCH
                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")                                          FUNDS
           The SAI provides more detailed information about each Fund
   and is incorporated by reference, and thus is a part of, this Prospectus.                           INVESTOR
                                                                                                        SHARES
                              CONTACTING THE FUNDS
  You can get free copies of the Fund's annual/semi-annual reports and the SAI,

      request other information and discuss your questions about the Funds                           MONARCH DAILY
                           by contacting the Funds at:                                              ASSETS TREASURY
                         Forum Shareholder Services, LLC                                                  FUND
                                  P.O. Box 446
                              Portland, Maine 04112
                                 (800) 754-8757                                                      MONARCH DAILY
                                                                                                         ASSETS
                 SECURITIES AND EXCHANGE COMMISSION INFORMATION                                     GOVERNMENT FUND
    You can also review the Funds' annual/semi-annual reports, SAI and other information about the Funds at the Public Reference Room of the Securities and
      Exchange Commission ("SEC"). The scheduled hours of operation of the                           MONARCH DAILY
              Public Reference Room may be obtained by calling the                                       ASSETS
                SEC at (202) 942-8090. You can get copies of this                                      CASH FUND

               information, for a fee, by e-mailing or writing to:
                              Public Reference Room

                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.                                              Monarch Funds
                                                                                                      P.O. Box 446
                                                                                                  Portland, Maine 04101
                                                                                                     (800) 754-8757


                    Investment Company Act File No. 811-3023

[Henderson
Global Investors]















                                                        Prospectus


                                                   January --, 2005




Monarch Daily Assets Cash Fund
         B Shares
         C Shares








As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

Monarch Daily Assets Cash Fund


Prospectus

                                                                January --, 2005



                                                                        B Shares
                                                                        C Shares


This Prospectus contains important information about the investment objective, strategies and risks of the Monarch Daily Assets Cash Fund (the "Fund") that you should know before you invest in it. Please read it carefully and keep it with your investment records. The Fund's investment objective is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The Fund is a separate series of Forum Funds.

TABLE OF CONTENTS

FUND SUMMARY..................................................................5
Investment Objective..........................................................5
Principal Investment Strategies...............................................5
Principal Risks of Investing in the Fund......................................6
PERFORMANCE INFORMATION.......................................................7
FEES AND EXPENSES SUMMARY.....................................................8
Shareholder Fees..............................................................8
Annual Fund Operating Expenses................................................8
Example of Expenses...........................................................9
MANAGEMENT OF THE FUND........................................................10
The Adviser...................................................................10
Other Service Providers.......................................................10
Fund Expenses.................................................................10
DESCRIPTION OF SHARE CLASSES..................................................11
Applicable Sales Charge- B Shares.............................................12
Applicable Sales Charge- C Shares.............................................12
Contingent Deferred Sales Charge..............................................12
Distribution and Service Fees.................................................14
HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES...................................15
General Information...........................................................15
How to Purchase Shares........................................................16
Opening Your Account..........................................................16
Adding to Your Account........................................................17
How to Exchange Shares........................................................17
How to Redeem Shares..........................................................18
Other Considerations..........................................................19
INVESTOR SERVICES AND PROGRAMS................................................22
Distribution Options..........................................................22
Purchase and Redemption Programs..............................................22
OTHER INFORMATION.............................................................24
Additional Investment Policies................................................24
Distributions.................................................................24
Undeliverable Distributions...................................................24
Tax Considerations............................................................24
Provision of Annual and Semi-Annual Reports and Prospectuses..................25
FINANCIAL HIGHLIGHTS..........................................................26

See Back Cover for Additional Information

FUND SUMMARY

DEFINITIONS [Left Hand Column]

     MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

     GOVERNMENT SECURITY means a security that is issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.
--------------------------------------------------------------------------------


     This Prospectus offers B Shares and C Shares of Monarch Daily Assets Cash Fund (the "Fund"). Each share class has a $500 minimum initial investment.B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares and C Shares directly.


INVESTMENT OBJECTIVE

     The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to  maintain a stable net asset value of $1.00 per share by:
     o Investing in a diversified portfolio of Money Market Securities
     o Investing in securities with remaining  maturities of 397 days or less
     o Maintaining a dollar weighted average maturity of its investments of 90 days or less

     The Fund invests primarily in a broad spectrum of Money Market Securities including:
     o Securities issued by financial institutions, such as certificates of deposit, bankers' acceptances and time deposits
     o Securities issued by domestic companies, such as commercial paper
     o Government Securities
     o Repurchase Agreements

     These investments may also include debt and mortgage backed securities issued by government sponsored enterprises, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury.

     The investment adviser for the Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Fund's investments. The Adviser searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

     The Adviser may sell a security if:
     o Revised  economic  forecasts  or   interest   rate   outlook  requires  a
       repositioning of the Fund
     o The  security   subsequently  fails  to  meet  the  Adviser's  investment
       criteria
     o Funds are needed for another purpose

PRINCIPAL RISKS OF INVESTING IN THE FUND

     An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

     The principal risks of the Fund's investments are listed below. These risks can result in a decrease in the value of a security or all the securities owned by the Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance.

     INTEREST RATE RISK Interest rates affect the value of the Fund's investments. Increases in interest rates may cause a decline in the value of the Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.

     CREDIT RISK The value of a security held by the Fund may decline if the security's credit rating is downgraded or its credit quality otherwise falls. In the worst case, an issuer of a security or a Repurchase Agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury.

     MANAGEMENT RISK As with all mutual funds, the securities selected by the Adviser may not perform as well as the securities held by other mutual funds with investment objectives that are similar to those of the Fund.

     MARKET RISK The Fund's performance per share will change daily based on many factors, including the quality of the instruments in the Fund's investment portfolio, national and international economic conditions and general market conditions.

PORTFOLIO HOLDINGS

     A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

PERFORMANCE INFORMATION

The following chart and table provides some indication of the risks of investing in the Fund's Investor Shares, which are not offered in this prospectus, by showing changes in performance and investment returns from year to year and how the investment returns compare to a broad measure of market performance. On December __, 2004, the Fund acquired the assets and liabilities of Daily Assets Cash Fund, a series of Monarch Funds, a Massachusetts business trust (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund maintained the same investment objectives and similar investment policies to that of the Fund. The performance of the Investor Shares for the periods shown is that of the Investor Shares of the Predecessor Funds. The Fund's B and C Shares are not included in the chart and table because these classes have not been in operation for a full calendar year. The performance of Investor Shares does not reflect the annual operating expenses for the B and C Shares, which are higher than those of Investor Shares. B Shares and C Shares would have lower annual returns than those of the Investor Shares because B and C Shares charge higher distribution fees than Investor Shares. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.


The following chart shows the annual total returns for each full calendar year that the Fund's Investor Shares have operated. The table shows the best and worst quarterly returns during these periods.


[Edgar representation of bar chart
YEAR ENDED DECEMBER 31,
1996                             4.78%
1997                             4.90%
1998                             4.87%
1999                             4.49%
2000                             5.75%
2001                             3.55%
2002                             1.07%
2003                             0.44%
2004]


DAILY ASSETS CASH FUND (INVESTOR SHARES)

Best Quarter:   1.49% (quarter ended 12/31/00)

Worst Quarter:  0.08% (quarter ended 12/31/03)


MONARCH DAILY ASSETS CASH FUND (INVESTOR SHARES)


The following table lists the average annual total returns of the Fund's Investor Shares for the periods ended December 31, 2004. Investor Shares are not offered in this prospectus.


                                           ONE YEAR          FIVE YEARS         SINCE INCEPTION(1)

MONARCH DAILY ASSETS CASH FUND


(1) Fund commenced operations on June 16, 1995.

To obtain current yield information, call toll-free 866.343.6337.

FEES AND EXPENSES SUMMARY


The following tables describe the various fees and expenses that you will pay if you invest in B Shares or C Shares of the Fund. Expenses are stated as a percentage of the Fund's average net assets.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)(A)

--------------------------------------------------------- ----------------- -----------------

                                                          B SHARES          C SHARES
--------------------------------------------------------- ----------------- -----------------
--------------------------------------------------------- ----------------- -----------------

--------------------------------------------------------- ----------------- -----------------
--------------------------------------------------------- ----------------- -----------------
Maximum Sales Charge (Load) Imposed on Purchases (as a    None              None
percentage of the Offering Price)
--------------------------------------------------------- ----------------- -----------------
--------------------------------------------------------- ----------------- -----------------
Maximum Deferred Sales Charge (Load) Imposed on           5.00% (b)         1.00% (c)
Redemptions (as a percentage of the Offering Price)
--------------------------------------------------------- ----------------- -----------------
--------------------------------------------------------- ----------------- -----------------
Maximum Sales Charge (Load) Imposed on Reinvested         None              None
Distributions
--------------------------------------------------------- ----------------- -----------------
--------------------------------------------------------- ----------------- -----------------

--------------------------------------------------------- ----------------- -----------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

----------------------------------------------------------- ---------------- -------------------

                                                            B SHARES         C SHARES
----------------------------------------------------------- ---------------- -------------------
----------------------------------------------------------- ---------------- -------------------
Management Fees(d)
----------------------------------------------------------- ---------------- -------------------
----------------------------------------------------------- ---------------- -------------------
Distribution (12b-1) Fee
----------------------------------------------------------- ---------------- -------------------
----------------------------------------------------------- ---------------- -------------------
Other Expenses(e)
----------------------------------------------------------- ---------------- -------------------
----------------------------------------------------------- ---------------- -------------------
TOTAL ANNUAL FUND OPERATING EXPENSES(f)
----------------------------------------------------------- ---------------- -------------------

(a) Certain dealers and financial intermediaries may charge a fee to process a purchase or sale of shares.
(b) The contingent deferred sales charge ("CDSC") payable upon redemption of B Shares declines over time.
(c) A CDSC of up to 1% may be imposed on certain redemptions of C Shares. The CDSC applies to redemptions of C Shares within 12 months of your original purchase of a Henderson Global Fund.
(d) Management fees will decrease on a breakpoint schedule as assets increase. Please see "Management of the Fund" for the breakpoints.
(e) Other expenses include shareholder services fees of 0.25% with respect to B Shares and C Shares and are based on estimated amounts for the current fiscal year.
(f) Administrator has voluntarily agreed to waive certain fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses to 1.65% for B Shares and C Shares. These waivers and reimbursements may be reduced, increased, or eliminated at any time. In addition, the Distributor has agreed to voluntarily waive fees, with respect to B Shares and C Shares, when necessary to keep the Fund's yield above 0.00%. This agreement may be modified or discontinued at any time.

EXAMPLE OF EXPENSES

     The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in one of the Fund's classes and then redeem all of your shares at the end of those periods (paying the relevant contingent deferred sales charge for B Shares and C Shares). The example also assumes that your investment has a 5% annual return that the Fund's total annual operating expenses remain as stated in the table above and distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                   B SHARES                 C SHARES
           1 YEAR
           3 YEARS
           5 YEARS
           10 YEARS

     You would pay the following expenses if you did NOT redeem your shares at the end of the periods shown:

                                                   B SHARES                 C SHARES
           1 YEAR
           3 YEARS
           5 YEARS
           10 YEARS


MANAGEMENT OF THE FUND


     The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information about the Board and the Trust's executive officers may be found in the SAI.


THE ADVISER

     The Adviser of the Fund is Forum Investment Advisors, LLC, Two Portland Square, Portland, ME 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for the Fund. In addition to the Fund, the Adviser manages three other money market funds.

     The Adviser receives an advisory fee equal to 0.06% for the first $200 million in combined net assets of the Fund and two other money market funds, 0.04% of the next $300 million in combined net assets and 0.03% of the remaining combined net assets.

OTHER SERVICE PROVIDERS

     Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration and portfolio accounting services to the Fund. Citigroup and other entities acting on behalf of the Fund also provide transfer agency services to the Fund (referred to herein as the "Transfer Agent").

     The distributor (principal underwriter) of the Fund acts as the Fund's representative in connection with the offering of Fund Shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with Citigroup or its affiliated companies.

FUND EXPENSES

     The Fund pays for its own expenses. Expenses of each share class include that class's own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and any other funds of the Trust. The Adviser or other service providers may waive all or any portion of their fees and/or reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases the Fund's performance and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

DESCRIPTION OF SHARE CLASSES

     The Fund offers B Shares and C Shares through this prospectus. B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares or C Shares directly. The share classes have different levels of ongoing operating expenses, as illustrated in the following tables. The Class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences between the Classes of shares:


B SHARES

        o Higher  annual  expenses  than  Investor  Shares.
        o A CDSC on shares you sell within six years of purchase.
        o Automatic conversion to Investor Shares approximately eight years after issuance, thus reducing future annual expenses.
        o B Shares pay distribution and service fees up to a maximum of 1.00% of net assets annually.
        o CDSC is waived for certain types of redemptions.

C SHARES

        o A 1% CDSC for redemptions made within twelve months of investing, and no CDSC thereafter.

        o Shares do not convert to another Class.
        o Higher annual  expenses than Investor Shares.
        o C Shares pay distribution and service fees up to a maximum of 1.00% of net assets annually.
        o CDSC is waived for certain types of redemptions.

     Factors you should consider in choosing a Class of shares include:

        o How long you expect to own the shares;
        o How much you intend to invest;
        o Total  expenses  associated  with owning  shares of each Class;
        o Whether you qualify for any reduction or waiver of sales charges;
        o Whether you plan to take any distributions in the near future;
        o Availability of share Classes; and
        o How share Classes affect payments to your financial adviser.

     Each investor's financial considerations are different. You should speak with your financial adviser to help you decide which share Class is best for you.


     Please see the heading "Contingent Deferred Sales Charge" for other considerations concerning the calculation of the CDSC that apply to B Shares and C Shares.

     If you purchase your Fund shares through a financial adviser (such as a broker or bank), the financial adviser may receive commissions or other concessions which are paid from various sources, such as from the sales charges and distribution and service fees.

APPLICABLE SALES CHARGE - B SHARES

     A CDSC will be deducted from your redemption proceeds if you redeem your shares within six years of purchase. The CDSC schedule for B Shares is set forth under "Contingent Deferred Sales Charge."

     If you exchange B Shares of the Fund for Class B shares of a Henderson Global Fund, or vice versa, your holding period will be calculated from the time of your original purchase of the shares and will include the time that shares are held in the Fund.

     CONVERSION FEATURE - B SHARES

          o B Shares of the Fund automatically convert to Investor Shares of the Fund eight years after you originally acquired such shares from a Henderson Global Fund. See the CDSC Aging Schedule under "Contingent Deferred Sales Charge."

          o After conversion, your shares will be subject to the lower Rule 12b-1 fees charged on Investor Shares, which will increase your investment return compared to the B Shares.

          o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.

          o The dollar value of Investor Shares you receive will equal the dollar value of the B Shares converted.

     The Board of Trustees may suspend the automatic conversion of B shares to Investor Shares for legal reasons or due to the exercise of its fiduciary duty.

APPLICABLE SALES CHARGE - C SHARES

     A 1% CDSC will apply to redemptions of shares made within twelve months of buying them, as discussed below.

     If you exchange C Shares of the Fund for Class C shares of a Henderson Global Fund, or vice versa, your holding period will be calculated from the time of your original purchase of the shares and will include the time that shares are held in the Fund.

CONTINGENT DEFERRED SALES CHARGE (CDSC)

     You pay a CDSC when you redeem:

          o B Shares within six years of purchase; or

          o C Shares within twelve months of purchase.

     The CDSC payable upon redemption of C Shares is 1.00%. The CDSC schedule for B Shares is set forth as follows:

     YEARS SINCE PURCHASE                            CDSC
     --------------------                            ----
     First...................................        5.00%
     Second...............................           4.00%
     Third.................................          4.00%
     Fourth................................          3.00%
     Fifth..................................         2.00%
     Sixth.................................          1.00%
     Seventh and thereafter.............             0.00%

     The CDSC is calculated based on the original NAV at the time of your original investment in a Henderson Global Fund. Shares purchased through reinvestment of distributions are not subject to a CDSC. These time periods include the time you held Class B shares or Class C shares of a Henderson Global Fund which you may have exchanged for B or C Shares of the Fund.

     You will not pay a CDSC to the extent that the value of the redeemed shares represents reinvestment of dividends or capital gains distributions or capital appreciation of shares redeemed. When you redeem shares, we will assume that you are redeeming first shares representing reinvestment of dividends and capital gains distributions, then any appreciation on shares redeemed, and then remaining shares held by you for the longest period of time. We will calculate the holding period of shares acquired through an exchange of shares of a Henderson Global Fund from the date you acquired the original shares of the other Fund and will include the time that shares are held in the Fund.

     For example, assume an investor purchased 1,000 shares at $10 a share (for a total cost of $10,000). Three years later, the shares have a net asset value of $12 per share and during that time, the investor acquired 100 additional shares through dividend reinvestment. If the investor then makes one redemption of 500 shares (resulting in proceeds of $6,000; 500 shares x $12 per share), the first 100 shares redeemed will not be subject to the CDSC because they were acquired through reinvestment of dividends. With respect to the remaining 400 shares redeemed, the CDSC is charged at $10 per share which is the original purchase price. Therefore, only $4,000 of the $6,000 such investor received from selling his or her shares will be subject to the CDSC, at a rate of 4.00% (the applicable rate in the third year after purchase).

     CDSC WAIVERS

     The Fund will waive the CDSC payable upon redemptions of shares for:

          o death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of the shareholder if such shares are redeemed within one year of death or determination of disability

          o benefit payments under retirement plans in connection with loans, hardship withdrawals, death, disability, retirement, separation from service or any excess contribution or distribution under retirement plans

          o minimum required distributions made from an individual retirement account ("IRA") or other retirement plan account after you reach age 70 1/2, limited to 10% annually of the value of your account, measured at the time you set up the plan

          o withdrawals under the Fund's systematic withdrawal plan, limited to 10% annually of the value of your account, measured at the time you set up the plan

     CDSC AGING SCHEDULE

     As discussed above, certain investments in B Shares and C Shares will be subject to a CDSC. The aging schedule applies to the calculation of the CDSC.

     Purchases of B Shares or C Shares made on any day during a calendar month will age one month on the last day of the month, and each subsequent month.

     No CDSC is assessed on the value of your account represented by appreciation or additional shares acquired through the automatic reinvestment of dividends or capital gain distributions. Therefore, when you redeem your shares, only the value of the shares in excess of these amounts (i.e., your direct investment) is subject to a CDSC.

     The CDSC will be applied in a manner that results in the CDSC being imposed at the original purchase price. The applicability of a CDSC will not be affected by exchanges or transfers of registration, except as described in the SAI.

DISTRIBUTION AND SERVICE FEES

     The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor 0.75% of the average daily net assets of each of B Shares and C Shares for distribution services and the servicing of shareholder accounts. The Trust has also adopted a Shareholder Service Agreement under which the Fund pays the administrator 0.25% of the average daily net assets of each of B Shares and C Shares for the servicing of shareholder accounts. Because B Shares and C Shares pay distribution and shareholder service fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan and the administrator may pay any fee received under the Shareholder Service Agreement to the Adviser or other financial institutions that provide distribution and shareholder services with respect to B Shares and C Shares including Henderson.

HOW TO PURCHASE, EXCHANGE AND REDEEM SHARES

     You may purchase, exchange and redeem B Shares and C Shares of the Fund in the manner described below. B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares or C Shares directly. In addition, you may be eligible to participate in certain investor services and programs to purchase, exchange and redeem these Classes of shares, which are described in the next section under the caption "Investor Services and Programs."

     GENERAL INFORMATION

     You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form. Investments are not accepted or invested by the Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

     Shares become entitled to receive distributions on the day following purchase if the order and payment are received in proper form by the Transfer Agent by 4:00 p.m. Eastern time.


     On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or the Federal Reserve Bank of San Francisco closes early (typically on the business day preceding a Federal holiday), the Trust may advance the time by which completed purchase and redemption orders must be received.


     WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of 1:00 p.m., Pacific Time (4:00 p.m., Eastern Time) on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed, which includes Columbus Day and Veterans Day. The time at which an NAV is calculated may change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, the Fund values the securities in its portfolio on an amortized cost basis. The Fund will not be available for exchanges to or from the Henderson Global Funds on any day when either the New York Stock Exchange ("NYSE") or Federal Reserve Bank are closed.

     TRANSACTIONS THROUGH THIRD PARTIES If you invest through a financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements. Consult a representative of your financial institution for more information.

HOW TO PURCHASE SHARES

     INITIAL PURCHASE

     INVESTMENT MINIMUMS:

     ------------------------------------------- ---------------------------------- --------------------------------
                                                      Minimum to Open An Account*        Minimum
          Type of Account                                                                Balance
     ------------------------------------------- ---------------------------------- --------------------------------
     ------------------------------------------- ---------------------------------- --------------------------------
          Regular                                     $500                               $500
     ------------------------------------------- ---------------------------------- --------------------------------
     ------------------------------------------- ---------------------------------- --------------------------------
          IRA and Roth IRA                            $500                               $500
     ------------------------------------------- ---------------------------------- --------------------------------
     ------------------------------------------- ---------------------------------- --------------------------------
          Coverdell Education Savings Account
          (Educational IRA)                           $500                               $500
     ------------------------------------------- ---------------------------------- --------------------------------
     ------------------------------------------- ---------------------------------- --------------------------------
          Automatic Investment Plan                   $500                               $500
     ------------------------------------------- ---------------------------------- --------------------------------

     * B Shares and C Shares are only available for purchase from an exchange of the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion.

     The Fund requires that you maintain a minimum account balance as listed above. If your account value declines below the respective minimum because you have redeemed or exchanged some of your shares, the Fund may notify you of its intent to liquidate your account unless it reaches the required minimum. You may avoid this by increasing the value of your account to at least the minimum within ninety days of the notice from the Fund. The Fund reserves the right to liquidate your account regardless of size. The Fund also reserves the right to waive any investment minimum.

OPENING YOUR ACCOUNT

     B Shares and C Shares are only available for purchase from an exchange of the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. You can open a new account in any of the following ways:

     o FINANCIAL ADVISER. You can establish an account by having your financial adviser process your exchange.

     o Current shareholders may open a new identically registered account by:

     o TELEPHONE EXCHANGE PLAN. You may exchange $500 or more from a Henderson Fund account to establish a new account.

     o WIRE.  Call 866.343.6337 to arrange for this transaction:

              State Street Bank and Trust Company
              Attn:  Mutual Funds
              Boston, MA 02110
              ABA # 0110-0002-8
              Attn:  Henderson Global Funds
              Deposit DDA #9905-541-0
              FBO: (please specify the Fund name, account number and name(s) on account)

     Generally, the Fund does not accept investments from non-U.S. residents.

ADDING TO YOUR ACCOUNT

          o B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. You cannot purchase B Shares or C Shares directly.

HOW TO EXCHANGE SHARES

     You may exchange your Fund shares for shares of the Henderson Global Funds. For a list of funds available for exchange, you may call the Transfer Agent. Not all funds or classes available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding funds and classes availability for exchange in your state. An exchange is a sale and purchase of shares and may have tax consequences.

     You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

     You can exchange your shares for shares of the same class of certain Henderson Global Funds at NAV by having your financial adviser process your exchange request or by contacting shareholder services directly. Please note that a share exchange is a taxable event. To be eligible for exchange, shares of the Fund must be registered in your name or in the name of your financial adviser for your benefit for at least 15 days. The minimum exchange amount to establish a new account is the same as the investment minimum for your initial purchase ($50 for subsequent exchanges made under the automatic exchange plan and telephone exchange). Shares otherwise subject to a CDSC will not be charged a CDSC in an exchange. However, when you redeem the shares acquired through the exchange, the shares you redeem may be subject to a CDSC, depending upon when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange. The Fund will not be available for exchanges to or from the Henderson Global Funds on any day when either the NYSE or Federal Reserve Bank are closed.

HOW TO REDEEM SHARES

     You may redeem your shares either by having your financial adviser process your redemption or by contacting shareholder services directly. The Fund normally sends out your redemption proceeds within seven calendar days after your request is received in good order. "Good order" is defined by the requirements described below for redemptions processed by telephone or mail.

     The Fund declares dividends daily and makes payments on the last business day of each month. Shareholders that redeem their shares prior to month end will only receive the value of their account at the time of redemption. Any accrued dividends earned will be paid on the last business day of the month.

     The Fund will not be available for redemptions to or from the Henderson Global Funds on any day when either the NYSE or Federal Reserve Bank are closed. Under unusual circumstances such as when the NYSE is closed, trading on the NYSE is restricted or if there is an emergency, the Fund may suspend redemptions or postpone payment. If you purchased the shares you are redeeming by check, the Fund may delay the payment of the redemption proceeds until the check has cleared, which may take up to 15 days from the purchase date.

     You may give up some level of security in choosing to buy or sell shares by telephone rather than by mail. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording the transactions, testing the identity of the shareholder placing the order, and sending prompt written confirmation of transactions to the shareholder of record. If these procedures are followed, the Fund and its service providers are not liable for acting upon instructions communicated by telephone that they believe to be genuine.

     REDEEMING THROUGH YOUR FINANCIAL ADVISER

     You can request your financial adviser to process a redemption on your behalf. Your financial adviser will be responsible for furnishing all necessary documents to shareholder services and may charge you for this service.

     REDEEMING DIRECTLY THROUGH SHAREHOLDER SERVICES

       o BY TELEPHONE. You can call shareholder services at 866.343.6337 to have shares redeemed from your account and the proceeds wired or electronically transferred directly to a pre-designated bank account or mailed to the address of record. Shareholder services will request personal or other information from you and will generally record the calls. You may elect not to receive this privilege on your account application.

       o BY MAIL. To redeem shares by mail, you can send a letter to shareholder services with the name of the Fund, your account number and the number of shares or dollar amount to be sold. MAIL TO:

         REGULAR MAIL                             OVERNIGHT MAIL
         Henderson Global Funds                   Boston Financial Data Services
         PO Box 8391                              c/o Henderson Global Funds
         Boston, MA 02266-8391                    66 Brooks Drive, Suite 8391
                                                  Braintree, MA 02184
                                                  866.343.6337


       o BY WIRE. Redemptions in excess of $500 may be wired to your financial institution that is indicated on your account application.

         NOTE: IF AN ADDRESS CHANGE HAS OCCURRED WITHIN 30 DAYS OF THE REDEMPTION, A SIGNATURE GUARANTEE WILL BE REQUIRED.

     SIGNATURE GUARANTEE / ADDITIONAL DOCUMENTATION

     Your signature may need to be guaranteed by an eligible bank, broker, dealer, credit union, national securities exchange, registered securities association, clearing agency, or savings association. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE. Shareholder services may require additional documentation for certain types of registrations and transactions, in any of the following situations:

     o You request a change to your current account registration, including your name, address or are establishing or changing a TOD (Transfer on Death) beneficiary

     o   You want to redeem more than $200,000 in shares

     o You want your redemption check mailed to an address other than the address on your account registration

     o   Your address of record was changed within the past 30 days

     o   You want the check made payable to someone other than the account owner

     o You want to redeem shares, and you instruct the Fund to wire the proceeds to a bank or brokerage account, but you do not have the telephone redemption by wire plan on your account

     o You may want your redemption proceeds wired to an account other than your account of record

     o Your name has changed by marriage or divorce (send a letter indicating your account number(s) and old and new names, signing the letter in both the old and new names and having both signatures guaranteed)

OTHER CONSIDERATIONS

     RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS. Purchases and exchanges should be made for investment purposes only. The Fund does not accept third party checks, money orders, currency or monetary instruments in bearer form. The Fund reserves the right to reject or restrict any specific purchase or exchange request.

     An exchange request involves either a request to purchase or redeem shares of the Fund. When the Fund determines that the level of exchanges on any day may be harmful to its remaining shareholders, the Fund may reject the exchange request or delay the payment of exchange proceeds for up to seven days to permit cash to be raised through the orderly liquidation of its portfolio securities to pay the redemption proceeds. In the case of delay, the purchase side of the exchange will be delayed until the exchange proceeds are paid by the redeeming fund. If an exchange has been rejected or delayed, shareholders may still place an order to redeem their shares.

     CUSTOMER IDENTITY VERIFICATION. To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

     If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your exchange will be rejected. If your exchange is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

     The Fund will try to verify your identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

     The Fund may delegate some or all of its responsibilities with respect to customer identification to third party service providers. Shares of the Fund are only available for purchase by exchange from shares of a Henderson Global Fund and any such customer identification will be conducted by the Henderson Global Fund at the time the account is initially established.

     The Fund may reject your exchange under its Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

     ANTI-MONEY LAUNDERING PROGRAM. Customer identification and verification are part of the Fund's overall obligation to deter money laundering under federal law. The Trust has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


     LIMITATIONS ON FREQUENT PURCHASES The Funds' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund's policy to discourage short-term trading. Frequent trading in the Funds may interfere with the management of a Fund's portfolio and result in increased costs. As money is moved in and out, a Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

     Specifically, focus is placed on scanning substantial redemption transactions , which may be harmful to the Funds or their shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity occurring within five business days. If short-term trading trends are detected, appropriate course of action is taken. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of a Fund's portfolio, and purchase orders not accompanied by payment. Each Fund reserves the right to delay for up to one business day the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

     Each Fund may refuse to sell shares to persons determined by the fund to be market timers, even if the above limitations have not been reached.


     IN-KIND DISTRIBUTIONS. The Fund has reserved the right to pay redemption proceeds by a distribution in-kind of portfolio securities (rather than cash). In the event that the Fund makes an in-kind distribution, you could incur the brokerage and transaction charges when converting the securities to cash. Should the in-kind distribution contain illiquid securities, you could have difficulty converting the assets into cash. The Fund has elected under Rule 18f-1 of the 1940 Act to commit to pay, during any 90-day period, your redemption proceeds in cash up to either $250,000 or 1% of the Fund's net assets, whichever is less.

INVESTOR SERVICES AND PROGRAMS

     As a shareholder of the Fund, you have available to you a number of services and investment programs. Some of these services and programs may not be available to you if your shares are held in the name of your financial adviser or if your investment in the Fund is made through a retirement plan.

DISTRIBUTION OPTIONS

     The following distribution options are generally available to all accounts and you may change your distribution option as often as you desire by having your financial adviser notify shareholder services or by contacting shareholder services directly:

     o Dividend and capital gain distributions reinvested in additional shares (THIS OPTION WILL BE ASSIGNED IF NO OTHER OPTION IS SPECIFIED);

     o Dividend distributions in cash; capital gain distributions reinvested in additional shares;

     o   Dividend and capital gain distributions in cash; or

     o Dividend and capital gain distributions reinvested in additional shares of a Henderson Global Fund of your choice.

     Reinvestments (net of any tax withholding) will be made in additional full and fractional shares of the same Class of shares at the NAV as of the close of business on the reinvestment date. See "Other Information - Undeliverable Distributions." Your request to change a distribution option must be received by shareholder services at least five business days before a distribution in order to be effective for that distribution. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

PURCHASE AND REDEMPTION PROGRAMS

     For your convenience, the following purchase and redemption programs are made available to you with respect to B Shares and C Shares, without extra charge:

     AUTOMATIC EXCHANGE PLAN. If you have an account balance of at least $5,000 in the Fund, you may participate in the automatic exchange plan, a dollar-cost averaging program. This plan permits you to make automatic monthly or quarterly exchanges from your account in the Fund for shares of the same Class of shares of a Henderson Global Fund. You may make exchanges of at least $50 with any of the Henderson Global Funds under this plan. Exchanges will be made at NAV without any sales charges. You may terminate the Plan at any time on five business days notice.

     REINVEST WITHOUT A SALES CHARGE. You can reinvest dividend and capital gain distributions into your account without a sales charge to add to your investment easily and automatically.

     DISTRIBUTION INVESTMENT PROGRAM. You may purchase shares of a Henderson Global Fund without paying an initial sales charge or a CDSC upon redemption by automatically reinvesting a minimum of $50 of dividend and capital gain distributions from the same Class of a Henderson Global Fund.

     SYSTEMATIC WITHDRAWAL PLAN. This plan is available to IRA and non-IRA accounts with a minimum account balance of $5,000. You may elect to automatically receive or designate someone else to receive regular periodic payments on any day between the fourth and the last day of the month. If you do not specify a date, the investment will automatically occur on the fifteenth business day of the month. Each payment under this systematic withdrawal is funded through the redemption of your Fund shares. For B Shares and C Shares, you can receive up to 10% of the value of your account without incurring a CDSC charge in any one year (measured at the time you establish this plan). You may incur the CDSC (if applicable) when your shares are redeemed under this plan. You may terminate the Plan at any time on five business days' notice.


OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

     The Fund operates in accordance with Rule 2a-7 under the Investment Company Act of 1940. All restrictions relating to maturity, credit quality and diversification are interpreted in accordance with that rule.

     The Fund may hold cash in any amount. The Fund may also invest in other money market mutual funds that have substantially similar investment policies.

     Securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Fund limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

DISTRIBUTIONS

     The Fund declares distributions from its net investment income daily and pays those distributions monthly. In addition, the Fund pays capital gain distributions, if any, at least annually. Shares become entitled to receive distributions on the day following purchase if the order and payment are received in proper form by the Transfer Agent by 4:00 p.m. Eastern time.

     Shareholders that redeem their shares prior to month end will only receive the value of their account at the time of redemption. Any accrued dividends earned will be paid on the last business day of the month.

     All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

     See "Distribution Options" above for information concerning the manner in which dividends and distributions to shareholders may be automatically reinvested in additional shares. Dividends and distributions may be taxable to shareholders whether they are reinvested in shares of the Fund or received in cash.

     UNDELIVERABLE DISTRIBUTIONS

     If a check representing (1) sale proceeds, (2) a withdrawal under the systematic withdrawal plan, or (3) a dividend/capital gains distribution is returned "undeliverable" or remains uncashed for six months, the Fund may cancel the check and reinvest the proceeds. In addition, after such six-month period: (1) the Fund will terminate your systematic withdrawal plan and future withdrawals will occur only when requested, and (2) the Fund will automatically reinvest future dividends and distributions.

TAX CONSIDERATIONS

     The Fund intends to operate in a manner that will not make it liable for Federal income or excise tax.

     The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. The
     Fund expects that its distributions will primarily consist of net investment income. Distributions may also be subject to certain state and local taxes.

     The Fund will send you information about the income tax status of distributions paid during the year shortly after the end of each year.

     For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

PROVISION OF ANNUAL AND SEMI-ANNUAL REPORTS AND PROSPECTUSES

     The Fund produces financial reports every six months and updates its prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the Fund's annual and semi-annual report or prospectus will be mailed to shareholders having the same residential address on the Fund's records. However, any shareholder may contact shareholder services (see back cover for address and phone number) to request that copies of these reports and prospectuses be sent personally to that shareholder.


ORGANIZATION

     The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

FINANCIAL HIGHLIGHTS


     The following table is intended to help you understand the performance of the Fund's Investor Shares. Data for the Fund's B Shares and C Shares are not included in the table as B Shares and C Shares had not commenced operations prior to the date of this Prospectus. The financial information for the periods shown is that of the Predecessor Fund. Total return in the table represents the rate an investor would have earned on an investment in the Fund's Investor Shares (assuming the reinvestment of all distributions). The information in the table for the six months ended February 29, 2004 is unaudited. The information in the table for the fiscal years ended August 31, 1999 through August 31, 2003 have been audited by KPMG LLP. The Fund's financial statements are included in the annual report, which is available upon request, without charge.


                        SELECTED DATA FOR A SINGLE SHARE                                    RATIOS/SUPPLEMENTAL DATA
                     ------------------------------------------                        ----------------------------------


                                                                                                             Ratios to
                                                                                                        Average Net Assets(a)
                                                                                                  Net  -----------------------
                                                                                 Ending         Assets at
                 Beginning                                                         Net           End of
Year Ended       Net Asset     Net     Net Realized  Distributions  Distribtions  Asset         Period              Net
August 31,       Value Per  Investment    Gain on       From Net      From Net   Value          (000's   Net    Investment Gross
(except asnoted)  Share      Income   Investments    Investment      Realized     Per   Total Omitted) Expenses  Income  Expenses(c)
                                                        Income         Gains     Share  Return

DAILY  ASSETS  CASH
FUND
INVESTOR SHARES
2004
2003             1.00       0.01          -           (0.01)           -         1.00   0.64%    303,389   0.84%    0.68%      0.86%
2002             1.00       0.01          -           (0.01)           -         1.00   1.48%    646,285   0.83%    1.51%      0.83%
2001             1.00       0.05          -           (0.05)           -         1.00   4.85%    791,138   0.82%    4.78%      0.82%
2000             1.00       0.05          -           (0.05)           -         1.00   5.38%    994,191   0.83%    5.40%      0.85%
1999             1.00       0.04          -           (0.04)           -         1.00   4.41%    269,421   0.83%    4.30%      0.85%

(a)  All  ratios  for  periods  of less  than one year are  annualized.
(b)  Not annualized
(c) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.
(d)  Less than $0.01 per share.

MORE  INFORMATION  ABOUT THE FUND IS AVAILABLE FREE UPON REQUEST,  INCLUDING THE
FOLLOWING:

ANNUAL / SEMI-ANNUAL REPORTS
You will receive unaudited semi-annual reports and audited annual reports on a regular basis from the Fund. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION
Provides more details about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference (is legally considered part of this prospectus).

TO OBTAIN INFORMATION:

BY TELEPHONE
Call 866.343.6337 for shareholder services or 866.443.6337 for other services

BY MAIL
Write to:
Henderson Global Funds
P.O. Box 8391 Boston, MA 02266-8391

BY OVERNIGHT DELIVERY TO
Boston Financial Data Services
c/o Henderson Global Funds
66 Brooks Drive, Suite 8391
Braintree, MA 02184
866.343.6337

SECURITIES AND EXCHANGE COMMISSION INFORMATION
You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

Public Reference Room
Securities and Exchange Commission
Washington, D.C. 20549-0102
E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database on its Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023

                    MONARCH
                     FUNDS

A MONEY MARKET FUND THAT SEEKS TO PROVIDE HIGH CURRENT INCOME TO THE EXTENT CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY.

The Securities and Exchange Commission has not approved or disapproved the Fund's shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

                                PROSPECTUS



                                JANUARY --, 2005



                                UNIVERSAL SHARES

                                MONARCH DAILY ASSETS GOVERNMENT OBLIGATIONS FUND


(MONEY MARKET PICTURE)

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------


         RISK/RETURN SUMMARY                                                   1
                  Investment Objectives                                        1
                  Principal Investment Strategies                              1
                  Principal Risks of Investing in a Fund                       2
                  Portfolio Holdings                                           2

         PERFORMANCE                                                           3
         FEE TABLES                                                            3
         MANAGEMENT                                                            4
         YOUR ACCOUNT                                                          5
                  How to Contact the Fund                                      5
                  General Information                                          5
                  Buying Shares                                                6
                  Selling Shares                                               8
                  Exchange Privileges                                         10
         OTHER INFORMATION                                                    11
         FINANCIAL HIGHLIGHTS                                                 12

MONARCH FUNDS
--------------------------------------------------------------------------------

SUMMARY

[LEFT HAND COLUMN
DEFINITIONS

MONEY MARKET SECURITY means a high credit quality, short-term, U.S. dollar denominated debt security.

TREASURY SECURITY means a security that is issued or guaranteed by the U.S. Treasury.

GOVERNMENT SECURITY means a security that is issued or guranteed by the U.S. Government, its agencies or instrumentalities.

REPURCHASE AGREEMENT means a transaction in which securities are purchased and simultaneously committed to be resold to another party at an agreed-upon date and at a price reflecting a market rate of interest.]


This Prospectus offers Universal Shares of Monarch Daily Assets Government Obligations Fund, a money market fund (the "Fund"). Universal Shares have a $1,000,000 minimum initial investment.


INVESTMENT OBJECTIVES

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to maintain a stable net asset value of $1.00 per share by:

     o    Investing in a diversified portfolio of Money Market Securities
     o Investing at least 80% of its net assets in Government Securities that generally are exempt from state and local income taxes (in the event the Fund changes this policy, the Fund will notify shareholders at least 60 days before such change becomes effective)
     o    Investing in securities with remaining maturities of 397 days or less
     o Maintaining a dollar weighted average maturity of its investments of 90 days or less



The investment adviser for the Fund (the "Adviser") continuously monitors economic factors such as interest rate outlooks and technical factors such as prevailing interest rates and Federal Reserve policy to determine an appropriate maturity profile for the Fund's investments. The Adviser searches for securities that satisfy the maturity profile of the Fund and that provide the greatest potential return relative to the risk of the security.

The Adviser may sell a security if:

     o Revised economic forecasts or interest rate outlook requires a repositioning of the Fund

     o The security subsequently fails to meet the Adviser's investment criteria

     o    Funds are needed for another purpose

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. There is no assurance that the Fund will achieve its investment objective. An investment in the Fund is not by itself a complete or balanced investment program.

The principal risks of the Fund's investments are listed below. These risks can result in a decrease in the value of a security or all the securities owned by the Fund and, therefore, cause a change in the Fund's $1.00 per share value. These risks also can result in lower investment performance of the Fund.

INTEREST RATE RISK Interest rates may affect the value of the Fund's investments. Increases in interest rates may cause a decline in the value of the Fund's investments. In addition, those increases may cause the Fund's investment performance to underperform currently available investments.


CREDIT RISK The value of a security held by the Fund may decline if the security's credit rating is downgraded or credit quality otherwise falls. In the worst case, an issuer of a security or a repurchase agreement counterparty may default or otherwise be unable to make timely payments of interest or principal. Not all Government Securities are supported by the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, and the Federal Home Loan Bank. Although these issuers are chartered or sponsored by Acts of Congress, their securities are neither insured nor guaranteed by the United States Treasury.


MANAGEMENT RISK As with all mutual funds, the Adviser may make poor investment decisions.


PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

MONARCH FUNDS
--------------------------------------------------------------------------------

PERFORMANCE


The following charts and table provide some indication of the risks of investing in Universal Shares of Monarch Daily Assets Government Obligations Fund by showing changes in performance and investment returns from year to year. On December __, 2004, Monarch Daily Assets Government Obligations Fund acquired the assets and liabilities of Daily Assets Government Obligations Fund, a series of Monarch Funds, a Massachusetts business trust (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund maintained the same investment objectives and similar investment policies to that of the Fund. The performance of the Universal Shares for the periods shown is that of the Universal Shares of the Predecessor Funds.


To obtain current yield information, call toll free (800) 754-8757. PAST PERFORMANCE DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total return for each full calendar year that Universal Shares have operated. The table shows the best and worst quarterly returns during these periods.


MONARCH DAILY ASSETS GOVERNMENT OBLIGATIONS FUND



[EDGAR BAR CHART
YEAR ENDED DECEMBER 31,

1999 5.07%
2000 6.29%
2001 0.00%
2002 3.98%
2003 1.56%
2004


Best Quarter:       1.61% (quarter ended 12/31/00)

Worst Quarter:      0.22% (quarter ended 12/31/03)



The following table lists the average annual total return as of December 31, 2004.


                                                     ONE YEAR        FIVE YEARS         SINCE INCEPTION      INCEPTION DATE

MONARCH DAILY ASSETS GOVERNMENT OBLIGATIONS FUND        %                 %                    %                 7/1/98


FEE TABLES


The following table describes the various fees and expenses that you will pay if you invest in Universal Shares of the Fund. Expenses for the Fund are based on annualized estimates for the fiscal year ending August 31, 2005. Expenses are stated as a percentage of the Fund's average net assets. There are no charges to purchase or redeem Fund shares.


            ANNUAL FUND OPERATING EXPENSES
            (expenses that are deducted from Fund assets)
            Management Fees                                                   %
            Distribution (Rule 12b-1) Fees                                  None
            Other Expenses                                                    %
            TOTAL ANNUAL FUND OPERATING EXPENSES(a)                           %

     (a) The administrator has voluntarily agreed to certain fees and reimburse expenses in order to limit Total Annual Fund Operating Expenses of the Fund to 0.20%. These waivers and reimbursements may be reduced, increased, or eliminated at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in Universal Shares of the Fund to the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund's Universal Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that Total Annual Fund Operating Expenses remains as stated in the above table and that distributions are reinvested. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                                                   MONARCH FUNDS
--------------------------------------------------------------------------------

          1 YEAR                  3 YEARS                   5 YEARS                   10 YEARS
            $                        $                         $                          $


MANAGEMENT

The Fund is a series of Monarch Funds (the "Trust"), an open-end, management investment company. The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices and discuss other matters affecting the Fund. Additional information about the Board and the Trust's executive officers is in the Statement of Additional Information (the "SAI").

THE ADVISER

The Fund's investment adviser is Forum Investment Advisors, LLC, Two Portland Square, Portland, Maine 04101. The Adviser is a privately owned company controlled by John Y. Keffer. The Adviser makes investment decisions for the Fund. In addition to the Fund, the Adviser manages three other money market funds.

The Adviser receives an annual advisory fee 0.05% of the average daily net assets of the Fund.

OTHER SERVICE PROVIDERS


Citigroup   Global   Transaction   Services   through  its  various   affiliates
(collectively   "Citigroup"),   provides   certain   administration,   portfolio
accounting and transfer agency services to the Fund.

The distributor (principal underwriter) acts as the Fund's representative in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with Citigroup or its affiliated companies.

In addition to distribution and/or service fees paid by the Funds, the administrator or its affiliates may compensate brokers or other service providers for various services out of their own assets and not as an additional charge to the Funds.


FUND EXPENSES

The Fund pays for its own expenses. Expenses of Universal Shares consist of its own expenses as well as Trust expenses that are allocated among classes of shares and all other funds of the Trust. The Adviser and other service providers may waive all or any portion of their fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

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YOUR ACCOUNT

HOW TO CONTACT THE FUND

You may contact the Fund for an account application or for further information as follows:

WRITE TO US AT:                               ACH OR WIRE INVESTMENTS TO:
 Forum Shareholder Services, LLC               Comerica Bank
 Attn: Daily Assets Government Obligations     ABA #121137522
 Fund - Universal Shares                      FOR CREDIT TO:
 P.O. Box 446                                  Forum Shareholder Services, LLC
 Portland, Maine 04112                         Account # 1891488817
                                               Re: Daily Assets Government
TELEPHONE US AT:                               Obligations Fund -  Universal
 (800) 754-8757                                Shares
                                               (Your Name)
                                               (Your Account Number)

GENERAL INFORMATION

You may purchase or sell (redeem) shares at the net asset value of a share ("NAV") next calculated after the Transfer Agent receives your request in proper form (as described in this Prospectus on pages 6 through 9). Investments are not accepted or invested by the Fund during the period before the receipt of funds on deposit at a Federal Reserve Bank ("Federal Funds").

Shares become entitled to receive distributions on the day of purchase if the order and payment are received in proper form by the Transfer Agent as follows:

                       ORDER MUST BE                                                  PAYMENT MUST BE
                        RECEIVED BY                                                     RECEIVED BY

.............................................................. .................................................................
      12:00 p.m., Eastern Time (9:00 a.m., Pacific Time)             4:00 p.m., Eastern Time (1:00 p.m., Pacific Time)


On days that the Bond Market Association recommends an early close of the government securities markets or that those markets or Federal Reserve Bank of San Francisco closes early (an "Early Close"), the Fund may advance the time by which the Transfer Agent must receive completed purchase and redemption orders.

If you purchase shares directly from the Fund, you will receive monthly statements with details of all purchase, redemption and other activity in your account during that period. You should verify the accuracy of all transactions in your account as soon as you receive your statements. The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.


WHEN AND HOW NAV IS DETERMINED The Fund calculates its NAV as of 4:00 p.m., Eastern Time (1:00 p.m., Pacific Time) on each weekday except Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed, which includes Columbus Day and Veterans ("Fund Business Day"). The time at which the NAV is calculated may also change in case of an emergency. In order to maintain a stable NAV of $1.00 per share, the Fund values the securities in its portfolio on an amortized cost basis.


TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions also may provide you with certain shareholder services such as periodic account statements and trade confirmations. Consult a representative of your financial institution for more information.

                                                                   MONARCH FUNDS
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ANTI-MONEY LAUNDERING PROGRAM Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal Law. The Trust has adopted an Anti-Money Laundering Compliance Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.


BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be made by check, ACH or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund may accept purchases made by credit card check, starter check, cash, or cash equivalents (for instance, you may not pay by money order, cashier's check, bank draft or traveler's check). The Fund may accept purchases made by credit card check.

     CHECKS Make checks payable to "Monarch Funds". A $20 charge may be imposed on any returned checks.


     ACH Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows financial institutions to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

     WIRES Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The minimum initial investment in Universal Shares is $1,000,000.

ACCOUNT REQUIREMENTS

                TYPE OF ACCOUNT                                                 REQUIREMENT
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS              o Instructions must be signed by all persons
Individual accounts are owned by one person, as are sole          required to sign  exactly as their names appear on the account proprietorship  accounts.  Joint accounts have two or more
account owners (tenants)

CORPORATIONS/OTHER                                              o Submit a certified copy of its articles of incorporation
                                                                  (a government-issued business license  or
                                                                  other document that reflects the existence of the entity) and corporate resolution or secretary's certificate

TRUSTS                                                          o The trust must be established before an account can be opened
                                                                o Provide the first and signature pages from the trust document identifying  the trustees

INVESTMENT PROCEDURES

                    HOW TO OPEN AN ACCOUNT                                        HOW TO ADD TO YOUR ACCOUNT
BY CHECK                                                        BY CHECK
o Call or write us for an account application                   o Fill out an investment slip from a statement or
o Complete the application (and other required                    write us a letter
  documents)                                                    o Write your account number on your check
o Mail us your application (and other required                  o Mail us the slip (or your letter) and the check
  documents) and a check

BY WIRE                                                          BY WIRE
o Call or write us for an account application                   o Call to notify us of your incoming wire
o Complete the application (and other required                  o Instruct your U.S. financial institution to wire
  documents)                                                      your money to us
o Call us to fax the completed application (and other
  required documents) and we will assign you an account
  number
o Mail us your original application (and other required
  documents)
o Instruct your U.S. financial institution to wire your
  money to us

BY ACH PAYMENT
o Call or write us for an account
o Complete the application (and other required documents)
o Call us to fax the completed application (and other required documents) and we will assign you an account number
o Mail us your original application (and other required

                                                                               6

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--------------------------------------------------------------------------------

  documents)
o We will electronically debit your purchase proceeds from the financial institution account identified on your account application


ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you.

If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the net asset value next calculated after receipt of your application in proper form. The Fund may reject your application under the Trust's Anti-Money Laundering Compliance Program. See page 10 for Anti-Money Laundering Program. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the net asset value next calculated after the Fund decides to close your account at the NAV next calculated after the Fund decides to close your account and to remit the proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes. Proceeds may or may not be remitted if your account is closed at the request of governmental or law enforcement authorities. See page 10 for Anti-Money Laundering Program.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

LIMITATIONS ON FREQUENT PURCHASES The Funds' board of trustees has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is each Fund's policy to discourage short-term trading. Frequent trading in the Fund, may interfere with the management of a Fund's portfolio and result in increased costs. As money is moved in and out, a Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Specifically, focus is placed on scanning substantial redemption transactions, which may be harmful to the Funds or their shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity occurring within five business days. If short-term trading trends are detected, appropriate course of action is taken. Each Fund reserves the right to restrict, reject or cancel, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of a Fund's portfolio, and purchase orders not accompanied by payment. Each Fund reserves the right to delay for up to one business day the processing of exchange requests in the event that, in the Fund's judgment, such delay would be in the Fund's best interest, in which case both the redemption and purchase will be processed at the conclusion of the delay period.

Each Fund may refuse to sell shares to persons determined by the fund to be market timers, even if the above limitations have not been reached.


CANCELED OR FAILED PAYMENTS The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or by an ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund, the Transfer Agent or distributor and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the Transfer Agent) as reimbursement.

SELLING SHARES

Generally, the Fund will send redemption proceeds to you immediately after receiving your redemption request in proper form. Shares are not entitled to receive distributions declared on or after the day in which a redemption order is accepted by the Transfer Agent.

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                             HOW TO SELL YOUR SHARES

BY MAIL

     o    Prepare a written request including:

          o    Your name(s) and signature(s)

          o    Your account number

          o    Daily Assets Government Obligations Fund - Universal Shares

          o    The dollar amount or number of shares you want to sell

          o    How and where to send the redemption proceeds

     o    Obtain a signature guarantee (if required)

     o    Obtain other documentation (if required)

     o    Mail us your request and documentation

BY WIRE

     o Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemption privileges on your account application

     o Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR

     o    Mail us your request (See "By Mail")

BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)

     o    Provide the following information:

          o    Your account number

          o    Exact  name(s) in which the account is  registered

          o    Additional form of identification

     o    Redemption proceeds will be:

          o    Mailed to you OR

          o Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000. If the Transfer Agent receives your wire redemption order after 11:00 a.m., Pacific Time (2:00 p.m., Eastern
Time) or an earlier time if there is an Early Close), the Transfer Agent will wire proceeds to you on the next Fund Business Day.

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You will be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                                                                   MONARCH FUNDS
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SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The Transfer Agent will need written instructions signed by all registered shareholders, with a signature guarantee for each shareholder, for any of the following:

     o    Written requests to redeem $100,000 or more

     o    Changes to a shareholder's record name

     o    Redemptions   from  an  account  for  which  the  address  or  account
          registration has changed within the last 30 days

     o Sending redemption and distributions proceeds to any person, address or financial institution account not on record

     o Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from yours

     o Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account

The Transfer Agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS If the value of your account falls below $100,000, the Fund may ask you to increase your balance. If the account value is still below $100,000 after 60 days, the Fund may close your account and send you the proceeds.

REDEMPTIONS IN KIND The Fund reserves the right to pay redemption proceeds in portfolio securities rather than cash.

EXCHANGE PRIVILEGES

You may exchange your Universal Shares of the Fund for Universal Shares of another series of the Trust. Not all funds available for exchange may be available for purchase in your state. Check with the Transfer Agent regarding funds available for exchange in your state.

You may exchange only between identically registered accounts (name(s), address and taxpayer ID number). New accounts opened through an exchange will be assigned the same shareholder privileges as the initial account. You may exchange your shares by mail or by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the Transfer Agent takes reasonable measures to verify that the order is genuine.

                           HOW TO EXCHANGE YOUR SHARES
BY MAIL

     o    Prepare a written request including:

          o    Your name(s) and signature(s)

          o    Your account number(s)

          o    The names of the fund and share class you are exchanging

          o The dollar amount or number of shares you want to sell (and exchange)

     o Open a new account and complete an account application if you are requesting different shareholder privileges

     o    Obtain a signature  guarantee (if required)

     o    Mail us your request and documentation

BY TELEPHONE

     o Call us with your request (unless you declined telephone redemption privileges on your account application)

     o    Provide the following information:

          o    Your account number(s)

          o    Exact name(s) in which account is registered

          o    Additional form of identification

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OTHER INFORMATION

ADDITIONAL INVESTMENT POLICIES

The Fund operates in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. All restrictions relating to maturity, credit and diversification are interpreted in accordance with that rule.

The Fund may hold cash in any amount. The Fund may also invest in other money market mutual funds that have substantially similar investment policies.

Securities in which the Fund invests may have variable or floating rates of interest. These securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate. The Fund limits these securities to those with an interest rate that is adjusted based solely on a single short-term rate or index, such as the Prime Rate.

DISTRIBUTIONS

The Fund declares  distributions  from its net investment  income daily and pays
these  distributions   monthly.   In  addition,   the  Fund  pays  capital  gain
distributions, if any, at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested.

TAXES


The Fund intends to operate in a manner that will not make it liable for Federal income or excise tax. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain are taxable to you as long-term capital gain regardless of how long you have held your Fund shares. The Fund expects that its distributions will primarily consist of net investment income. Distributions may also be subject to certain state and local taxes.

Distributions of capital gain and the Fund's distribution of net investment income reduce the net asset value of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transaction equal to the difference, if any, between the amount of your net sales proceeds and your tax basis in the Fund shares. Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held your Fund shares for more than one year at the time of the sale or exchange.

The Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your Federal income tax liability.

The Fund will mail you reports containing information about the income tax status of distributions paid during the year after December 31 of each year. For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust. The Funds do not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders' meetings unless a matter relates only to specific series (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund or the Trust.

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FINANCIAL HIGHLIGHTS


The following table is intended to help you understand the performance of Universal Shares of the Fund. The financial information for the periods shown is that of the Predecessor Fund. Total return in the table represents the rate an investor would have earned on an investment in the Fund's Universal Shares (assuming the reinvestment of all distributions). This information has been audited by KPMG LLP. The Fund's financial statements and independent auditors' report are included in the Annual Report dated August 31, 2003, which is available upon request.


                                  SELECTED DATA FOR A SINGLE SHARE                               RATIOS/SUPPLEMENTAL DATA
                           -----------------------------------------------                    --------------------------------
                                                                                      Net                Ratios to
                                                                                   Assets at       Average Net Assets(a)
                           Beginning              Distributions Ending               End of   --------------------------------
                           Net Asset      Net       From Net    Net Asset            Period
        Year Ended         Value Per  Investment   Investment   Value Per Total    (000's       Net        Net        Gross
        August 31,           Share      Income       Income       Share   Return    Omitted)  Expenses   Investment  Expenses (b)
                                                                            (d)                            Income
DAILY ASSETS GOVERNMENT OBLIGATIONS FUND - UNIVERSAL SHARES (C)

           2004


           2003                1.00       0.01       (0.01)        1.00    1.18%      24,752   0.20%     1.14%        0.48%
           2002                1.00       0.02       (0.02)        1.00    1.97%      25,760   0.20%     1.97%        0.71%
           2001                1.00       0.05       (0.05)        1.00    5.26%      29,100   0.20%     5.24%        0.57%
           2000                1.00       0.06       (0.06)        1.00    5.93%      39,777   0.20%     5.78%        0.65%

     (a)  All ratios for periods less than one year are annualized.

     (b) The ratio of Gross Expenses to Average Net Assets reflects the expense ratio excluding any fee waivers and expense reimbursements for the Fund.


     (c) The Universal Shares class of Monarch Daily Assets Government Obligations Fund is the accounting successor to the Universal Shares class of the Daily Assets Government Fund of Monarch Funds, another registered investment company.


     (d)  Not annualized.





                             FOR MORE INFORMATION                                                MONARCH
                                                                                                  FUNDS

                           ANNUAL/SEMI-ANNUAL REPORTS
              Additional information about the Fund's investments
          will be available in the Fund's annual/semi-annual reports to shareholders.
                                                                                              UNIVERSAL SHARES

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                         The SAI provides more detailed
 information about the Fund and is incorporated by reference, and thus is part                MONARCH DAILY ASSETS
                              of, this Prospectus.                                               GOVERNMENT
                                                                                              OBLIGATIONS FUND

                              CONTACTING THE FUND
           You can get free copies of the annual/semi-annual reports
                  and the SAI, request other information and
                     discuss your questions about the Fund
                          by contacting the Fund at:

                        Forum Shareholder Services, LLC
                                 P.O. Box 446
                             Portland, Maine 04112
                                (800) 754-8757

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
                                  You can also
   review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission ("SEC"). The scheduled hours of operation of the Public
  Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee,
                           by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                       E-mail address: publicinfo@sec.gov

      Fund information, including copies of the annual/semi-annual reports and the SAI, is available from the SEC's EDGAR Database
                         on its Web site at www.sec.gov.






                   Investment Company Act File No. 811-3023

                                                                                             Monarch Funds
                                                                                             P.O. Box 446
                                                                                         Portland, Maine 04112
                                                                                            (800) 754-8757


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                                             STATEMENT OF ADDITIONAL INFORMATION


                                             January __, 2005










FUND INFORMATION:                           MONARCH DAILY ASSETS TREASURY FUND
                                            MONARCH DAILY ASSETS GOVERNMENT FUND
Monarch Funds                               MONARCH DAILY ASSETS CASH FUND

Two Portland Square
Portland, Maine 04101
(800) 754-8757


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757





This Statement of Additional Information or "SAI" supplements the Prospectuses dated January __, 2005 as may be amended from time to time, offering Preferred Shares, Universal Shares, Institutional Service Shares, Institutional Shares, and Investor Shares. This SAI is not a prospectus and should only be read in conjunction with the Prospectuses. You may obtain the Prospectuses without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.


Certain information for the Funds included in the Prospectuses and the Annual Report to shareholders, is incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.

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TABLE OF CONTENTS

GLOSSARY                                                                       1

INVESTMENT POLICIES AND RISKS                                                  2

INVESTMENT LIMITATIONS                                                         5

INVESTMENT BY FINANCIAL INSTITUTIONS                                           7

MANAGEMENT                                                                     8

PORTFOLIO TRANSACTIONS                                                        15

PURCHASE AND REDEMPTION INFORMATION                                           16


TAXATION                                                                      19

OTHER MATTERS                                                                 21


APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1


APPENDIX B - MISCELLANEOUS TABLES                                            B-1


APPENDIX C - PROXY VOTING PROCEDURES                                         C-1

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GLOSSARY



As used in this SAI, the following terms have the meanings listed.

         "Accountant" means Citigroup Global Transaction Services.

         "Administrator" means Citigroup Global Transaction Services.

         "Adviser" means Forum Investment Advisors, LLC.

         "Board" means the Board of Trustees of the Trust.

         "Citigroup" means Citigroup Global Transaction Services.

         "CFTC" means the U.S. Commodities Future Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC, the custodian of the Fund's assets.

         "Distributor" means Forum Fund Services, LLC, the distributor of the Fund's shares.

          "Fitch" means Fitch Ratings.

         "Fund" means Monarch Daily Assets Treasury Fund, Monarch Daily Assets Government Fund and Monarch Daily Assets Cash Fund.

         "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

         "IRS" means Internal Revenue Service.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.

         "Transfer Agent" means Citigroup Global Transaction Services.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

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INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The following discussion supplements the disclosure in the Prospectuses about each Fund's investment techniques, strategies and risks.

A.      SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, each Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. Each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has established procedures to ensure that portfolio securities comply with regulatory quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize each Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of NAV as a result of fluctuating interest rates, based on available market rates, from a Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a NAV as determined by using available market quotations.

B.      FIXED INCOME SECURITIES

1.      GENERAL

VARIABLE AND FLOATING RATE SECURITIES Each Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

Each Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7, a Fund may only purchase securities with maturities of greater than 397 days that have demand features that meet certain requirements or that are certain long-term Government Securities.

Daily Assets Cash Fund may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. If you invest in master notes, you may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET-BACKED SECURITIES Each Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. Daily Assets Treasury Fund may only purchase mortgage or asset-backed securities that are Treasury Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the

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rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. No Fund may purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS Each Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

2.      RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by a Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK A Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, each Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

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Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and a Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and a Fund's yield. To the extent that a Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.      REPURCHASE AGREEMENTS

1.      GENERAL

Each Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.      RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities. A Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.      BORROWING

1.      GENERAL

Each Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. Each Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of its total assets.

2.      RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if a Fund maintains a segregated account.

E.      WHEN-ISSUED SECURITIES

1.      GENERAL

Each Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

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2.      RISKS

At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by a Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

F.      ILLIQUID SECURITIES

1.      GENERAL

Each Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market. Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.      RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.      DETERMINATION OF LIQUIDITY

The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

4.      CORE AND GATEWAY STRUCTURE

A Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.


INVESTMENT LIMITATIONS
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The investment objective of each Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of a Fund is fundamental. Each Fund has also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund, as applicable.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval. A nonfundamental policy of a Fund may be changed by the Board without interestholder approval. In the event that a Fund changes a policy to invest 80% of net assets (including borrowings) in certain types of securities, the Fund will notify shareholders at least 60 days before such change becomes effective.

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For purposes of all investment policies of a Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.      FUNDAMENTAL LIMITATIONS

Each Fund may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

THRIFT INVESTOR LIMITATIONS With respect to Daily Assets Government Fund, purchase or hold any security that: (1) a Federally chartered savings association may not invest in, sell, redeem, hold or otherwise deal pursuant to law or regulation, without limit as to percentage of the association's assets; and (2) pursuant to 12 C.F.R. Section 566.1 would cause shares of the Fund not to be deemed to be short term liquid assets when owned by Federally chartered savings associations.

B.      NONFUNDAMENTAL LIMITATIONS

Each Fund may not:

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to

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payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

INVESTMENT BY FINANCIAL INSTITUTIONS
--------------------------------------------------------------------------------
A.     INVESTMENTS BY SHAREHOLDERS THAT ARE BANKS - DAILY ASSETS GOVERNMENT FUND

Daily Assets Government Fund invests only in instruments which, if held directly by a bank or bank holding company organized under the laws of the United States or any state thereof, would be assigned to a risk-weight category of no more than 20% under the current risk based capital guidelines adopted by the Federal bank regulators (the "Guidelines"). In the event that the Guidelines are revised, the Fund's investment portfolio will be modified accordingly, including by disposing of Fund securities or other instruments that no longer qualify under the Guidelines. In addition, the Fund does not intend to hold any securities or instruments that would be subject to restriction as to amount held by a national bank under Title 12, Section 24 (Seventh) of the United States Code. If the Fund includes any instruments that would be subject to a restriction as to amount held by a national bank, investment in the Fund may be limited.

The Guidelines provide that shares of an investment fund are generally assigned to the risk-weight category applicable to the highest risk-weighted security or instrument that the fund is permitted to hold. Accordingly, Fund interests should qualify for a 20% risk-weighting under the Guidelines. The Guidelines also provide that, in the case of an investment fund whose shares should qualify for a risk-weighting below 100% due to limitations on the assets which it is permitted to hold, bank examiners may review the treatment of the shares to ensure that they have been assigned an appropriate risk-weight. In this connection, the Guidelines provide that, regardless of the composition of an investment fund's assets, shares of a Fund may be assigned to the 100% risk-weight category if it is determined that the Fund engages in activities that appear to be speculative in nature or has any other characteristics that are inconsistent with a lower risk-weighting. The Adviser has no reason to believe that such a determination would be made with respect to the Fund. There are various subjective criteria for making this determination and, therefore, it is not possible to provide any assurance as to how Fund interests will be evaluated by bank examiners.

Before acquiring Daily Assets Government Fund shares (directly or indirectly), prospective investors that are banks or bank holding companies, particularly those that are organized under the laws of any country other than the United States or of any state, territory or other political subdivision of the United States, and prospective investors that are U.S. branches and agencies of foreign banks or Edge Corporations, should consult all applicable laws, regulations and policies, as well as appropriate regulatory bodies, to confirm that an investment in Fund shares is permissible and in compliance with any applicable investment or other limits.

Shares of Daily Assets Government Fund held by national banks are generally required to be revalued periodically and reported at the lower of cost or market value. Such shares may also be subject to special regulatory reporting, accounting and tax treatment. In addition, a bank may be required to obtain specific approval from its board of directors before acquiring Fund shares (either directly or indirectly), and thereafter may be required to review its investment in the Fund for the purpose of verifying compliance with applicable federal banking laws, regulations and policies.

National banks generally must review their investment holdings of Daily Assets Government Fund at least quarterly to ensure compliance with established bank policies and legal requirements. Upon request, Daily Assets Government Fund will make available to its investors' information relating to the size and composition of its portfolio.

B.      INVESTMENTS BY SHAREHOLDERS THAT ARE CREDIT UNIONS -
        DAILY ASSETS TREASURY FUND

Daily Assets Treasury Fund limits its investments to those that are legally permissible for Federally chartered credit unions under applicable provisions of the Federal Credit Union Act (including 12 U.S.C. Section 1757(7), (8) and (15)) and the applicable rules and regulations of the National Credit Union Administration (including 12 C.F.R. Part 703, Investment and Deposit Activities), as such statutes and rules and regulations may be amended. The Fund limits its investments to Government Securities (including Treasury STRIPS) and repurchase agreements fully collateralized by Government Securities. Certain Government Securities owned by the Fund may be mortgage or asset-backed, but no such security will be: (1) a stripped mortgage backed security ("SMBS"); (2) a residual interest in a CMO or REMIC; or (3) a mortgage servicing right, a commercial mortgage related security or a small business related security. Each Fund may also invest in reverse repurchase agreements in accordance with 12 C.F.R. Section 703.100(j) to the extent otherwise permitted herein and in the Prospectuses.

C. INVESTMENTS BY SHAREHOLDERS THAT ARE SAVINGS ASSOCIATIONS - DAILY ASSETS GOVERNMENT FUND

Daily Assets Government Fund limits its investments to those legally permissible for Federally chartered savings associations without limit as to percentage under applicable provisions of the Home Owners' Loan Act (including 12 U.S.C.
Section 1464)

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and the applicable rules and regulations of the Office of Thrift Supervision, as such statutes and rules and regulations may be amended.


MANAGEMENT
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The Board is responsible for managing the Trust's affairs and for exercising the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. The fund complex includes the Trust and three other investment companies (collectively, the "fund complex"), hold themselves out to investors as related companies for the purposes of investment and investor services. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated.


----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND           OTHER
                               POSITION       LENGTH         PRINCIPAL OCCUPATION(S)         COMPLEX        TRUSTEESHIPS
           NAME,               WITH THE      OF TIME                 DURING                  OVERSEEN         HELD BY
      AGE AND ADDRESS            TRUST        SERVED              PAST 5 YEARS              BY TRUSTEE        TRUSTEES

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------
----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

     INTERESTED TRUSTEE

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------
----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

John Y. Keffer1               Trustee      1989-         President, Citigroup, fund             24              None
Born:  July 15, 1942                       Present       services division since 2003;
                                                         President         Forum
                                                         Financial   Group,  LLC
                                                         ("Forum")    (a    fund
                                                         services        company
                                                         acquired  by  Citigroup
                                                         in  2003).  Trustee  of
                                                         one  other   investment
                                                         company within the fund
                                                         complex.

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------


INDEPENDENT TRUSTEES

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------
----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

Costas Azariadis              Trustee      1989-         Professor of Economics,                24              None
Born:  February 15, 1943                   Present       University of California-Los
                                                         Angeles;       Visiting
                                                         Professor of Economics,
                                                         Athens   University  of
                                                         Economics  and Business
                                                         1998 - 1999. Trustee of
                                                         one  other   investment
                                                         company within the fund
                                                         complex.

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------
----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

James C. Cheng                Trustee      1989-         President, Technology                  24              None
Born:  July 26, 1942                       Present       Marketing Associates
                                                         (marketing  company for
                                                         small and medium  sized
                                                         businesses    in    New
                                                         England).   Trustee  of
                                                         one  other   investment
                                                         company within the fund
                                                         complex.

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------
----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

J. Michael Parish             Chairman,    1989-         Retired; Partner, Wolfe,               24              None
Born:  November 9, 1943       Trustee      Present       Block, Schorr and Solis-Cohen
                                           (Chairman     LLP (law firm) 2002 - 2003
                                           since 2004)   Partner, Thelen Reid & Priest
                                                         LLP (law firm) from 1995 -
                                                         2002.
                                                         Trustee of one other
                                                         investment company within the
                                                         fund complex.

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

1 Mr. Keffer is considered an interested Trustee due to his control of the Adviser.


                                       8

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----------------------------- ------------ -------------- -------------------------------- -------------- ------------------

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND           OTHER
                               POSITION       LENGTH         PRINCIPAL OCCUPATION(S)         COMPLEX        TRUSTEESHIPS
           NAME,               WITH THE      OF TIME                 DURING                  OVERSEEN         HELD BY
      AGE AND ADDRESS            TRUST        SERVED              PAST 5 YEARS              BY TRUSTEE        TRUSTEES

----------------------------- ------------ -------------- -------------------------------- -------------- ------------------
----------------------------- ------------ -------------- -------------------------------- -------------- ------------------

OFFICERS

----------------------------- ------------ -------------- -------------------------------- -------------- ------------------
----------------------------- ------------ -------------- -------------------------------- -------------- ------------------

David I. Goldstein            President     2003-Present  Director, Citigroup since             N/A              N/A
Born:  August 3, 1961                                     2003; Director, Business &
                                                          Product   Development,
                                                          Forum   1999  -  2003.
                                                          President/Assistant
                                                          Secretary of one other
                                                          investment     company
                                                          within     the    fund
                                                          complex.

----------------------------- ------------ -------------- -------------------------------- -------------- ------------------
----------------------------- ------------ -------------- -------------------------------- -------------- -----------------

Beth P. Hanson                Vice          2003-Present  Relationship Manager,                 N/A              N/A
Born:  July 15, 1966          President/                  Citigroup since 2003;
                              Assistant                   Relationship Manager, Forum
                              Secretary                   1999 - 2003.
                                                          Vice President/Assistant
                                                          Secretary of one other
                                                          investment company within the
                                                          fund complex.  Secretary of
                                                          one other investment company
                                                          within the fund complex.

----------------------------- ------------ -------------- -------------------------------- -------------- -----------------
----------------------------- ------------ -------------- -------------------------------- -------------- -----------------

Stacey E. Hong                Treasurer     2002-Present  Director,Fund Accounting,
                                                          Citigroup since 2003; Director            N/A                N/A
                                                          Forum Accounting Services, LLC
                                                          (fund accountant acquired by
                                                          Citigroup since 2003) 1999 - 2003.
                                                          Treasurer of two other investment
                                                          companies within the fund complex.

----------------------------- ------------ -------------- -------------------------------- -------------- -----------------
----------------------------- ------------ -------------- -------------------------------- -------------- -----------------

David M. Whitaker             Secretary    2004-Present   Counsel, Citigroup since 2004;        N/A             N/A
Born:  September 6, 1971                                  Assistant Counsel, PFPC  (a
                                                          fund services company) (1999 -
                                                          2004.

                                                          Secretary of one other
                                                          investment     company
                                                          within     the    fund
                                                          complex.

----------------------------- ------------ -------------- -------------------------------- -------------- -----------------



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2.  TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS


------------------------------------- ----------------------------------------- --------------------------------------

                                                                                      AGGREGATE DOLLAR RANGE OF
                                                                                    OWNERSHIP AS OF DECEMBER 31,
                                                                                    2003 IN ALL FUNDS OVERSEEN BY
                                             DOLLAR RANGE OF BENEFICIAL             TRUSTEE IN THE SAME FAMILY OF
TRUSTEES                                       OWNERSHIP IN THE FUND                    INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

INTERESTED TRUSTEES

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

John Y. Keffer                                          None                              $10,001 to 50,000

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

INDEPENDENT TRUSTEES

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

Costas Azariadis                                        None                                    None

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

James C. Cheng                                          None                                    None

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

J. Michael Parish                                       None                               Over $100,000

------------------------------------- ----------------------------------------- --------------------------------------



3. OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2003, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

4.  INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Azariadas, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended August 31, 2004, the Audit Committee met four times.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders of interests in Trust series. During the fiscal period ended August 31, 2004, the Nominating Committee did not meet.

VALUATION COMMITTEE. The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal period ended August 31, 2004, met nine times.

QUALIFIED LEGAL COMPLIANCE COMMITTEE

The Qualified Legal Compliance Committee (the "QLCC"), which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. The Fund is a new Trust series and the QLCC has not met regarding the Fund.

B.  COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee of the Trust is paid a quarterly retainer fee that totals $9,000 annually for service to the Trust ($10,500 for the independent Chairman). In addition, except as otherwise determined by the Trustees, each Trustee will be paid a fee of $1,200 for each regular Board meeting attended ($1,587.50 for the independent Chairman) and $750 for each special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in attending Board meetings.

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Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Trust and the fund complex, which includes all series of the Trust and another investment company for which Citigroup provides services, for the fiscal year ended August 31, 2004.



------------------------- ---------------------- ---------------------- ---------------------- ----------------------


                                                                                                       TOTAL
                                                                                                   COMPENSATION
                            COMPENSATION FROM                                                     FROM TRUST AND
        TRUSTEE                   FUND                 BENEFITS              RETIREMENT             FUND COMPLEX

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

John Y. Keffer                                            $0                     $0                  $     0

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Costas Azariadis                                            0                      0                  18,000

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

James C. Cheng                                              0                      0                  18,000

------------------------- ---------------------- ---------------------- ---------------------- ----------------------

J. Michael Parish                                           0                      0                  18,000



F.
         INVESTMENT ADVISER

1.       SERVICES

The Adviser serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under it's the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Fund's investments and effecting portfolio transactions for the Fund. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of each Fund since its inception. Mr. Fischer has over 30 years of experience in the money market industry.

2.       FEES

Table 1 in Appendix B shows for the past three fiscal years the dollar amount payable by each Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by each Fund.

3.       OTHER

The Adviser is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of a Fund, and in either case by a majority of the Disinterested Trustees.

The Advisory Agreement is terminable with respect to each Fund without penalty by the Board on 60 days' written notice when authorized either by vote of the Fund's outstanding voting interests or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.


4. ADVISORY  AGREEMENT APPROVAL

In approving the Advisory Agreement with respect to the Funds, the Board noted that the Trustees serve as trustees of Monarch Funds, the registrant for the Daily Assets Treasury Fund, Daily Assets Government Fund and Daily Assets Cash Fund (the "Predecessor Funds"). As trustees of that investment company, in November 2003, they approved an advisory agreement between the Adviser and the Predecessor Funds. The Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Funds and their respective shareholders to approve the Investment Advisory Agreement between the Trust and the Adviser (the "Initial Advisory Agreement"). The Board considered the nature and quality of services to be provided to the Fund. The Board also reviewed certain information regarding the Adviser's compliance with applicable rules and regulations over the past year. The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds, noting, among other things, that the advisory fees and total expense ratio for the Fund were below the median figures in the comparative data.

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The Board  considered  the  factors  listed  below,  and such other  factors and
information  it  deemed  relevant  prior  to  approving  and   recommending  the
continuation of the Advisory Agreement:

     (1) Information provided by the Adviser regarding the Adviser's executive officers;

     (2) A representation from the Adviser that the Fund's portfolio would be monitored weekly for compliance with the Fund's investment policies;

     (3) The fact that the Adviser's advisory fees received were lower than the advisory fees for its Lipper Inc. peer group, the Fund's performance was reasonably consistent with that of its Lipper Inc. peer group;

     (4) The Adviser's financial statements (a copy of which was provided to the Board) as well as information relating to the insurance maintained by the Adviser.



G.      DISTRIBUTOR

1.      SERVICES

The Distributor serves as the distributor (also known as principal underwriter) of each Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distributor is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The Distributor acts as the representative of the Trust in connection with the offering of a Fund's shares. The Distributor continually distributes shares of each Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as the Distributor's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.       FEES

The Distributor does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

3.       OTHER

The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by the Distributor on 60 days' written notice to the Trust.

Under the Distribution Agreement, the Distributor is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, the Distributor and certain related parties (such as the Distributor's officers and persons that control the Distributor) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify the Distributor for any such misstatements or omissions if they were made in reliance upon information provided in writing by the Distributor in connection with the preparation of the Registration Statement.

4.       DISTRIBUTION PLAN

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In accordance with Rule 12b-1 under the 1940 Act the Trust has adopted a distribution plan (the "Plan") for Investor Shares of each Fund. The Plan provides for the payment to the Distributor of a Rule 12b-1 fee at the annual rate of 0.25% of the average daily net assets of Investor Shares.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of Investor Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Disinterested Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that it will remain in effect with respect to a Fund for one year from the date of adoption and thereafter shall continue in effect provided they are approved at least annually by a majority vote of the shares of the Fund's Investor Shares or by the Board, including a majority of the Disinterested Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval (a majority vote of outstanding Investor Shares of the Fund) and that other material amendments of the Plan must be approved by the Disinterested Trustees. The Board may terminate the Plan at any time by a majority of the Disinterested Trustees, or by the shareholders of a Fund's Investor Shares.

Table 2 in Appendix B shows the dollar amount of fees payable, waived, and paid under the Plan with respect to each Fund for the past three fiscal years.

H.      OTHER SERVICE PROVIDERS

1.      ADMINISTRATOR

The Administrator is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee with respect to each class of each Fund at an annual rate of 0.11% of the average daily net assets of each Fund.

The agreement with the Administrator (the "Administration Agreement") must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by the Administrator with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, the Administrator is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Administrator and certain related parties (such as The Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees payable by each Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees paid by each Fund for the past three fiscal years.

2.      TRANSFER AGENT

The Transfer Agent serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, each Fund pays the Transfer Agent an annual fee of $12,000 plus $6,000 for each additional class. The Transfer Agent also receives a fee based on the average daily net assets of each class as follows: 0.05% for Universal Shares, 0.10% for Institutional Service Shares, and 0.20% for each of Institutional Shares and Investor Shares. Certain shareholder account fees are also charged.

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The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to a Fund on 60 days' written notice.

Under the Transfer Agency Agreement, the Transfer Agent is not liable for any act in the performance of its duties to a Fund, except for bad faith, willful misconduct, or gross negligence in the performance of its duties. The Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control the Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to the Transfer Agent's actions or omissions that are consistent with the Transfer Agent's contractual standard of care.

3.      SHAREHOLDER SERVICE AGREEMENT

The Trust has adopted a shareholder service agreement (the "Shareholder Service Agreement") with respect to Institutional Shares, Investor Shares, and
Institutional Service Shares of each Fund. Under the Shareholder Service Agreement, the Trust may pay the Administrator a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of each class. The
Administrator may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Institutional, Investor, and Institutional Service Shares.

The Shareholder Service Agreement shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Disinterested Trustees. Any material amendment to the Shareholder Service Agreement must be approved by a majority of the Disinterested Trustees. The agreement may be terminated without penalty at any time by a vote of a majority of the Disinterested Trustees or the Administrator.

The Administrator may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services;
(2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts;
(6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Funds with respect to assets invested in the Funds. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Funds.

Table 4 in Appendix C shows the dollar amount of fees payable by each class of each Fund to FAdS, the amount of the fees waived by the Administrator and the actual fees paid by each class for the past three fiscal years.

5.      FUND ACCOUNTANT

The Accountant serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). The Accountant provides fund accounting services to each Fund. These services include calculating the NAV of each Fund and preparing the Fund's financial statements and tax returns.

The Accountant receives a fee of $36,000 per year, per Fund, plus $12,000 for each additional class over one for each Fund. The Accountant also receives certain surcharges and out of pocket expenses.

The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by the Accountant with respect to a Fund on 60 days' written notice.

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Under the Fund Accounting Agreement, the Accountant is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Table 5 in Appendix B shows for the past three fiscal years the dollar amount payable by the Funds to the Accountant, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant for the past three fiscal years.

6.      CUSTODIAN

The Custodian, pursuant to an agreement with the Trust, safeguards and controls each Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Funds. Each Fund also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

Comerica Bank is the subcustodian of each Fund. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.

7.       LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

8.       INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, is the independent auditor of the Funds. The auditor audits the annual financial statements of each Fund. The auditor also reviews the tax returns and certain regulatory filings of each Fund.

PORTFOLIO TRANSACTIONS
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Purchases and sales of portfolio securities for each Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Funds will pay brokerage commissions, however, in the event a Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which a Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.


Allocations of transactions to dealers and the frequency of transactions are determined for each Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.


No Fund paid brokerage commissions during fiscal years ended August 31, 2002, 2003 and 2004.


A.      OTHER ACCOUNTS OF THE ADVISER

Investment decisions for a Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between

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such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for a Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.      SECURITIES OF REGULAR BROKER-DEALERS

Table 6 of Appendix B lists each Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired by the Fund during the most recent fiscal year as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.


C.      PORTFOLIO HOLDINGS

The portfolio holdings of each Fund are disclosed to the public 60 days after each fiscal quarter end through filings of SEC Form N-CSR or Form N-Q. A Fund may adopt a policy that prohibits disclosure of portfolio holdings until after quarterly filing dates or until after holdings have been made available through a shareholder mailing or posting to a Fund web site as of an earlier date.

The Administrator may report portfolio holdings on behalf of a Fund to survey companies or other parties as directed by an authorized officer of the Fund. Such reports are distributed no earlier than 60 days after a Fund's fiscal quarter end unless specific instructions to report on an earlier date are provided by an authorized officer of a Fund.

The Funds' Chief Compliance Officer oversees the disclosure of portfolio holdings and provides an annual report regarding this disclosure to the Board.


PURCHASE AND REDEMPTION INFORMATION
--------------------------------------------------------------------------------
A.      GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of the Transfer Agent.

The Funds accept orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). A Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Not all Funds or classes may be available for sale in the state in which you reside. Please check with your investment professional to determine a Funds' or class' availability.

B.      ADDITIONAL PURCHASE INFORMATION

The Distributor sells shares of each Fund on a continuous basis.

Each Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but each Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, a Fund may accept portfolio securities that meet the investment objective and policies of a Fund as payment for Fund shares. A Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

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C.      IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

Each Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at (800) 754-8757 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 ($3,500 if you are age 50 or older) annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $8,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $200,000.

This information on IRAs is based on regulations in effect as of January 1, 2003 and summarizes only some of the important federal tax considerations affecting IRA contributions. Consult your tax advisors about your specific tax situation.

D.      UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E.      PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to a Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in a Fund directly. When you purchase a Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of a Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

F.      LOST ACCOUNTS

The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

G.      ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to a Fund's shares as provided in the Prospectus or herein.

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Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

H.      SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

I.      REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of a Fund or if the amount to be redeemed is large enough to affect a Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

J.      DISTRIBUTIONS

Distributions of net investment income will be reinvested at a Fund's NAV as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of a Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, a Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

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TAXATION
--------------------------------------------------------------------------------

The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting each Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

The tax year-end of each Fund is August 31 (the same as the Funds' fiscal year end).

A.      QUALIFICATION   AS   A   REGULATED   INVESTMENT COMPANY

Each Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

1.       MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its net investment taxable income (that is, taxable interest, short-term capital gain and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.      FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.      FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by a Fund will not qualify for the dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

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All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.      FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

Each Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.      BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to a Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

E.      FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from a Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from a Fund is not effectively connected with your U.S. trade or business, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 28% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from a Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.

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F.      STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in a Fund.

OTHER MATTERS
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A.      THE TRUST AND ITS SHAREHOLDERS

1.      GENERAL INFORMATION


Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc. In December 2004, the Trust acquired the assets and liabilities of Monarch Funds, a business trust organized under the laws of the Commonwealth of Massachusetts on February 7, 2003 and registered as an open-end, management investment company under the 1940 Act.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Adams Harkness Small Cap Growth Fund             DF Dent Premier Growth Fund
Austin Global Equity Fund                        Fountainhead Special Value Fund
Brown Advisory Growth Equity Fund                Investors Bond Fund
Brown Advisory Intermediate Bond Fund(1)         Mastrapasqua Growth Value Fund
Brown Advisory International Fund                Payson Total Return Fund
Brown Advisory Maryland Bond Fund                Payson Value Fund
Brown Advisory Real Estate Fund                  Polaris Global Value Fund
Brown Advisory Small-Cap Growth Fund(1)          Shaker Fund(2)
Brown Advisory Small-Cap Value Fund              TaxSaver Bond Fund
Brown Advisory Value Equity Fund                 Winslow Green Growth Fund


(1) The Trust offers shares of beneficial interest in Institutional and A classes of this series.
(2) The Trust offers shares of beneficial interest in Intermediary, A, B and C share classes of this series

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.


2.      SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of each Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.
Massachusetts law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a

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meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.

3.      CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.



B.      FUND OWNERSHIP

As of December 31, 2004, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of a Fund or class. These shareholders and any shareholder known by a Fund to own beneficially 5% or more of a Fund or class are listed in Table 7 in Appendix C.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 31, 2004, the following persons beneficially or of record owned 25% or more of the shares of a Fund and may be deemed to control the Fund. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

------------------------------------- ------------------------------------- -------------------- -------------- ----------------
   CONTROLLING PERSON
       INFORMATION                               NAME AND ADDRESS                  SHARES          % OF CLASS       % OF FUND
=====================================

MONARCH DAILY ASSETS TREASURY FUND


MONARCH DAILY ASSETS GOVERNMENT FUND



C.      LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


D.      PROXY VOTING PROCEDURES

Copies of the Trust's and  Adviser's  proxy  voting  procedures  are included in
Appendix D. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 will be available (1) without charge, upon request, by contacting the Transfer Agent at
(866)   233-3368   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
HTTP://WWW.SEC.GOV.

E.      REGISTRATION STATEMENT

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This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

F.      FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended August 31, 2004, which are included in the Funds' annual report to Shareholders, are incorporated herein by reference. These financial statements include only the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes, independent auditors' reports and other items required by Regulation S-X.

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APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA         An obligation  rated AAA has the highest rating assigned by S&P. The
            obligor's   capacity  to  meet  its  financial   commitment  on  the
            obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r'  symbol is  attached  to the  ratings  of  instruments  with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA
            Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
            Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o Leading market positions in well-established industries. o High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o    Broad  margins  in  earnings  coverage  of  fixed  financial
                    charges   and   high    internal    cash    generation.
               o    Well-established  access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME       Issuers  rated Not Prime do not fall  within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

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APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The fees payable by the Funds under the Investment Advisory Agreement for the period June 9, 2003 to August 31, 2004 were:

                                            DAILY ASSETS          DAILY ASSETS GOVERNMENT FUND         DAILY ASSETS
PERIOD ENDED AUGUST 31,                     TREASURY FUND                                                CASH FUND
    2004
    2003                                        23,356                        48,805                       48,075

The fees payable by the Portfolios under the Investment Advisory Agreement for the past three years were:

                                       TREASURY CASH PORTFOLIO     GOVERNMENT CASH PORTFOLIO               CASH
PERIOD ENDED AUGUST 31,                                                                                  PORTFOLIO
    2004
    2003 (9/1/2002 to 6/8/2003)                 40,096                        73,695                      221,143
    2002                                       129,768                       210,257                      494,099

TABLE 2 - DISTRIBUTION FEES

The fees payable by the Funds (including their predecessors) under the Distribution Plan for the past three years were:

INVESTOR SHARES

YEAR ENDED AUGUST 31,                        CONTRACTUAL FEE                FEE WAIVED                 FEE PAID
2004
   Daily Assets Treasury Fund
   Daily Assets Government Fund
   Daily Assets Cash Fund
2003
   Daily Assets Treasury Fund                         280,893              990                            279,903
   Daily Assets Government Fund                       146,103               -                             146,103
   Daily Assets Cash Fund                           1,120,169               -                           1,120,169
2002
   Daily Assets Treasury Fund                         453,590               -                             453,590
   Daily Assets Government Fund                       180,555               -                             180,555
   Daily Assets Cash Fund                           1,732,245               -                           1,732,245

For the fiscal year ended August 31, 2004, all of the fees paid under the Distribution Plan were made to financial institutions that make the Funds'
Investor Shares available for sale to their clients and for marketing of the Funds' Investor Shares.




                                      B-1

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TABLE 3 - ADMINISTRATION FEES

The fees payable by the Funds under the Administration Agreement for the past three years were:

PREFERRED SHARES

YEAR ENDED AUGUST 31,                         CONTRACTUAL FEE              FEE WAIVED                  FEE PAID
2004
    Daily Assets Treasury Fund                         -                       -                           -
    Daily Assets Government Fund                       -                       -                           -
    Daily Assets Cash Fund                             -                       -                           -
2003
    Daily Assets Treasury Fund                          -                       -                          -
    Daily Assets Government Fund                    61,889                     61,889                      -
    Daily Assets Cash Fund                           7,195                      7,195                      -
2002
   Daily Assets Treasury Fund                          -                       -                           -
   Daily Assets Government Fund                     15,745                     15,745                      -
  Daily Assets Cash Fund                            37,898                     37,898                      -

UNIVERSAL SHARES

YEAR ENDED AUGUST 31,                            CONTRACTUAL FEE            FEE WAIVED                 FEE PAID
2004
    Daily Assets Treasury Fund
    Daily Assets Government Fund
    Daily Assets Cash Fund
2003
   Daily Assets Treasury Fund                           34,569                34,569                            -
   Daily Assets Government Fund                         83,015                30,667                       52,348
   Daily Assets Cash Fund                               64,494                24,727                       39,767
2002
   Daily Assets Treasury Fund                               56                    56                            -
   Daily Assets Government Fund                         77,719                     -                       77,719
   Daily Assets Cash Fund                               25,540                     -                       25,540

INSTITUTIONAL SERVICE SHARES

YEAR ENDED AUGUST 31,                            CONTRACTUAL FEE            FEE WAIVED                 FEE PAID
2004
   Daily Assets Treasury Fund
   Daily Assets Government Fund
   Daily Assets Cash Fund
2003
   Daily Assets Treasury Fund                           23,480                                             23,480
                                                                             -
   Daily Assets Government Fund                         17,377                                             17,377
                                                                             -
   Daily Assets Cash Fund                                8,378                                              8,378
                                                                             -






                                      B-2

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INSTITUTIONAL SHARES

YEAR ENDED AUGUST 31,                            CONTRACTUAL FEE           FEE WAIVED                  FEE PAID
2004
    Daily Assets Treasury Fund
    Daily Assets Government Fund
    Daily Assets Cash Fund
2003
   Daily Assets Treasury Fund                                -                                                  -
                                                                                  -
   Daily Assets Government Fund                         67,234                    -                        67,234
  Daily Assets Cash Fund                               129,713                    -                       129,713
2002
   Daily Assets Treasury Fund                           21,691                    -                        21,691
   Daily Assets Government Fund                        136,034                    -                       136,034
  Daily Assets Cash Fund                               284,274                    -                       284,274

INVESTOR SHARES

YEAR ENDED AUGUST 31,                            CONTRACTUAL FEE           FEE WAIVED                  FEE PAID
2004
    Daily Assets Treasury Fund
    Daily Assets Government Fund
    Daily Assets Cash Fund
2003
   Daily Assets Treasury Fund                           79,748                    -                        79,748
   Daily Assets Government Fund                         41,944                    -                        41,944
  Daily Assets Cash Fund                               308,532                    -                       308,532
2002
   Daily Assets Treasury Fund                           97,467                    -                        97,467
   Daily Assets Government Fund                         39,287                    -                        39,287
  Daily Assets Cash Fund                               372,094                    -                       372,094

The fees payable by the Portfolios under an agreement between Core Trust and the Administrator for the past three years were:

YEAR ENDED AUGUST 31,                            CONTRACTUAL FEE            FEE WAIVED                   FEE PAID
2004
    Treasury Cash Portfolio
    Government Cash Portfolio
    Cash Portfolio
2003 (9/1/2002 TO 6/8/2003)
   Treasury Cash Portfolio                            56,022                                                56,022
                                                                              -
   Government Cash Portfolio                         103,596                  -                            103,596
   Cash Portfolio                                    311,499                  -                            311,499
2002
   Treasury Cash Portfolio                           192,903                  -                            192,903
   Government Cash Portfolio                         313,334                  -                            313,334
   Cash Portfolio                                    733,971                  -                            733,971


                                      B-3

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TABLE 4 - SHAREHOLDER SERVICE FEES

The fees payable by the Funds under the Shareholder Services Agreement for the past three years were:

INSTITUTIONAL SERVICE SHARES

YEAR ENDED AUGUST 31,                             CONTRACTUAL FEE           FEE WAIVED                 FEE PAID
2004
   Daily Assets Treasury Fund
   Daily Assets Government Fund
   Daily Assets Cash Fund
2003
   Daily Assets Treasury Fund                            63,741            63,741                                -
   Daily Assets Government Fund                          31,595            20,908                           10,687
   Daily Assets Cash Fund                                15,232             9,590                            5,642

INSTITUTIONAL SHARES

YEAR ENDED AUGUST 31,                             CONTRACTUAL FEE           FEE WAIVED                 FEE PAID
2004
  Daily Assets Treasury Fund
  Daily Assets Government Fund
  Daily Assets Cash Fund
2003
  Daily Assets Treasury Fund                                 -                                                  -
                                                                                -
  Daily Assets Government Fund                         190,158            54,396                          135,762
  Daily Assets Cash Fund                               394,415            73,722                          320,693
2002
  Daily Assets Treasury Fund                            82,485            69,505                           12,980
  Daily Assets Government Fund                         525,766            50,513                          475,253
  Daily Assets Cash Fund                             1,073,516            51,885                        1,021,631

INVESTOR SHARES

YEAR ENDED AUGUST 31,                              CONTRACTUAL FEE           FEE WAIVED                 FEE PAID
2004
  Daily Assets Treasury Fund
  Daily Assets Government Fund
  Daily Assets Cash Fund
2003
  Daily Assets Treasury Fund                           224,717             70,252                          154,465
  Daily Assets Government Fund                         116,884              29,317                          87,567
  Daily Assets Cash Fund                               896,145              79,409                         816,736
2002
  Daily Assets Treasury Fund                           362,872              36,326                         326,546
  Daily Assets Government Fund                         144,444               5,347                         139,097
  Daily Assets Cash Fund                             1,385,796                   -                       1,385,796


                                      B-4

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TABLE 5 - FUND ACCOUNTING FEES

The fees payable by the Funds under the Accounting Agreement for the past three years were:

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE               FEE WAIVED                     FEE PAID
2004
    Daily Assets Treasury Fund                         -                         -                                 -
    Daily Assets Government Fund                       -                         -                                 -
    Daily Assets Cash Fund                             -                         -                                 -
2003
    Daily Assets Treasury Fund                    21,778                             -                        21,778
    Daily Assets Government Fund                  28,241                         -                            28,241
    Daily Assets Cash Fund                        26,174                         -                            26,174
2002
    Daily Assets Treasury Fund                     3,000                         -                             3,000
    Daily Assets Government Fund                   3,000                         -                             3,000
    Daily Assets Cash Fund                         3,000                         -                             3,000

The fees payable by the Portfolios under an agreement between the Core Trust and the Accountant for the past three years were:

YEAR ENDED AUGUST 31,                          CONTRACTUAL FEE               FEE WAIVED                     FEE PAID
2004
    Treasury Cash Portfolio
    Government Cash Portfolio
    Cash Portfolio
2003 (9/1/2002 TO 6/8/2003)
    Treasury Cash Portfolio                       24,498                                -                     24,498
    Government Cash Portfolio                     32,739                         -                            32,739
    Cash Portfolio                                41,415                         -                            41,415
2002
    Treasury Cash Portfolio                       57,500                         -                            57,500
    Government Cash Portfolio                     57,500                         -                            57,500
    Cash Portfolio                                57,500                         -                            57,500

TABLE 6 - SECURITIES OF REGULAR BROKER-DEALERS

The regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired during the fiscal year ended August 31, 2004 and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year ended were as follows:

DAILY ASSETS TREASURY FUND                                 VALUE (000'S OMITTED)



DAILY ASSETS GOVERNMENT FUND                               VALUE (000'S OMITTED)



DAILY ASSETS CASH FUND                                     VALUE (000'S OMITTED)

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TABLE 7 - 5% SHAREHOLDERS

As of December 31, 2004, the shareholders listed below owned of record 5% or more of the outstanding shares of each Class of Shares of the Funds.

          5% SHAREHOLDERS                       NAME AND ADDRESS                  SHARES          % OF CLASS       % OF FUND
DAILY ASSETS TREASURY FUND
Universal Shares
------------------------------------- ------------------------------------- -------------------- -------------- ----------------
Institutional Service Shares
Investor Shares





                                      B-6

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DAILY ASSETS CASH FUND
Prefered Shares
Universal Shares
Institutional Service Shares
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Institutional Shares
Investor Shares
DAILY ASSETS GOVERNMENT FUND
Preferred Shares
Universal Shares
Institutional Shares
Institutional Service Shares
Investor Shares




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APPENDIX C - PROXY VOTING PROCEDURES


                                   FORUM FUNDS
                         POLICIES FOR SHAREHOLDER VOTING


                                  JULY 31, 2003

         SECTION 1.  PURPOSE

         These Policies describe the policies for each series (each a "Fund") of Monarch Funds (the "Trust") in respect to voting as a shareholder of the issuers whose securities are held by the Fund. The Trust has delegated to the investment advisers (each an "Adviser") of the Funds the obligation to exercise the Funds' right to vote as a shareholder. The Board of Trustees of the Trust (the "Board") expects that an Adviser will exercise its voting responsibilities as a fiduciary, with the goal of maximizing the value of the respective Fund and its shareholders.

         SECTION 2.  RESPONSIBILITIES

         (a) ADVISER. Pursuant to the investment advisory agreement between the Trust and the Adviser, the Trust has delegated the authority to vote as a shareholder to each Adviser. These Policies are to be implemented by an Adviser with respect to the Funds to which it provides advisory services. To the extent that these Policies do not cover potential issues related to shareholder voting, the Adviser shall promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that they should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to the Adviser's chosen agent to vote proxies with respect to which the Adviser has discretion (a "Proxy Voting Service").

         (b) PROXY MANAGER. The Trust shall appoint an officer of the Trust as proxy manager (the "Proxy Manager"). The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares. These Policies are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (a) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE.  If
(i) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (ii) the Board has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (iii) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Statement of Additional Information ("Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

         In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections 4(b) and (c).

         (b) ROUTINE MATTERS. As the quality and depth of management is a factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. However, the position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

         (i) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

         (ii) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

         (iii) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

         (c) NON-ROUTINE MATTERS.

         (i) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

         (ii) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

         (iii) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

         (iv) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

         (v) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

         (d) CONFLICTS OF INTEREST. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity. Each Adviser is responsible for maintaining procedures to identify conflicts of interest.

         The Adviser should vote proxies relating to such issuers in accordance with the following procedures:

         (i) ROUTINE MATTERS CONSISTENT WITH POLICIES. The Adviser may vote proxies for routine matters as required by these Policies or as required by the Adviser Guidelines (if any).

         (ii) IMMATERIAL CONFLICTS. The Adviser may vote proxies for non-routine matters consistent with these Policies or any Adviser Guidelines if the Adviser determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

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         (iii) MATERIAL CONFLICTS AND NON-ROUTINE MATTERS. If the Adviser believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by these Policies or the Adviser Guidelines (if any), then

         (x) If the Adviser uses a Proxy Voting Service, the proxy may be voted consistent with the recommendations of the Proxy Voting Service PROVIDED that the Adviser believes that such a vote is consistent with the best interests of the Fund's shareholders.

         (y) If the Adviser does not use a Proxy Voting Service, then the Adviser shall contact the Proxy Manager for review and determination. In the event that the Proxy Manager determines that he/she has a conflict of interest, the Proxy Manager shall submit the matter for determination to a member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Proxy Manager or the Board member will consider the best interests of Fund shareholders and may consider the recommendations of independent third parties that evaluate proxy proposals.

         (e) ABSTENTION. The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

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                         FORUM INVESTMENT ADVISORS, LLC
                      PROXY VOTING PROCEDURES AND POLICIES

                               AS OF JULY 30, 2003

I.       GENERAL STATEMENT

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Forum Investment Advisors, LLC (the "Adviser") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

         With respect to its registered investment company clients (the "Trusts"), the Adviser has proxy voting responsibility and has implemented these policies and procedures. The Trusts look to the Adviser to be responsive to matters relating to corporate governance. The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of the Trusts' investments. The Adviser's portfolio managers routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

II.      RESPONSIBILITIES

         The Adviser shall:

         A.       vote proxies as described in Section III below.

         B. periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of all clients, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         C. be responsible for coordinating the delivery of proxies by the custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.


III.     POLICIES AND PROCEDURES FOR VOTING PROXIES

         The Adviser has adopted the Trusts' proxy voting policies, which are attached hereto. To the extent that a Trust's policies do not cover potential voting issues with respect to proxies received by a Trust, the Trust has delegated to the Adviser the authority to act on its behalf to promote the Trust's investment objectives, subject to the provisions of a Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.


IV.      RECORDKEEPING AND ASSOCIATED PROCEDURES

         A. All proxies received by the Adviser will be sent to the Portfolio Managers. The Portfolio Managers, or their staff, will:

                  1. Ensure that proxies are logged in, timely reviewed, voted and submitted;

                  2. Determine which accounts managed by the Adviser hold the security to which the proxy relates and reconcile proxies received with the stock held on the record date;

                  3. Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;

                  4. Ensure that the proxy is actually voted;

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                  5. Develop a system to trace missing proxies expeditiously;

                  6. Monitor performance of the custodian to ensure timely receipt of proxies by identified staff;

                  7. Maintain the appropriate records as described below; and

                  8. Identify ROUTINE ITEMS, NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS on the proxy and determine whether a specific policy of the Trust applies to the NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS.

                  The Adviser staff responsible for proxy voting shall be educated and trained as to these procedures. Each person involved in the voting of proxies shall have a copy of the policy and complete the acknowledgement attached as Exhibit A.

V.       DISCLOSURE

         A. The Adviser will disclose in its Form ADV Part II that its investment company clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Compliance Officer will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

VI.      RECORDKEEPING

         The Portfolio Managers or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

        C.  A record of each vote that the Adviser casts.

        D. A copy of any document the Adviser created that was material to making a decison how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

        E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

                                             STATEMENT OF ADDITIONAL INFORMATION


                                             January --, 2005












FUND INFORMATION:


Monarch Funds                                    MONARCH DAILY ASSETS CASH FUND

Two Portland Square
Portland, ME 04101
(800) 754-8757


ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Henderson Global Funds
P.O. Box 8391
Boston, MA  02266-8391
(866) 343-6337




This Statement of Additional Information or "SAI" supplements the Prospectus dated December 31, 2004, as amended September 30, 2004 offering Investor Shares, B Shares and C Shares. This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Henderson Global Funds at the address or telephone number listed above.

Certain information for the Fund included in the Prospectus and the Annual and Semi-Annual Reports to shareholders, is incorporated into this SAI by reference. Copies of the Annual and Semi-Annual Reports may be obtained, without charge, by contacting Henderson Global Funds at the address or telephone number listed above.

TABLE OF CONTENTS

GLOSSARY                                                                       1

INVESTMENT POLICIES AND RISKS                                                  2

INVESTMENT LIMITATIONS                                                         5

MANAGEMENT                                                                     7

PORTFOLIO TRANSACTIONS                                                        14

PURCHASE AND REDEMPTION INFORMATION                                           14

TAXATION                                                                      17

OTHER MATTERS                                                                 19

APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1

APPENDIX B - MISCELLANEOUS TABLES                                            B-1

 APPENDIX C  - PROXY VOTING PROCEDURES                                       C-1

1

GLOSSARY


As used in the SAI, the following terms have the meanings listed.

TERM                          DEFINITION

Accountant               Citigroup Global Transaction Services.

Administrator            Citigroup Global Transaction Services.

Adviser                  Forum Investment Advisors, LLC.

Board                    The Board of Trustees of the Trust.

Citigroup                Citigroup Global Transaction Services.

Class Each separate class of shares of beneficial interest in the Fund.

Code                     The Internal Revenue Code of 1986, as amended.

Custodian                Forum Trust, LLC.

Distributor              Forum Fund Services, LLC.

Fund                     Daily Assets Cash Fund.

Fitch                    Fitch Ratings.

Government Securities    Securities issued or guaranteed by the U.S. Government,
                         its agencies or instrumentalities.

Independent              Trustee A Trustee that is not an interested person
                         of the Trust as that term is  defined  in  Section
                         2(a)(19) of the 1940 Act.

IRS                      Internal Revenue Service.

Moody's                  Moody's Investors Service.

NAV                      Net asset value per share.

NRSRO A nationally recognized statistical rating organization.

NYSE                     New York Stock Exchange.

SAI                      Statement of Additional Information.

SEC                      The U.S. Securities and Exchange Commission.

S&P                      Standard & Poor's Corporation, a division of the McGraw
                         Hill Companies.

Transfer Agent           Citigroup Global Transaction Services.

Treasury Securities      Securities issued or guaranteed by the U.S. Treasury.

Trust                    Monarch Funds.

1933 Act                 The Securities Act of 1933, as amended.

1940 Act                 The Investment Company Act of 1940, as amended.

INVESTMENT POLICIES AND RISKS
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The following discussion supplements the disclosure in the Prospectuses about the Fund's investment techniques, strategies and risks.

A.      SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, the Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments, to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has established procedures to ensure that portfolio securities comply with regulatory quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of NAV as a result of fluctuating interest rates, based on available market rates, from a Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a NAV as determined by using available market quotations.

B.      FIXED INCOME SECURITIES

1.      GENERAL

VARIABLE AND FLOATING RATE SECURITIES The Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that a Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

The Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7, a Fund may only purchase securities with maturities of greater than 397 days that have demand features that meet certain requirements or that are certain long-term Government Securities.

The Fund may purchase variable and floating rate corporate master notes. Master notes with variable or floating interest rates are unsecured obligations that are redeemable upon notice. If you invest in master notes, you may invest fluctuating amounts in these instruments at varying rates of interest under a direct arrangement with the issuer. These obligations include master demand notes. The issuer of these obligations often has the right, after a given period, to prepay its outstanding principal obligations upon a specified number of days' notice. These obligations generally are not traded and there is generally no established secondary market for these obligations. To the extent a demand note does not have a seven-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

ASSET-BACKED SECURITIES The Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, a Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. The Fund may not purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS The Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

2.      RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by the Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK The Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, the Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions.

In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and a Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and a Fund's yield. To the extent that a Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.      REPURCHASE AGREEMENTS

1.      GENERAL

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which a Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow a Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.      RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, a Fund may have difficulties in exercising its rights to the underlying securities. A Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by a Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow a Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. A Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.      BORROWING

1.      GENERAL

The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if a Fund's borrowing exceeds 5% or more of its total assets.

2.      RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if a Fund maintains a segregated account.

E.      WHEN-ISSUED SECURITIES

1.      GENERAL

The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.       RISKS

At the time a Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables a Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by a Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

F.      ILLIQUID SECURITIES

1.      GENERAL

The Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market.
Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.      RISKS

Limitations on resale may have an adverse effect on the marketability of a security and a Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. A Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.      DETERMINATION OF LIQUIDITY

The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

4.      CORE AND GATEWAY (R) STRUCTURE

A Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of a Fund is fundamental. The Fund has also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund, as applicable.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of a Fund may be changed by the Board without shareholder approval. A nonfundamental policy of a Fund may be changed by the Board without interestholder approval. In the event that a Fund changes a policy to invest 80% of net assets (including borrowings) in certain types of securities, the Fund will notify shareholders at least 60 days before such change becomes effective.

For purposes of all investment policies of a Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of a Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.      FUNDAMENTAL LIMITATIONS

The Fund may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

B.      NONFUNDAMENTAL LIMITATIONS

The Fund may not:

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

MANAGEMENT
--------------------------------------------------------------------------------

A.       TRUSTEES AND OFFICERS OF THE TRUST

The Board is responsible for managing the Trust's business affairs and exercising all the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Funds. The fund complex includes the Trust and three other investment companies (collectively, the "fund complex"), which hold themselves out to investors as related companies for purposes of investment and investor services. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, ME 04101, unless otherwise indicated.

----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                                                                             IN FUND
                               POSITION      LENGTH          PRINCIPAL OCCUPATION(S)         COMPLEX              OTHER
           NAME,               WITH THE     OF TIME                  DURING                  OVERSEEN          TRUSTEESHIPS
      AGE AND ADDRESS            TRUST      SERVED                 PAST 5 YEARS             BY TRUSTEE       HELD BY TRUSTEES
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
INTERESTED TRUSTEE
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
John Y. Keffer(1)              Trustee      1989-        President, Citigroup, Fund             24                 None
Born:  July 15, 1942                        Present      Services (a fund services
                                                         company)   since   2003;
                                                         President  and  owner of
                                                         Forum Fund Services, LLC
                                                         (Trust's   distributor);
                                                         President,         Forum
                                                         Financial   Group,   LLC
                                                         ("Forum")     (a    fund
                                                         services         company
                                                         acquired by Citigroup in
                                                         2003) 1989-2003. Trustee
                                                         of one other  investment
                                                         company  within the fund
                                                         complex.

----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
INDEPENDENT TRUSTEES
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
Costas Azariadis              Trustee      1989-        Professor of Economics,                 24                None
Born:  February 15, 1943                   Present      University of California-Los
                                                        Angeles         Visiting
                                                        Professor of  Economics,
                                                        Athens   University   of
                                                        Economics  and  Business
                                                        1998 - 1999.  Trustee of
                                                        one   other   investment
                                                        company  within the fund
                                                        complex.

----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
James C. Cheng                Trustee      1989-        President, Technology                   24                None
Born:  July 26, 1942                       Present      Marketing Associates
                                                        (marketing  company  for
                                                        small and  medium  sized
                                                        businesses     in    New
                                                        England)  Trustee of one
                                                        other investment company
                                                        within the fund complex.

----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------




                                       7



----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN
                                                                                          FUND COMPLEX
                               POSITION     LENGTH OF   PRINCIPAL OCCUPATION(S) DURING    OVERSEEN BY
           NAME,               WITH THE    TIME SERVED           PAST 5 YEARS               TRUSTEE       OTHER TRUSTEESHIPS
      AGE AND ADDRESS            TRUST                                                                     HELD BY TRUSTEES
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
J. Michael Parish             Chairman,    1989-        Retired; Partner, Wolfe,                 24              None
Born:  November 9, 1943       Trustee      Present      Block, Schorr and Solis-Cohen
                                           (Chairman    2004)  LLP  (law   firm)
                                           since        2002  -  2003;  Partner,
                                           2004)        Thelen Reid & Priest LLP
                                                        (law  firm) 1995 - 2002.
                                                        Trustee   of  one  other
                                                        investment       company
                                                        within the fund complex.

----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
          OFFICERS
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
David I. Goldstein            President     2003-       Director, Citigroup since         N/A             N/A
Born: August 3, 1961                        Present     2003; Director of Business &
                                                        Product Development, Forum
                                                        1999-2003.
                                                        President/Assistant Secretary
                                                        of one other investment
                                                        company within the fund
                                                        complex.

----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
Beth P. Hanson                Vice          2003-       Relationship Manager;                    N/A             N/A
Born:  July 15, 1966          President/    Present     Citigroup since 2003;
                              Assistant                 Relationship Manager, Forum
                              Secretary                 1999-2003.  Vice
                                                        President/Assistant Secretary
                                                        of one other investment
                                                        company within the fund
                                                        complex.  Secretary of one
                                                        other investment company
                                                        within the fund complex.
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
Stacey E. Hong                Treasurer    2002-        Director, Fund Accounting,                N/A             N/A
Born:  May 10, 1966                        Present      Citigroup since 2003; Director
                                                        Forum         Accounting
                                                        Services,    LLC   (fund
                                                        accountant  acquired  by
                                                        Citigroup    in    2003)
                                                        1999-2003.  Treasurer of
                                                        two   other   investment
                                                        companies   within   the
                                                        fund complex.
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------
David M. Whitaker             Secretary    2004-        Counsel, Citigroup since 2004;            N/A             N/A
Born:  September 6, 1971                   Present      Assistant Counsel, PFPC (a
                                                        fund            services
                                                        company)(1999   -  2004)
                                                        Secretary  of one  other
                                                        investment       company
                                                        within the fund complex.

----------------------------- ------------ ------------ -------------------------------- --------------- ----------------------

(1) John Y. Keffer indirectly controls the Adviser.



B.      TRUSTEE   OWNERSHIP  IN  FAMILY  OF  INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- ---------------------------------------------
                                                                                 AGGREGATE DOLLAR RANGE OF OWNERSHIP AS OF
                                                                                    DECEMBER 31, 2003 IN ALL REGISTERED
                                      DOLLAR RANGE OF BENEFICIAL OWNERSHIP IN   INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
              TRUSTEES                   THE TRUST AS OF DECEMBER 31, 2003             FAMILY OF INVESTMENT COMPANIES
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
INTERESTED TRUSTEES
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
John Y. Keffer                                          None                                   $10,001-50,000
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
INDEPENDENT TRUSTEES
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
Costas Azariadis                                        None                                        None
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
James C. Cheng                                          None                                        None
------------------------------------- ----------------------------------------- ---------------------------------------------
------------------------------------- ----------------------------------------- ---------------------------------------------
J. Michael Parish                                       None                                    Over $100,000
------------------------------------- ----------------------------------------- ---------------------------------------------


C.      OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2003, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D.      INFORMATION CONCERNING BOARD COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended August 31, 2004, the Audit Committee met 2 times.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees.. The Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders. During the fiscal year ended August 31, 2004, the Nominating Committee did not meet.

QUALIFIED LEGAL COMPLIANCE COMMITTEE. The Qualified Legal Compliance Committee (the "QLCC'), which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable Federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended August 31, 2004 the QLCC did not meet.

VALUATION COMMITTEE The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer and Parish, the senior officers of the Trust, and a senior representative of the investment adviser to the Trust series requiring fair valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining net asset value per share of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal year ended August 31, 2004, the Valuation Committee did not meet.


E.      COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee is paid an annual retainer fee of $9,000 for services to the Trust ($10,500 for the independent Chairman). In addition, each Trustee will be paid a fee of $1,200 for each regular Board meeting attended ($1,587.50 for the independent Chairman) and $750 for each special Board meeting attended (whether the special Board meetings are attended in person or by electronic communication). Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth estimated fees to be paid to each Trustee by the Trust and the Fund Complex for the fiscal year ending August 31, 2004.

---------------------- ----------------------- -------------------------- -------------------------- --------------------------
                                                                                                      TOTAL COMPENSATION FROM
                         COMPENSATION FROM                                                            TRUST AND FUND COMPLEX
      TRUSTEES                 FUNDS                   BENEFITS                  RETIREMENT
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
John Y. Keffer                             $0                         $0                         $0                         $0
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
Costas Azariadis                      $10,200                         $0                         $0                    $10,200
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
James C. Cheng                        $10,200                         $0                         $0                    $10,200
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
---------------------- ----------------------- -------------------------- -------------------------- --------------------------
J. Michael Parish                     $10,200                         $0                         $0                    $10,200
---------------------- ----------------------- -------------------------- -------------------------- --------------------------



F.      INVESTMENT ADVISER

1.      SERVICES

The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the "Advisory Agreement"). Under it's the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing a Fund's investments and effecting portfolio transactions for the Fund. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of the Fund since its inception. Mr. Fischer has over 30 years of experience in the money market industry.

2.      FEES

Table 1 in Appendix B shows for the past three fiscal years the dollar amount payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by the Fund.

3.      OTHER

The Adviser is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of a Fund, and in either case by a majority of the Independent Trustees.

The Advisory Agreement is terminable with respect to the Fund without penalty by the Board on 60 days' written notice when authorized either by vote of the Fund's outstanding voting interests or by a majority vote of the Board, or by the Adviser on 90 days' written notice to the Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

4.      ADVISORY AGREEMENT APPROVAL

In approving the Advisory Agreement with respect to the Fund, the Board noted that the Trustees serve as trustees of Monarch Funds, the registrant for the Daily Assets Cash Fund (the "Predecessor Fund"). As trustees of that investment company, in November 2003, they approved an advisory agreement between the Adviser and the Predecessor Fund. The Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Fund and its shareholders to continue the Investment Advisory Agreement between the Trust and the Adviser (the "Initial Advisory Agreement") for an additional twelve months. The Board considered the nature and quality of services to be provided to the Fund. The Board also reviewed certain information regarding the Adviser's compliance with applicable rules and regulations over the past year. The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds, noting, among other things, that the advisory fees and total expense ratio for the Fund were below the median figures in the comparative data.

The Board  considered  the  factors  listed  below,  and such other  factors and
information  it  deemed  relevant  prior  to  approving  and   recommending  the
continuation of the Advisory Agreement:


     (1) The fact that the Adviser is the investment adviser to three other Trust series;

     (2) Information provided by the Adviser regarding the Adviser's executive officers;

     (3) A representation from the Adviser that the Fund's portfolio would be monitored weekly for compliance with the Fund's investment policies;

     (4) The fact that the Adviser's advisory fees received were lower than the advisory fees for its Lipper Inc. peer group, the Fund's performance was reasonably consistent with that of its Lipper Inc. peer group;

     (5) The Adviser's financial statements (a copy of which was provided to the Board) as well as information relating to the insurance maintained by the Adviser.

G.       DISTRIBUTOR

1.      SERVICES

The Distributor serves as the distributor (also known as principal underwriter) of the Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distributor is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc. The Distributor is controlled by Forum Trust, LLC, the Fund's custodian, which is controlled by John Y. Keffer.

The Distributor acts as the representative of the Trust in connection with the offering of a Fund's shares. The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as the Distributor's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.      FEES

The Distributor does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

3.      OTHER

The Distribution Agreement with respect to a Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Independent Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to a Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by the Distributor on 60 days' written notice to the Trust.

Under the Distribution Agreement, the Distributor is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, the Distributor and certain related parties (such as the Distributor's officers and persons that control the Distributor) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify the Distributor for any such misstatements or omissions if they were made in reliance upon information provided in writing by the Distributor in connection with the preparation of the Registration Statement.

4.      DISTRIBUTION PLAN

In accordance with Rule 12b-1 under the 1940 Act the Trust has adopted a distribution plan (the "Plan") for Investor Shares, B and C Shares of the Fund. The Plan provides for the payment to the Distributor of a Rule 12b-1 fee at the annual rate of 0.25% of the average daily net assets of Investor Shares and 0.75% of the average daily net assets of B Shares and C Shares.

The Plan provides that the Distributor may incur expenses for activities including, but not limited to: (1) expenses of sales employees or agents of the distributor, including salary, commissions, travel and related expense for services in connection with the distribution of shares; (2) payments to broker-dealers and financial institutions for services in connection with the distribution of shares, including fees calculated with reference to the average daily net asset value of shares held by shareholders who have a brokerage or other service relationship with the broker-dealer or institution receiving such fees; (3) costs of printing prospectuses and other materials to be given or sent to prospective investors; and (4) the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor or others in connection with the offering of Investor Shares for sale to the public.

The Plan provides that all written agreements relating to the Plan must be approved by the Board, including a majority of the Independent Trustees. In addition, the Plan requires the Trust and the Distributor to prepare and submit to the Board, at least quarterly, and the Board to review written reports setting forth all amounts expended under the Plan and identifying the activities for which those expenditures were made.

The Plan provides that it will remain in effect with respect to the Fund for one year from the date of adoption and thereafter shall continue in effect provided they are approved at least annually by a majority vote of the shares of the affected class or by the Board, including a majority of the Independent Trustees. The Plan further provides that it may not be amended to materially increase the costs which the Trust bears for distribution pursuant to the Plan without shareholder approval (a majority vote of outstanding shares of the affected class) and that other material amendments of the Plan must be approved by the Independent Trustees. The Board may terminate the Plan at any time by a majority of the Independent Trustees, or by the shareholders of the Fund's Investor Shares.

Table 2 in Appendix B shows the dollar amount of fees payable, waived, and paid under the Plan with respect to the Fund for the past three fiscal years.

H.      OTHER SERVICE PROVIDERS

1.      ADMINISTRATOR

As administrator, pursuant to an administration agreement with the Trust (the "Administration Agreement"), the Administrator is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

For its services, the Administrator receives a fee with respect to each class of the Fund at an annual rate of 0.11% of the average daily net assets of the Fund, plus an additional $25,000 for each of B Shares and C Shares.

The Administration Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees. The Administration Agreement is terminable without penalty by the Trust or by the Administrator with respect to a Fund on 60 days' written notice.

Under the Administration Agreement, the Administrator is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Administrator and certain related parties (such as The Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 3 in Appendix B shows the dollar amount of the fees payable by the Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees paid by the Fund for the past three fiscal years.

2.      TRANSFER AGENT

The Transfer Agent serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agent maintains an account for each shareholder of record of a Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, ME 04101 and is registered as a transfer agent with the SEC.

For its services, the Fund pays the Transfer Agent an annual fee of $12,000 for Investor Shares and 15,000 for each of B and C Shares. The Transfer Agent also receives a fee of 0.20% of the average daily net assets of the Fund.

The Transfer Agent is authorized to subcontract any or all of its functions to one or more qualified sub-transfer agents or processing agents, which may be its affiliates, who agree to comply with the terms of the Transfer Agency Agreement. The Transfer Agent may pay those agents for their services, but no such payment will increase the Transfer Agent's compensation from the Trust.

The Transfer Agent or any sub-transfer agent or processing agent may also act and receive compensation as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of a Fund with respect to assets invested in that Fund. The Transfer Agent or any sub-transfer agent or other processing agent may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust or from the

Transfer Agent with respect to assets of those customers or clients invested in the Portfolio. The Transfer Agent or sub-transfer agents or processing agents retained by the Transfer Agent may offer and redeem Fund shares.

3.      SHAREHOLDER SERVICE AGREEMENT

The Trust has adopted a shareholder service agreement (the "Shareholder Service Agreement") with respect to Institutional Shares, Investor Shares, Institutional Service Shares, B Shares, and C Shares of the Fund. Under the Shareholder Service Agreement, the Trust may pay the Administrator a shareholder servicing fee at an annual rate of 0.20% of the average daily net assets of Investor Shares and 0.25% of the average daily net assets of B Shares and C Shares. The Administrator may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their customers holding Investor, B Shares and C Shares.

The Shareholder Service Agreement shall continue in effect for successive annual periods, provided that such continuance is specifically approved at least annually by the Board and a majority of the Independent Trustees. Any material amendment to the Shareholder Service Agreement must be approved by a majority of the Independent Trustees. The agreement may be terminated without penalty at any time by a vote of a majority of the Independent Trustees or the Administrator.

The Administrator may enter into shareholder servicing agreements with various shareholder servicing agents pursuant to which those agents, as agent for their customers, may agree among other things to: (1) answer shareholder inquiries regarding the manner in which purchases, exchanges and redemptions of shares of the Trust may be effected and other matters pertaining to the Trust's services;
(2) provide necessary personnel and facilities to establish and maintain shareholder accounts and records; (3) assist shareholders in arranging for processing purchase, exchange and redemption transactions; (4) arrange for the wiring of funds; (5) guarantee shareholder signatures in connection with redemption orders and transfers and changes in shareholder-designated accounts;
(6) integrate periodic statements with other shareholder transactions; and (7) provide such other related services as the shareholder may request.

In offering or redeeming Fund shares, some shareholder servicing agents also may impose certain conditions on their customers, subject to the terms of the Prospectuses, in addition to or different from those imposed by the Trust, such as requiring a minimum initial investment or by charging their customers a direct fee for their services. Some shareholder servicing agents may also act and receive compensation for acting as custodian, investment manager, nominee, agent or fiduciary for its customers or clients who are shareholders of the Fund with respect to assets invested in the Fund. These shareholder servicing agents may elect to credit against the fees payable to it by its clients or customers all or a portion of any fee received from the Trust with respect to assets of those customers or clients invested in the Fund.

Table 4 in Appendix B shows the dollar amount of fees payable by each class of the Fund to the Administrator, the amount of the fees waived by the Administrator and the actual fees paid by each class for the past three fiscal years.

5.      FUND ACCOUNTANT

The Accountant serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). The Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

The Accountant receives a fee of $36,000 per year, plus $12,000 for each of B and C Shares. The Accountant also receives certain surcharges and out of pocket expenses.

The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Independent Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by the Accountant with respect to a Fund on 60 days' written notice.

Under the Fund Accounting Agreement, the Accountant is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Table 5 in Appendix B shows for the past three fiscal years the dollar amount payable by the Fund to the Accountant, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant for the past three fiscal years.

6.      CUSTODIAN

The Custodian, pursuant to an agreement with the Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of a Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, ME 04101.

For its services, the Custodian receives a fee of 1.25% of the average daily net assets of the Fund. The fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

Comerica Bank is the subcustodian of the Fund. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, MI 47226.

7.      LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

8.      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP, 99 High Street, Boston, MA 02110, is the independent registered public accounting firm of the Fund. The independent accountants audits the annual financial statements of the Fund. The auditor also reviews the tax returns and certain regulatory filings of the Fund.

PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

Purchases and sales of portfolio securities for the Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Fund will pay brokerage commissions, however, in the event a Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which a Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for each Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of that Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Funds' transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.

The Fund paid no brokerage commissions during fiscal years ended August 31, 2004, 2003 and 2002.

A.      SECURITIES OF REGULAR BROKER-DEALERS

Table 6 of Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired by the Fund during the most recent fiscal year as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.


B.      PORTFOLIO HOLDINGS

The portfolio holdings of each Fund are disclosed to the public 60 days after each fiscal quarter end through filings of SEC Form N-CSR or Form N-Q. A Fund may adopt a policy that prohibits disclosure of portfolio holdings until after quarterly filing dates or until after holdings have been made available through a shareholder mailing or posting to a Fund web site as of an earlier date.

The Administrator may report portfolio holdings on behalf of a Fund to survey companies or other parties as directed by an authorized officer of the Fund. Such reports are distributed no earlier than 60 days after a Fund's fiscal quarter end unless specific instructions to report on an earlier date are provided by an authorized officer of a Fund.

The Funds' Chief Compliance Officer oversees the disclosure of portfolio holdings and provides an annual report regarding this disclosure to the Board.

PURCHASE AND REDEMPTION INFORMATION
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A.      GENERAL INFORMATION

Investor Shares, B Shares and C Shares are only available for purchase through an exchange of a Henderson Global Fund.

The Fund will not be available for exchanges to or from the Henderson Global Funds on any day when either the NYSE or Federal Reserve Bank are closed. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund or its classes may be available for sale in the state in which you reside. Please check with your investment professional to determine the Fund's or class' availability.

B.      PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may exchange shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting exchange requests to the Fund. Investor Shares are only available for purchase by exchange from Class A shares of a Henderson Global Fund through dealers authorized by Henderson at its sole discretion. B Shares and C Shares are only available for purchase by exchange from the same class of a Henderson Global Fund through dealers authorized by Henderson in its sole discretion. You cannot purchase Investor Shares, B Shares or C Shares directly.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.      LOST ACCOUNTS

The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

D.      ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus or herein.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco or the NYSE is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

E.      SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the Federal Reserve Bank of San Francisco or the NYSE are closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for a Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of a Fund.

F.      REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund or if the amount to be redeemed is large enough to affect the Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

G.      DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, the Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

H.      CONTINGENT DEFERRED SALES CHARGE (B SHARES AND C SHARES)

With respect to B Shares and C Shares of the Fund, certain redemptions are not subject to a contingent deferred sales charge. No such charge is imposed on: (1) redemptions of shares acquired through the reinvestment of dividends and distributions; (2) involuntary redemptions by the Fund of a shareholder account with a low account balance; (3) involuntary redemptions by the Fund of a shareholder account if the Fund or its agents reasonably believes that fraudulent or illegal activity is occurring or is about to occur in the account;
(4) redemptions of shares following the death or disability of a shareholder if the Fund is notified within one year of the shareholder's death or disability;
(5) redemptions to effect a distribution (other than a lump sum distribution) from a qualified retirement plan under Section 401(a) of the Code or a plan operating consistent with Section 403(b) of the Code in connection with loan, hardship withdrawals, death, disability, retirement, change of employment, or an excess contribution; and (6) required distributions from an IRA or other retirement account after the accountholder reaches the age of 70 1/2, limited to 10% annually of the value of the shareholder's account, measured at the time the shareholder sets up the account. For these purposes, the term disability shall have the meaning ascribed thereto in Section 72(m)(7) of the Code. Under that provision, a person is considered disabled if the person is unable to engage in any gainful substantial activity by reason of any medically determinable physical or mental impairment which can be expected to result in death or to be of long-continued and indefinite duration. Appropriate documentation satisfactory to the Fund is required to substantiate any shareholder death or disability.

I.      CONVERSION OF B SHARES

The conversion of B Shares of the Fund to Investor Shares of the Fund is subject to the continuing availability of an opinion of counsel to the effect that: (1) the assessment of the distribution services fee with respect to the B Shares does not result in the Fund's dividends or distributions constituting "preferential dividends" under the Code; and (2) the conversion of B Shares does not constitute a taxable event under Federal income tax law. The conversion B Shares to Investor Shares may be suspended if such an opinion is not available at the time the conversion is to occur. In that event, no conversions would occur, and shares might continue to be subject to a distribution services fee for an indefinite period, which may extend beyond the specified number of years for conversion of the B Shares.

TAXATION
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The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

The tax year-end of the Fund is August 31 (the same as the Fund's fiscal year end).

A.      QUALIFICATION   AS   A   REGULATED   INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of a Fund.

1.      MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its net investment taxable income (that is, taxable interest, short-term capital gain and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, a Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.      FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.      FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by a Fund will not qualify for the dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but a Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

All distributions by a Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by a Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.      FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of a Fund's income must be distributed during the next calendar year. A Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

For purposes of calculating the excise tax, each Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that a Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.      BACKUP WITHHOLDING

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to a Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

E.      FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from a Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from a Fund is not effectively connected with your U.S. trade or business, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 28% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from a Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from a Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, a Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in a Fund.

F.      STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from a Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in a Fund.

OTHER MATTERS
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A.      THE TRUST AND ITS SHAREHOLDERS

1.      GENERAL INFORMATION


Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc. In December 2004, the Trust acquired the assets and liabilities of Monarch Funds, a business trust organized under the laws of the Commonwealth of Massachusetts on February 7, 2003 and registered as an open-end, management investment company under the 1940 Act.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Adams Harkness Small Cap Growth Fund            DF Dent Premier Growth Fund
Austin Global Equity Fund                       Fountainhead Special Value Fund
Brown Advisory Growth Equity Fund               Investors Bond Fund
Brown Advisory Intermediate Bond Fund(1)        Mastrapasqua Growth Value Fund
Brown Advisory International Fund               Payson Total Return Fund
Brown Advisory Maryland Bond Fund               Payson Value Fund
Brown Advisory Real Estate Fund                 Polaris Global Value Fund
Brown Advisory Small-Cap Growth Fund(1)         Shaker Fund(2)
Brown Advisory Small-Cap Value Fund             TaxSaver Bond Fund
Brown Advisory Value Equity Fund                Winslow Green Growth Fund


(1) The Trust offers shares of beneficial interest in Institutional and A classes of this series.
(2) The Trust offers shares of beneficial interest in Intermediary, A, B and C share classes of this series

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.



2.       SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of the Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.
Massachusetts law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.


3.       CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or a Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.

B.      FUND OWNERSHIP

As of August 31, 2004, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of the Fund and each class.

Also as of that date, certain shareholders of record owned 5% or more of the Fund or class. These shareholders and any shareholder known by the Fund to own beneficially 5% or more of the Fund or class are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. These shareholders and any shareholder known by the Fund to own beneficially or of record 25% or more of the Fund and may be deemed to control the Fund are listed in Table 7 in Appendix B.

C.      LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.      PROXY VOTING PROCEDURES


Copies of the Trust's and  Adviser's  proxy  voting  procedures  are included in
Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 is available (1) without charge, upon request, by contacting the Transfer Agent at
(866)   233-3368   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
HTTP://WWW.SEC.GOV.


E.      REGISTRATION STATEMENT


This SAI and the Prospectuses do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at www.sec.gov.

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

C.      FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended August 31, 2004, which are included in the Fund's annual report to Shareholders, are incorporated herein by reference. These financial statements include only the schedules of investments, statements of assets and liabilities, statements of operations, statements of changes in net assets, financial highlights, notes, independent auditors' reports and other items required by Regulation S-X. The unaudited financial statements for the six-month period ended February 29, 2004, which are included in the Fund's semiannual report to Shareholders, are incorporated herein by reference.

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APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA         An obligation  rated AAA has the highest rating assigned by S&P. The
            obligor's   capacity  to  meet  its  financial   commitment  on  the
            obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r'  symbol is  attached  to the  ratings  of  instruments  with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA
            Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
            Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

               o    Leading market positions in well-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME       Issuers  rated Not Prime do not fall  within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

--------------------------------------------------------------------------------

APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The fees payable by the Fund under the Investment Advisory Agreement for the year ended August 31, 2004 and the period June 9, 2003 to August 31, 2003 were:

------------------------------------ ----------------------------
PERIOD ENDED AUGUST 31,                DAILY ASSETS CASH FUND
------------------------------------ ----------------------------
------------------------------------ ----------------------------
    2004
------------------------------------ ----------------------------
------------------------------------ ----------------------------
    2003                                       $48,075
------------------------------------ ----------------------------

The fees payable by the Portfolios under the Investment Advisory Agreement for the past three years were:

------------------------------------ ----------------------------
PERIOD ENDED AUGUST 31,                    CASH PORTFOLIO
    2004
------------------------------------ ----------------------------
------------------------------------ ----------------------------
    2003 (9/1/2002 to 6/8/2003)                221,143
------------------------------------ ----------------------------
------------------------------------ ----------------------------
    2002                                       494,099
------------------------------------ ----------------------------

TABLE 2 - DISTRIBUTION FEES

The fees payable by the Fund (including its predecessors) under the Distribution Plan for the past three years were:

INVESTOR SHARES

------------------------------------ ---------------------------- ------------------------- --------------------------------
YEAR ENDED AUGUST 31,                   CONTRACTUAL FEE                  FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
   2004
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
   2003                                      1,120,169                         -                        1,120,169
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  2002                                       1,732,245                         -                        1,732,245
------------------------------------ ---------------------------- ------------------------- --------------------------------

For the fiscal year ended August 31, 2004, all of the fees paid under the Distribution Plan were made to financial institutions that make the Fund's
Investor Shares available for sale to their clients and for marketing of the Fund's Investor Shares. No fees were paid for the distribution of B or C shares during these periods because they had not yet commenced operations.

TABLE 3 - ADMINISTRATION FEES

The fees payable by the Fund under the Administration Agreement for the past three years were:

PREFERRED SHARES

------------------------------------ ---------------------------- ------------------------- -------------------------------
YEAR ENDED AUGUST 31,                   CONTRACTUAL FEE                  FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- -------------------------------
------------------------------------ ---------------------------- ------------------------- -------------------------------
  2004
------------------------------------ ---------------------------- ------------------------- -------------------------------
------------------------------------ ---------------------------- ------------------------- -------------------------------
  2003                                             7,195                       7,195                           -
------------------------------------ ---------------------------- ------------------------- -------------------------------
------------------------------------ ---------------------------- ------------------------- -------------------------------
  2002                                            37,898                      37,898                           -
------------------------------------ ---------------------------- ------------------------- -------------------------------

UNIVERSAL SHARES

------------------------------------ ---------------------------- ------------------------- --------------------------------
-----------------------------------  ---------------------------         FEE WAIVED                    FEE PAID
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE
  2004
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  2003                                            64,494                      24,727                       39,767
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  2002                                            25,540                           -                       25,540
------------------------------------ ---------------------------- ------------------------- --------------------------------

INSTITUTIONAL SERVICE SHARES

------------------------------------ ---------------------------- ------------------------- --------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE               FEE WAIVED                    FEE PAID
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  2004
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  2003                                             8,378                           -                        8,378
------------------------------------ ---------------------------- ------------------------- --------------------------------


INSTITUTIONAL SHARES

------------------------------------ ---------------------------- ------------------------ ---------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE              FEE WAIVED                     FEE PAID
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2004
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2003                                           129,713                          -                       129,713
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2002                                           284,274                          -                       284,274
------------------------------------ ---------------------------- ------------------------ ---------------------------------

INVESTOR SHARES

------------------------------------ ---------------------------- ------------------------ ---------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE              FEE WAIVED                     FEE PAID
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2004
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2003                                           308,532                          -                       308,532
------------------------------------ ---------------------------- ------------------------ ---------------------------------
------------------------------------ ---------------------------- ------------------------ ---------------------------------
  2002                                           372,094                          -                       372,094
------------------------------------ ---------------------------- ------------------------ ---------------------------------

The fees payable by the Portfolio under an agreement between Core Trust and the Administrator for the past three years were:

------------------------------------ ---------------------------- ------------------------- --------------------------------
YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE               FEE WAIVED               FEE PAID
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
2004
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
   Cash Portfolio
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
2003 (9/1/2002 TO 6/8/2003)
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
   Cash Portfolio                              311,499                        -                            311,499
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
2002
------------------------------------ ---------------------------- ------------------------- --------------------------------
------------------------------------ ---------------------------- ------------------------- --------------------------------
  Cash Portfolio                               733,971                         -                           733,971
------------------------------------ ---------------------------- ------------------------- --------------------------------

TABLE 4 - SHAREHOLDER SERVICE FEES

The fees payable by the Fund under the Shareholder Services Agreement for the past three years were:

INSTITUTIONAL SERVICE SHARES

------------------------------------- ---------------------------- ------------------------ -------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE              FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2004
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2003                                            15,232                       9,590                        5,642
------------------------------------- ---------------------------- ------------------------ -------------------------------

INSTITUTIONAL SHARES

------------------------------------- ---------------------------- ------------------------ -------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE              FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2004
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2003                                           394,415                      73,722                      320,693
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
  2002                                          1,073,516                      51,885                    1,021,631
------------------------------------- ---------------------------- ------------------------ -------------------------------

INVESTOR SHARES

------------------------------------- ---------------------------- ------------------------ -------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE              FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2004
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
   2003                                           896,145                   79,409                         816,736
------------------------------------- ---------------------------- ------------------------ -------------------------------
                                      ---------------------------- ------------------------
  2002                                          1,385,796                       -                        1,385,796
------------------------------------- ---------------------------- ------------------------ -------------------------------

TABLE 5 - FUND ACCOUNTING FEES

The fees payable by the Fund under the Accounting Agreement for the past three years were:

------------------------------------- ---------------------------- ------------------------ -------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE              FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- ------------------------ -------------------------------
    2004
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
    2003                                         26,174                                 -                 26,174
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
    2002                                          3,000                                 -                  3,000
------------------------------------- ---------------------------- ------------------------ -------------------------------



                                      B-3

The fees payable by the Portfolio under an agreement between the Core Trust and the Accountant for the past three years were:

------------------------------------- ---------------------------- ------------------------ -------------------------------
YEAR ENDED AUGUST 31,                       CONTRACTUAL FEE              FEE WAIVED                    FEE PAID
------------------------------------- ---------------------------- ------------------------ -------------------------------
2004
------------------------------------- ---------------------------- ------------------------ -------------------------------
    Cash Portfolio
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
2003 (9/1/2002 TO 6/8/2003)
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
    Cash Portfolio                               41,415                                 -                 41,415
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
2002
------------------------------------- ---------------------------- ------------------------ -------------------------------
------------------------------------- ---------------------------- ------------------------ -------------------------------
    Cash Portfolio                               57,500                                 -                 57,500
------------------------------------- ---------------------------- ------------------------ -------------------------------

TABLE 6 - SECURITIES OF REGULAR BROKER-DEALERS

The regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the fiscal year ended August 31, 2004 and the aggregate value of the Fund's holdings of those securities as of the Fund's most recent fiscal year ended were as follows:

------------------------------------------- -------------------------------
DAILY ASSETS CASH FUND                          VALUE (000'S OMITTED)
------------------------------------------- -------------------------------
------------------------------------------- -------------------------------

------------------------------------------- -------------------------------
------------------------------------------- -------------------------------

------------------------------------------- -------------------------------
------------------------------------------- -------------------------------

------------------------------------------- -------------------------------
------------------------------------------- -------------------------------

------------------------------------------- -------------------------------

TABLE 7 - FUND OWNERSHIP

------------------------------------ ------------------------------------- -------------------- -------------- ------------
          5% SHAREHOLDERS                      NAME AND ADDRESS                  SHARES          % OF CLASS     % OF FUND
------------------------------------ ------------------------------------- -------------------- -------------- ------------
-------------------------------------------------------------------------- -------------------- -------------- ------------
PREFERRED SHARES
-------------------------------------------------------------------------- -------------------- -------------- ------------
------------------------------------ ------------------------------------- -------------------- -------------- ------------

------------------------------------ ------------------------------------- -------------------- -------------- ------------
-------------------------------------------------------------------------- -------------------- -------------- ------------
UNIVERSAL SHARES
-------------------------------------------------------------------------- -------------------- -------------- ------------
------------------------------------ ------------------------------------- -------------------- -------------- ------------

------------------------------------ ------------------------------------- -------------------- -------------- ------------

-------------------------------------------------------------------------- -------------------- -------------- ------------
INSTITUTIONAL SERVICE SHARES
-------------------------------------------------------------------------- -------------------- -------------- ------------
------------------------------------ ------------------------------------- -------------------- -------------- ------------

------------------------------------ ------------------------------------- -------------------- -------------- ------------
-------------------------------------------------------------------------- -------------------- -------------- ------------
INSTITUTIONAL SHARES
-------------------------------------------------------------------------- -------------------- -------------- ------------
------------------------------------ ------------------------------------- -------------------- -------------- ------------

------------------------------------ ------------------------------------- -------------------- -------------- ------------







                                      B-4




------------------------------------ ------------------------------------- -------------------- -------------- ----------------
INVESTOR SHARES
------------------------------------ ------------------------------------- -------------------- -------------- ----------------
------------------------------------ ------------------------------------- -------------------- -------------- ----------------

------------------------------------ ------------------------------------- -------------------- -------------- ----------------


--------------------------------------------------------------------------------


APPENDIX C - PROXY VOTING PROCEDURES


                                   FORUM FUNDS


                 POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003
                          AS AMENDED SEPTEMBER 14, 2004


         SECTION 1.  PURPOSE

         Shareholders of the various series of Forum Funds and Monarch Funds (collectively, the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

         This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

         SECTION 2.  RESPONSIBILITIES

         (A) ADVISER. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and
(ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

         (B) PROXY MANAGER. The Trust will appoint a proxy manager (the "Proxy Manager"), who shall be an officer of the Trust. The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (A)      GENERAL

                  (1) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust's Board of Trustees (the "Board") has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (C) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Registration Statement (each considered "Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

                  (2) INDEPENDENCE. The Adviser will obtain an annual certification from the Proxy Voting Service that it is independent from the Adviser. The Adviser shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Adviser on behalf of the Fund.

                  (3) ABSENCE OF PROXY VOTING SERVICE GUIDELINES. In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections B and C below.

         (B)      ROUTINE MATTERS

         As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

                  (1) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

                  (2) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

                  (3) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

          (C)     NON-ROUTINE MATTERS

                  (1) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis.

                  (2) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

                  (3) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

                  (4) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be
                  examined  on  a  case-by-case   basis  to  ensure  that  the
                  long-term interests of management and shareholders are properly aligned.

                  (5) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

         (D)      CONFLICTS OF INTEREST

         Each Adviser is responsible for maintaining procedures to identify conflicts of interest. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

         If the Adviser determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according the determination and maintain records relating to this process.

         (E)      ABSTENTION

The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

--------------------------------------------------------------------------------


                         FORUM INVESTMENT ADVISORS, LLC
                      PROXY VOTING PROCEDURES AND POLICIES

                               AS OF JULY 30, 2003

I.       GENERAL STATEMENT

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Forum Investment Advisors, LLC (the "Adviser") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

         With respect to its registered investment company clients (the "Trusts"), the Adviser has proxy voting responsibility and has implemented these policies and procedures. The Trusts look to the Adviser to be responsive to matters relating to corporate governance. The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of the Trusts' investments. The Adviser's portfolio managers routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

II.      RESPONSIBILITIES

         The Adviser shall:

         A.       vote proxies as described in Section III below.

         B. periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of all clients, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         C. be responsible for coordinating the delivery of proxies by the custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.


III.     POLICIES AND PROCEDURES FOR VOTING PROXIES

         The Adviser has adopted the Trusts' proxy voting policies, which are attached hereto. To the extent that a Trust's policies do not cover potential voting issues with respect to proxies received by a Trust, the Trust has delegated to the Adviser the authority to act on its behalf to promote the Trust's investment objectives, subject to the provisions of a Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.


IV.      RECORDKEEPING AND ASSOCIATED PROCEDURES

         A. All proxies received by the Adviser will be sent to the Portfolio Managers. The Portfolio Managers, or their staff, will:

                  1. Ensure that proxies are logged in, timely reviewed, voted and submitted;

                  2. Determine which accounts managed by the Adviser hold the security to which the proxy relates and reconcile proxies received with the stock held on the record date;

                  3. Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;

                  4. Ensure that the proxy is actually voted;

--------------------------------------------------------------------------------

                  5. Develop a system to trace missing proxies expeditiously;

                  6. Monitor performance of the custodian to ensure timely receipt of proxies by identified staff;

                  7. Maintain the appropriate records as described below; and

                  8. Identify ROUTINE ITEMS, NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS on the proxy and determine whether a specific policy of the Trust applies to the NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS.

                  The Adviser staff responsible for proxy voting shall be educated and trained as to these procedures. Each person involved in the voting of proxies shall have a copy of the policy and complete the acknowledgement attached as Exhibit A.

V.       DISCLOSURE

         A. The Adviser will disclose in its Form ADV Part II that its investment company clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Compliance Officer will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

VI.      RECORDKEEPING

         The Portfolio Managers or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C. A record of each vote that the Adviser casts.

         D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

MONARCH FUNDS
--------------------------------------------------------------------------------



                                             STATEMENT OF ADDITIONAL INFORMATION


                                             January --, 2005










FUND INFORMATION:

                                                 MONARCH DAILY ASSETS GOVERNMENT
                                                 OBLIGATIONS FUND

Monarch Funds
Two Portland Square
Portland, Maine 04101
(800) 754-8757

ACCOUNT INFORMATION AND
SHAREHOLDER SERVICES:

Forum Shareholder Services, LLC
P.O. Box 446
Portland, Maine 04112
(800) 754-8757





This Statement of Additional Information or "SAI" supplements the Prospectus dated January --, 2005 as may be amended from time to time, offering Universal Shares of the Daily Assets Government Obligations Fund (the "Fund"). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Forum Shareholder Services, LLC at the address or telephone number listed above.


Certain information for the Fund included in the Prospectus, is incorporated into this SAI by reference.

MONARCH FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

GLOSSARY                                                                       1
INVESTMENT POLICIES AND RISKS                                                  2
INVESTMENT LIMITATIONS                                                         6
MANAGEMENT                                                                     7
PORTFOLIO TRANSACTIONS                                                        15
PURCHASE AND REDEMPTION INFORMATION                                           16
TAXATION                                                                      18
OTHER MATTERS                                                                 20
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS                               A-1
APPENDIX B - MISCELLANEOUS  TABLES                                           B-1
APPENDIX C - PROXY VOTING PROCEDURES                                         C-1

MONARCH FUNDS
--------------------------------------------------------------------------------

GLOSSARY



As used in this SAI, the following terms have the meanings listed.

         "Accountant" means Citigroup Global Transaction Services.

         "Administrator" means Citigroup Global Transaction Services.

         "Adviser" means Forum Investment Advisors, LLC.

         "Board" means the Board of Trustees of the Trust.

         "Citigroup" means Citigroup Global Transaction Services.

         "CFTC" means the U.S. Commodities Future Trading Commission.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC, the custodian of the Fund's assets.

         "Distributor" means Forum Fund Services, LLC, the distributor of the Fund's shares.

          "Fitch" means Fitch Ratings.

         "Fund" means Monarch Daily Assets Government Obligations Fund.

         "Independent Trustee" means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act.

         "IRS" means Internal Revenue Service.

         "Moody's" means Moody's Investors Service.

         "NAV" means net asset value per share.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SAI" means Statement of Additional Information.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation, A Division of the McGraw Hill Companies.

         "Transfer Agent" means Citigroup Global Transaction Services.

         "Trust" means Forum Funds.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

MONARCH FUNDS
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RISKS
--------------------------------------------------------------------------------

The Fund will invest 80% of the value of its net assets and borrowings for investment purposes in Government Securities that are generally exempt from state and local income taxes.

The following discussion supplements the disclosure in the Prospectus about the Fund's investment techniques, strategies and risks.

A.      SEC RULE 2A-7

Under Rule 2a-7 of the 1940 Act, the Fund normally must invest at least 95% of its total assets in securities that are rated (by NRSROs such as S&P) in the highest short-term rating category for debt obligations, or are unrated and determined to be of comparable quality. The Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, will not purchase any instrument with a remaining maturity greater than 397 days, will limit portfolio investments to those U.S. dollar-denominated instruments that the Board has determined present minimal credit risks and will comply with certain reporting and record keeping procedures. The Trust has established procedures to ensure that portfolio securities comply with regulatory quality criteria.

Pursuant to Rule 2a-7, the Board has established procedures to stabilize the Fund's net asset value at $1.00 per share. These procedures include a review of the extent of any deviation of NAV as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per share. Should that deviation exceed 1/2 of 1%, the Board will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind, selling portfolio securities prior to maturity, reducing or withholding distributions and utilizing a NAV as determined by using available market quotations.

B.      FIXED INCOME SECURITIES

1.      GENERAL

VARIABLE AND FLOATING RATE SECURITIES The Fund may invest in fixed income securities with variable or floating rates. The yield of variable and floating rate securities varies in relation to changes in specific money market rates. A "variable" interest rate adjusts at predetermined intervals (for example, daily, weekly or monthly), while a "floating" interest rate adjusts whenever a specified benchmark rate (such as the bank prime lending rate) changes. These changes are reflected in adjustments to the yield of the variable and floating rate securities and different securities may have different adjustable rates. Accordingly, as interest rates increase or decrease, the appreciation or depreciation may be less on these obligations than for fixed rate obligations. To the extent that the Fund invests in long-term variable or floating rate securities, the Adviser believes that the Fund may be able to take advantage of the higher yield that is usually paid on long-term securities.

The Fund will only purchase variable or floating rate securities, whose interest rate is adjusted based on a single short-term rate or index such as the Prime Rate. Under Rule 2a-7, the Fund may only purchase securities with maturities of greater than 397 days that have demand features that meet certain requirements or that are certain long-term Government Securities.

ASSET-BACKED SECURITIES The Fund may purchase adjustable rate mortgage or other asset-backed securities (such as Small Business Association securities) that are Government Securities. These securities directly or indirectly represent a participation in, or are secured by and payable from, adjustable rate mortgages or other loans that may be secured by real estate or other assets. Most mortgage backed securities are pass-through securities, which means that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. Prepayments of the principal of underlying loans may shorten the effective maturities of these securities.

ADJUSTABLE RATE MORTGAGE BACKED SECURITIES Adjustable rate mortgage securities ("ARMs") are pass-through securities representing interests in pools of mortgage loans with adjustable interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate, and that may be subject to certain limits. Although the rate adjustment feature may reduce sharp changes in the value of adjustable rate securities, these securities can change in value based on changes in market interest rates or changes in the issuer's creditworthiness. Changes in the interest rates on ARMs may lag behind changes in prevailing market interest rates. This may result in a slightly lower net value until the interest rate resets to market rates. Thus, the Fund could suffer some principal loss if the Fund sold the securities before the interest rates on the underlying mortgages were adjusted to reflect current market rates. Some ARMs (or the underlying

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mortgages) are subject to caps or floors that limit the maximum change in interest rates during a specified period or over the life of the security.

SMALL BUSINESS ADMINISTRATION SECURITIES Small Business Administration ("SBA") securities are variable rate securities that are backed by the full faith and credit of the United States Government, and generally have an interest rate that resets monthly or quarterly based on a spread to the Prime Rate. SBA securities generally have maturities at issue of up to 40 years. The Fund may not purchase an SBA security if, immediately after the purchase, (1) the Fund would have more than 15% of its net assets invested in SBA securities or (2) the total unamortized premium (or the total accreted discount) on SBA securities would exceed 0.25% of the Fund's net assets.

COLLATERALIZED MORTGAGE OBLIGATIONS The Fund may purchase collateralized mortgage obligations ("CMOs"), which are collateralized by ARMs or by pools of conventional mortgages. CMOs typically have a number of classes or series with different maturities that are generally retired in sequence. Each class of bonds receives periodic interest payments according to the coupon rate on the bonds. However, all monthly principal payments and any prepayments from the collateral pool are paid first to the "Class 1" bondholders. The principal payments are such that the Class 1 bonds will be completely repaid no later than, for example, five years after the offering date. Thereafter, all payments of principal are allocated to the next most senior class of bonds until that class of bonds has been fully repaid. Although full payoff of each class of bonds is contractually required by a certain date, any or all classes of bonds may be paid off sooner than expected because of an acceleration in prepayments of the obligations comprising the collateral pool.

2.      RISKS

INTEREST RATE RISK Changes in interest rates affect the market value of the interest-bearing fixed income securities held by the Fund. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed income securities, including Government Securities, can change in value when there is a change in interest rates.

CREDIT RISK The Fund's investment in fixed income securities is subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. Credit risk is the risk that a counterparty to a transaction will be unable to honor its financial obligation. To limit credit risk, the Fund only invests in securities rated in the highest rating category of an NRSRO or those that are unrated and deemed to be of comparable credit quality by the Adviser.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of securities by several NRSROs is included in Appendix A. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the security. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates. Unrated securities may not be as actively traded as rated securities.

Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality) if the Adviser determines that retaining such security is in the best interest of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

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ASSET-BACKED SECURITIES The value of asset-backed securities may be significantly affected by changes in interest rates, the markets' perception of the issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize asset-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some asset-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of asset-backed securities by borrowers or foreclosures on the borrowers affect the average life of asset-backed securities. Prepayments may be triggered by various factors, including the level of interest rates, general economic conditions, the location and age of the assets underlying the security and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of asset-backed securities. A decrease in the rate of prepayments may extend the effective maturities of asset-backed securities, increasing their sensitivity to changes in market interest rates. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool and the Fund may have to reinvest the proceeds of prepayments at lower interest rates than those of its previous investments. When this occurs, the Fund's yield will decline. The volume of prepayments of principal in the assets underlying a particular asset-backed security will influence the yield of that security and the Fund's yield. To the extent that the Fund purchases asset-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to any unamortized premium.

C.      REPURCHASE AGREEMENTS

1.      GENERAL

The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Fund's custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

2.      RISKS

Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities. The Fund may incur costs and expensive time delays in disposing of the underlying securities, and it may suffer a loss. Failure by the other party to deliver a security or currency purchased by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. The Fund will only enter into a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

D.      BORROWING

1.      GENERAL

The Fund may borrow money from banks for temporary or emergency purposes in an amount up to 33 1/3% of the Fund's total assets. The Fund may borrow money for other purposes so long as such borrowings do not exceed 5% of the Fund's total assets. The purchase of securities is prohibited if the Fund's borrowing exceeds 5% or more of its total assets.

2.      RISKS

Interest costs on borrowing may offset or exceed the return earned on borrowed funds (or on the assets that were retained rather than sold to meet the needs for which funds were borrowed). Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principle payments at a time when investment considerations would not favor such sales. Reverse repurchase agreements and other similar investments that involve a form of leverage have characteristics similar to borrowing but are not considered borrowing if the Fund maintains a segregated account.

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E.      WHEN-ISSUED SECURITIES

1.      GENERAL

The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

2.      RISKS

At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables the Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund's asset value per unit. Failure by a counterparty to deliver a security purchased by the Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

F.      ILLIQUID SECURITIES

1.      GENERAL

The Fund may invest up to 10% of its net assets in illiquid securities. The term "illiquid securities" means repurchase agreements not entitling the holder to payment of principal within seven days and securities with legal or contractual restrictions on resale or the absence of a readily available market.
Certificates of deposit and other fixed time deposits that carry an early withdrawal penalty or mature in greater than seven days are treated as illiquid securities if there is no readily available market for the instrument.

2.      RISKS

Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to register a restricted security in order to dispose of it, resulting in expense and delay. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.      DETERMINATION OF LIQUIDITY

The Board has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace for the security, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are not illiquid.

4.      CORE AND GATEWAY STRUCTURE

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund's shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

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INVESTMENT LIMITATIONS
--------------------------------------------------------------------------------

The investment objective of the Fund is to provide high current income to the extent consistent with the preservation of capital and the maintenance of liquidity. The investment objective of the Fund is fundamental. The Fund has also adopted a fundamental policy which provides that, notwithstanding any other investment policy or restriction (whether fundamental or not), the Fund may invest all of its assets in the securities of a single pooled investment fund having substantially the same investment objectives, policies and restrictions as the Fund, as applicable.

A fundamental policy of the Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A nonfundamental policy of the Fund may be changed by the Board without shareholder approval. A nonfundamental policy of the Fund, including a policy to invest 80% of net assets (including borrowings) in certain types of securities (an "80% Policy") may be changed by the Board without shareholder approval. In the event that the Fund changes its 80% Policy, the Fund will notify shareholders at least 60 days before such change becomes effective.

For purposes of all investment policies of the Fund: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Fund may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Fund may rely.

Except as required by the 1940 Act or the Code, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund's assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A.      FUNDAMENTAL LIMITATIONS

The Fund may not:

DIVERSIFICATION With respect to 75% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

CONCENTRATION Purchase securities if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry; provided, however, that there is no limit on investments in Government Securities.

For purposes of concentration: (1) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower; (2) utility companies are divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry); and (3) financial service companies will be classified according to the end users of their services, (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry).

UNDERWRITING Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

REAL ESTATE Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

COMMODITIES Purchase or sell physical commodities or contracts relating to physical commodities, provided that currencies and currency-related contracts will not be deemed to be physical commodities.

BORROWING Borrow money, except for temporary or emergency purposes (including the meeting of redemption requests) and except for entering into reverse repurchase agreements, provided that borrowings do not exceed 33 1/3% of the value of the Fund's total assets.

SENIOR SECURITIES Issue senior securities except as appropriate to evidence indebtedness that the Fund is permitted to incur, and provided that the Fund may issue shares of additional classes that the Board may establish.

LENDING Make loans, except for loans of portfolio securities, through the use of repurchase agreements, and through the purchase of debt securities that are otherwise permitted investments.

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B.      NONFUNDAMENTAL LIMITATIONS

The Fund may not:

DIVERSIFICATION With respect to 100% of its assets, purchase a security other than a Government Security if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer, unless the investment is otherwise permitted under the 1940 Act.

BORROWING Purchase securities for investment while any borrowing equaling 5% or more of the Fund's total assets is outstanding; and if at any time the Fund's borrowings exceed the Fund's investment limitations due to a decline in net assets, such borrowings will be promptly (within three days) reduced to the extent necessary to comply with the limitations. Borrowing for purposes other than meeting redemption requests will not exceed 5% of the value of the Fund's total assets.

SECURITIES WITH VOTING RIGHTS Purchase securities that have voting rights, except the Fund may invest in securities of other investment companies to the extent permitted by the 1940 Act.

MARGIN; SHORT SALES Purchase securities on margin, or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

LIQUIDITY Acquire securities or invest in repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.


--------------------------------------------------------------------------------

MANAGEMENT
--------------------------------------------------------------------------------

The Board is responsible for managing the Trust's affairs and for exercising the Trust's powers except those reserved for shareholders. The following tables give information about each Board member and the senior officers of the Fund. The fund complex includes the Trust and three other investment companies (collectively, the "fund complex"), hold themselves out to investors as related companies for the purposes of investment and investor services. Each Trustee and officer holds office until the person resigns, is removed, or replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Two Portland Square, Portland, Maine 04101, unless otherwise indicated.


----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

                                                                                            NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND           OTHER
                               POSITION       LENGTH         PRINCIPAL OCCUPATION(S)         COMPLEX        TRUSTEESHIPS
           NAME,               WITH THE      OF TIME                 DURING                  OVERSEEN         HELD BY
      AGE AND ADDRESS            TRUST        SERVED              PAST 5 YEARS              BY TRUSTEE        TRUSTEES

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------
----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

     INTERESTED TRUSTEE

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------
----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

John Y. Keffer1               Trustee      1989-         President, Citigroup, fund             24              None
Born:  July 15, 1942                       Present       services division since 2003;
                                                         President         Forum
                                                         Financial   Group,  LLC
                                                         ("Forum")    (a    fund
                                                         services        company
                                                         acquired  by  Citigroup
                                                         in  2003).  Trustee  of
                                                         one  other   investment
                                                         company within the fund
                                                         complex.

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------
----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

INDEPENDENT TRUSTEES

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------
----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

Costas Azariadis              Trustee      1989-         Professor of Economics,                24              None
Born:  February 15, 1943                   Present       University of California-Los
                                                         Angeles;       Visiting
                                                         Professor of Economics,
                                                         Athens   University  of
                                                         Economics  and Business
                                                         1998 - 1999. Trustee of
                                                         one  other   investment
                                                         company within the fund
                                                         complex.




----------------------------- ------------ ------------- -------------------------------- --------------- -----------------
                                       7

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----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

James C. Cheng                Trustee      1989-         President, Technology                  24              None
Born:  July 26, 1942                       Present       Marketing Associates
                                                         (marketing  company for
                                                         small and medium  sized
                                                         businesses    in    New
                                                         England).   Trustee  of
                                                         one  other   investment
                                                         company within the fund
                                                         complex.

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------
----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

J. Michael Parish             Chairman,    1989-         Retired; Partner, Wolfe,               24              None
Born:  November 9, 1943       Trustee      Present       Block, Schorr and Solis-Cohen
                                           (Chairman     LLP (law firm) 2002 - 2003
                                           since 2004)   Partner, Thelen Reid & Priest
                                                         LLP (law firm) from 1995 -
                                                         2002.
                                                         Trustee of one other
                                                         investment company within the
                                                         fund complex.

----------------------------- ------------ ------------- -------------------------------- --------------- -----------------

1        Mr. Keffer is considered an interested Trustee due to his control of the Adviser.



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----------------------------- ------------ -------------- -------------------------------- -------------- ------------------

                                                                                          NUMBER OF
                                                                                            PORTFOLIOS
                                                                                             IN FUND           OTHER
                               POSITION       LENGTH         PRINCIPAL OCCUPATION(S)         COMPLEX        TRUSTEESHIPS
           NAME,               WITH THE      OF TIME                 DURING                  OVERSEEN         HELD BY
      AGE AND ADDRESS            TRUST        SERVED              PAST 5 YEARS              BY TRUSTEE        TRUSTEES


----------------------------- ------------ -------------- -------------------------------- -------------- ------------------
----------------------------- ------------ -------------- -------------------------------- -------------- ------------------

OFFICERS

----------------------------- ------------ -------------- -------------------------------- -------------- ------------------
----------------------------- ------------ -------------- -------------------------------- -------------- ------------------

David I. Goldstein            President     2003-Present  Director, Citigroup since             N/A              N/A
Born:  August 3, 1961                                     2003; Director, Business &
                                                          Product   Development,
                                                          Forum   1999  -  2003.
                                                          President/Assistant
                                                          Secretary of one other
                                                          investment     company
                                                          within     the    fund
                                                          complex.

----------------------------- ------------ -------------- -------------------------------- -------------- ------------------
----------------------------- ------------ -------------- -------------------------------- -------------- -----------------

Beth P. Hanson                Vice          2003-Present  Relationship Manager,                 N/A              N/A
Born:  July 15, 1966          President/                  Citigroup since 2003;
                              Assistant                   Relationship Manager, Forum
                              Secretary                   1999 - 2003.
                                                          Vice President/Assistant
                                                          Secretary of one other
                                                          investment company within the
                                                          fund complex.  Secretary of
                                                          one other investment company
                                                          within the fund complex.

----------------------------- ------------ -------------- -------------------------------- -------------- -----------------
----------------------------- ------------ -------------- -------------------------------- -------------- -----------------

Stacey E. Hong                Treasurer                   Director, Fundt Accounting,            N/A              N/A
Born:  May 10, 1966                                       Citigroup since 2003; Director
                                                          Forum       Accounting
                                                          Services,   LLC  (fund
                                                          accountant acquired by
                                                          Citigroup  since 2003)
                                                          1999 - 2003. Treasurer
                                                          of      two      other
                                                          investment   companies
                                                          within     the    fund
                                                          complex.

----------------------------- ------------ -------------- -------------------------------- -------------- -----------------
----------------------------- ------------ -------------- -------------------------------- -------------- -----------------

David M. Whitaker             Secretary    2004-Present   Counsel, Citigroup since 2004;        N/A             N/A
Born:  September 6, 1971                                  Assistant Counsel, PFPC  (a
                                                          fund services company) (1999 -
                                                          2004.

                                                          Secretary of one other
                                                          investment     company
                                                          within     the    fund
                                                          complex.

----------------------------- ------------ -------------- -------------------------------- -------------- -----------------

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2.  TRUSTEE OWNERSHIP IN THE SAME FAMILY OF FUNDS


------------------------------------- ----------------------------------------- --------------------------------------

                                                                                      AGGREGATE DOLLAR RANGE OF
                                                                                    OWNERSHIP AS OF DECEMBER 31,
                                                                                    2003 IN ALL FUNDS OVERSEEN BY
                                             DOLLAR RANGE OF BENEFICIAL             TRUSTEE IN THE SAME FAMILY OF
TRUSTEES                                       OWNERSHIP IN THE FUND                    INVESTMENT COMPANIES

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

INTERESTED TRUSTEES

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

John Y. Keffer                                          None                              $10,001 to 50,000

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

INDEPENDENT TRUSTEES

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

Costas Azariadis                                        None                                    None

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

James C. Cheng                                          None                                    None

------------------------------------- ----------------------------------------- --------------------------------------
------------------------------------- ----------------------------------------- --------------------------------------

J. Michael Parish                                       None                               Over $100,000

------------------------------------- ----------------------------------------- --------------------------------------



3. OWNERSHIP OF SECURITIES OF THE ADVISER AND RELATED COMPANIES

As of December 31, 2003, no Independent Trustee or any of his immediate family members owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

4.  INFORMATION CONCERNING TRUST COMMITTEES

AUDIT COMMITTEE. The Trust's Audit Committee consists of Messrs. Azariadas, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination compensation and oversight of work of the independent public accountants to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust's internal accounting procedures and controls. During the fiscal year ended August 31, 2004, the Audit Committee met four times.

NOMINATING COMMITTEE. The Trust's Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider nominees for Independent Trustees recommended by security holders of interests in Trust series. During the fiscal period ended August 31, 2004, the Nominating Committee did not meet.

VALUATION COMMITTEE. The Trust's Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust's Independent Trustees. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust's policies and procedures for determining NAV of the Trust's series. The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust's series consistent with valuation procedures approved by the Board. During the fiscal period ended August 31, 2004, met nine times.

QUALIFIED LEGAL COMPLIANCE COMMITTEE

The Qualified Legal Compliance Committee (the "QLCC"), which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust's Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. The Fund is a new Trust series and the QLCC has not met regarding the Fund.

B.  COMPENSATION OF TRUSTEES AND OFFICERS

Each Independent Trustee of the Trust is paid a quarterly retainer fee that totals $9,000 annually for service to the Trust ($10,500 for the independent Chairman). In addition, except as otherwise determined by the Trustees, each Trustee will be paid a fee of $1,200 for each regular Board meeting attended ($1,587.50 for the independent Chairman) and $750 for each special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in attending Board meetings.

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Mr. Keffer receives no compensation (other than reimbursement for travel and related expenses) for his service as Trustee. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Trust and the fund complex, which includes all series of the Trust and another investment company for which Citigroup provides services, for the fiscal year ended August 31, 2004.



------------------------- ---------------------- ---------------------- ---------------------- ----------------------

                                                                                                TOTAL COMPENSATION
                                                                                                FROM TRUST AND FUND
                            COMPENSATION FROM                                                         COMPLEX
        TRUSTEE                   FUND                 BENEFITS              RETIREMENT

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

John Y. Keffer                                            $0                     $0                  $     0

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

Costas Azariadis                                            0                      0                  18,000

------------------------- ---------------------- ---------------------- ---------------------- ----------------------
------------------------- ---------------------- ---------------------- ---------------------- ----------------------

James C. Cheng                                              0                      0                  18,000

------------------------- ---------------------- ---------------------- ---------------------- ----------------------

J. Michael Parish                                           0                      0                  18,000



F.      INVESTMENT ADVISER

1.      SERVICES

The Adviser serves as the investment adviser to the Fund pursuant to an investment advisory agreement with The Trust (the "Advisory Agreement"). Under it's the Advisory Agreement, the Adviser furnishes, at its own expense, all necessary services, facilities and personnel in connection with managing the Fund's investments and effecting portfolio transactions for the Fund. Anthony R. Fischer, Jr., has been the portfolio manager responsible for the day-to-day management of the Fund since its inception. Mr. Fischer has over 30 years of experience in the money market industry.

2.      FEES

Table 1 in Appendix B shows the dollar amount payable by the Fund to the Adviser, the amount of fees waived by the Adviser, and the actual fee paid by the Fund for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

3.      OTHER

The Adviser is not affiliated with Citigroup or any company affiliated with Citigroup. The Advisory Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of the Fund, and in either case by a majority of the Trust's Disinterested Trustees.

The Advisory Agreement is terminable with respect to the Fund without penalty by the Board on 60 days' written notice when authorized either by vote of the Fund's outstanding voting interests or by a majority vote of the Board, or by the Adviser on 90 days' written notice to The Trust. The Advisory Agreement terminates immediately upon assignment. Under the Advisory Agreement, the Adviser is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

4.      ADVISORY AGREEMENT APPROVAL


In approving the Advisory Agreement with respect to the Fund, the Board noted that the Trustees serve as trustees of Monarch Funds, the registrant for the Daily Assets Government Obligations Fund (the "Predecessor Fund"). As trustees of that investment company, in November 2003, they approved an advisory agreement between the Adviser and the Predecessor Fund. The Board, including a majority of the Independent Trustees, determined that it would be in the best interests of the Fund and its respective shareholders to approve the Investment Advisory Agreement between the Trust and the Adviser (the "Initial Advisory Agreement"). The Board considered the nature and quality of services to be provided to the Fund. The Board also reviewed certain information regarding the Adviser's compliance with applicable rules and regulations over the past year. The Board also considered the Adviser's compensation for providing advisory services to the Fund and analyzed comparative information on fees and expenses of similar mutual funds, noting, among other things, that the advisory fees and total expense ratio for the Fund were below the median figures in the comparative data.

The Board  considered  the  factors  listed  below,  and such other  factors and
information  it  deemed  relevant  prior  to  approving  and   recommending  the
continuation of the Advisory Agreement:

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     (1) Information provided by the Adviser regarding the Adviser's executive officers;

     (2) A representation from the Adviser that the Fund's portfolio would be monitored weekly for compliance with the Fund's investment policies;

     (3) The fact that the Adviser's advisory fees received were lower than the advisory fees for its Lipper Inc. peer group, the Fund's performance was reasonably consistent with that of its Lipper Inc. peer group;

     (4) The Adviser's financial statements (a copy of which was provided to the Board) as well as information relating to the insurance maintained by the Adviser.



G.      DISTRIBUTOR

1.      SERVICES

The Distributor serves as the distributor (also known as principal underwriter) of the Fund's shares pursuant to a distribution agreement with the Trust (the "Distribution Agreement"). The Distributor is located at Two Portland Square, Portland, Maine 04101 and is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

The Distributor acts as the representative of the Trust in connection with the offering of the Fund's shares. The Distributor continually distributes shares of the Fund on a best effort basis. The Distributor has no obligation to sell any specific quantity of Fund shares.

The Distributor may enter into arrangements with various financial institutions through which you may purchase or redeem shares. The Distributor may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of Fund shares.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions for distribution of Fund shares. These financial institutions may charge a fee for their services and may receive shareholders service fees even though Fund shares are sold with sales charges or distribution fees. These financial institutions may otherwise act as The Distributor's agents, and will be responsible for promptly transmitting purchase, redemption and other requests to the Funds.

2.      FEES

The Distributor does not receive a fee for any distribution services performed except the distribution service fees with respect to the Shares of those Classes for which a Plan is effective.

3.      OTHER

The Distribution Agreement with respect to the Fund must be approved at least annually by the Board or by majority vote of the shareholders of that Fund, and in either case by a majority of the Disinterested Trustees.

The Distribution Agreement terminable without penalty by the Trust with respect to the Fund on 60 days' written notice when authorized either by vote of a majority of the Fund's outstanding voting securities or by a majority vote of the Board, or by The Distributor on 60 days' written notice to the Trust.

Under the Distribution Agreement, the Distributor is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties.

Under the Distribution Agreement, the Distributor and certain related parties (such as the Distributor's officers and persons that control the Distributor) are indemnified by the Trust against all claims and expenses in any way related to alleged untrue statements of material fact contained in the Trust's Registration Statement or any alleged omission of a material fact required to be stated in the Registration Statement to make statements contained therein not misleading. The Trust, however, will not indemnify the Distributor for any such misstatements or omissions if they were made in reliance upon information provided in writing by the Distributor in connection with the preparation of the Registration Statement.

H.      OTHER SERVICE PROVIDERS

1.      ADMINISTRATOR

The Administrator serves as administrator pursuant to an administration agreement with the Trust (the "Administration Agreement"). The Administrator is responsible for supervising the overall management of the Trust, providing the Trust with general office facilities and providing persons satisfactory to the Board to serve as officers of the Trust.

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For its services, the Administrator receives a fee with respect to each class of the Fund at an annual rate of 0.11% of the average daily net assets of the Fund.

The agreement with the Administrator (the "Administration Agreement") must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Administration Agreement is terminable without penalty by the Trust or by the Administrator with respect to the Fund on 60 days' written notice.

Under the Administration Agreement, the Administrator is not liable for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Administrator and certain related parties (such as the Administrator's officers and persons who control the Administrator) are indemnified by the Trust against any and all claims and expenses related to the Administrator's actions or omissions that are consistent with the Administrator's contractual standard of care.

Table 2 in Appendix B shows the dollar amount of the fees payable by the Fund to the Administrator, the amount of the fee waived by the Administrator, and the actual fees paid by the Fund for the past three fiscal years (or shorter period depending on the Fund's commencement of operations).

2.      TRANSFER AGENT

The Transfer Agent serves as transfer agent and distribution paying agent pursuant to a transfer agency agreement with the Trust (the "Transfer Agency Agreement"). The Transfer Agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Fund pays the Transfer Agent an annual fee of $12,000 plus $6,000 for each additional class. The Transfer Agent also receives 0.05% of the average daily net assets of the Fund. Certain shareholder account fees are also charged.

The Transfer Agency Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Transfer Agency Agreement is terminable without penalty by the Trust or by the Transfer Agent with respect to the Fund on 60 days' written notice.

Under the Transfer Agency Agreement, the Transfer Agent is not liable for any act in the performance of its duties to the Fund, except for bad faith, willful misconduct, or gross negligence in the performance of its duties. The Transfer Agent and certain related parties (such as the Transfer Agent's officers and persons who control Transfer Agent) are indemnified by the Trust against any and all claims and expenses related to the Transfer Agent's actions or omissions that are consistent with the Transfer Agent's contractual standard of care.

3.      FUND ACCOUNTANT

The Accountant serves as fund accountant pursuant to an accounting agreement with the Trust (the "Fund Accounting Agreement"). The Accountant provides fund accounting services to the Fund. These services include calculating the NAV of the Fund and preparing the Fund's financial statements and tax returns.

The Accountant receives a fee of $36,000 per year, per Fund, plus $12,000 for each additional class over one for the Fund. The Accountant also receives certain surcharges and out of pocket expenses.

The Fund Accounting Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Disinterested Trustees. The Fund Accounting Agreement is terminable without penalty by the Trust or by the Accountant with respect to the Fund on 60 days' written notice.

Under the Fund Accounting Agreement, the Accountant is not liable to the Trust or any of the Trust's shareholders for any action or inaction in the absence of bad faith, willful misconduct or gross negligence in the performance of its duties. The Accountant and certain related parties (such as the Accountant's officers and persons who control the Accountant) are indemnified by the Trust against any and all claims and expenses related to the Accountant's actions or omissions that are consistent with the Accountant's contractual standard of care.

Table 4 in Appendix B shows the dollar amount payable by the Fund to the Accountant, the amount of the fee waived by the Accountant, and the actual fees received by the Accountant (or shorter period depending on the Fund's commencement of operations).

4.      CUSTODIAN

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The Custodian, pursuant to an agreement with The Trust, safeguards and controls the Fund's cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund's domestic and foreign assets. The Custodian is located at Two Portland Square, Portland, Maine 04101.

For its services, the Custodian receives an annualized percentage of the average daily net assets of the Fund. The Fund also pays an annual domestic custody fee as well as certain other transaction fees. The fees are accrued daily by the Fund and are paid monthly based on average net assets and transactions for the previous month.

Comerica Bank is the subcustodian of the Fund. Comerica Bank is located at One Detroit Center, 500 Woodward Avenue, Detroit, Michigan 47226.

5.       LEGAL COUNSEL

Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue NW, Washington, D.C. 20036, passes upon legal matters in connection with the issuance of shares of the Trust.

6.       INDEPENDENT AUDITORS

KPMG LLP, 99 High Street, Boston, Massachusetts 02110, is the independent auditor of the Fund. The auditor audits the annual financial statements of the Fund. The auditor also reviews the tax returns and certain regulatory filings of the Fund.

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PORTFOLIO TRANSACTIONS
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Purchases and sales of portfolio securities for the Fund usually are principal transactions. Portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. There are usually no brokerage commissions paid for any purchases. The Trust does not anticipate that the Funds will pay brokerage commissions, however, in the event the Fund pays brokerage commissions or other transaction-related compensation, the payments may be made to broker-dealers who pay expenses of the Fund that the Fund would otherwise be obligated to pay itself. Any transaction for which the Fund pays transaction-related compensation will be effected at the best price and execution available, taking into account the amount of any payments made on behalf of the Fund by the broker-dealer effecting the transaction.

Allocations of transactions to dealers and the frequency of transactions are determined for the Fund by the Adviser in its best judgment and in a manner deemed to be in the best interest of interestholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner and at the most favorable price available. The Adviser monitors the creditworthiness of counterparties to the Fund's transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks. No portfolio transactions are executed with the Adviser or any of its affiliates.

The Fund did not pay brokerage commissions during fiscal years ended August 31, 2004, 2003 and 2002.

A.      OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. When purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

B.      SECURITIES OF REGULAR BROKER-DEALERS

Table 5 of Appendix B lists the Fund's regular brokers and dealers whose securities (or the securities of the parent company) were acquired by the Fund during the most recent fiscal year as well as the aggregate value of such securities held by the Fund as of the Fund's most recent fiscal year end.


C.      PORTFOLIO HOLDINGS

The portfolio holdings of each Fund are disclosed to the public 60 days after each fiscal quarter end through filings of SEC Form N-CSR or Form N-Q. A Fund may adopt a policy that prohibits disclosure of portfolio holdings until after quarterly filing dates or until after holdings have been made available through a shareholder mailing or posting to a Fund web site as of an earlier date.

The Administrator may report portfolio holdings on behalf of a Fund to survey companies or other parties as directed by an authorized officer of the Fund. Such reports are distributed no earlier than 60 days after a Fund's fiscal quarter end unless specific instructions to report on an earlier date are provided by an authorized officer of a Fund.

The Funds' Chief Compliance Officer oversees the disclosure of portfolio holdings and provides an annual report regarding this disclosure to the Board.

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PURCHASE AND REDEMPTION INFORMATION
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A.      GENERAL INFORMATION

Shareholders of record may purchase or redeem shares or request any shareholder privilege in person at the offices of the Transfer Agent.

The Fund accepts orders for the purchase or redemption of shares on each weekday except on Federal holidays and other days that the Federal Reserve Bank of San Francisco is closed ("Fund Business Days"). The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund may not be available for sale in the state in which you reside. Please check with your investment professional to determine the Fund's availability.


B.      ADDITIONAL PURCHASE INFORMATION

The Distributor sells shares of the Fund on a continuous basis.

The Fund reserves the right to refuse any purchase request. There is currently no limit on exchanges, but the Fund reserves the right to limit exchanges.

Fund shares are normally issued for cash only. At the Adviser's discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

C.      IRAS

All contributions into an IRA through systematic investments are treated as IRA contributions made during the year the investment is received.

The Fund may be a suitable investment vehicle for part or all of the assets held in Traditional or Roth Individual Retirement Accounts (collectively, "IRAs"). Call the Funds at (800) 754-8757 to obtain an IRA account application. Generally, all contributions and investment earnings in an IRA will be tax-deferred until withdrawn. If certain requirements are met, investment earnings held in a Roth IRA will not be taxed even when withdrawn. You may contribute up to $3,000 ($3,500 if you are age 50 or older) annually to an IRA. Only contributions to Traditional IRAs are tax-deductible (subject to certain requirements). However, that deduction may be reduced if you or your spouse is an active participant in an employer-sponsored retirement plan and you have adjusted gross income above certain levels. Your ability to contribute to a Roth IRA also may be restricted if you or, if you are married, you and your spouse have adjusted gross income above certain levels.

Your employer may also contribute to your IRA as part of a Savings Incentive Match Plan for Employees, or "SIMPLE plan," established after December 31, 1996. Under a SIMPLE plan, you may contribute up to $8,000 annually to your IRA, and your employer must generally match such contributions up to 3% of your annual salary. Alternatively, your employer may elect to contribute to your IRA 2% of the lesser of your earned income or $200,000.

This information on IRAs is based on regulations in effect as of January 1, 2003 and summarizes only some of the important federal tax considerations affecting IRA contributions. Consult your tax advisors about your specific tax situation.

D.      UGMAS/UTMAS

These custodial accounts provide a way to give money to a child and obtain tax benefits. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA"). If the custodian's name is not in the account registration of a UGMA or UTMA account, the custodian must sign instructions in a manner indicating custodial capacity.

E.      PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly. When you purchase the Fund's shares through a financial institution, you may or may not be the

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shareholder of record and, subject to your institution's procedures; you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Funds may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Fund is not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Fund through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

F.      LOST ACCOUNTS

The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be cancelled.

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G.      ADDITIONAL REDEMPTION INFORMATION

The Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus or herein.

Normally, redemption proceeds are paid immediately following receipt of a redemption order in proper form. A delay may occur in cases of very large redemptions, excessive trading or during unusual market conditions. In any event, you will be paid within 7 days, unless: (1) your bank has not cleared the check to purchase the shares (which may take up to 15 days); (2) the Federal Reserve Bank of San Francisco is closed for any reason other than normal weekend or holiday closings; (3) there is an emergency in which it is not practical for the Fund to sell its portfolio securities or for the Fund to determine its net asset value; or (4) the SEC deems it inappropriate for redemption proceeds to be paid. You can avoid the delay of waiting for your bank to clear your check by paying for shares with wire transfers. Unless otherwise indicated, redemption proceeds normally are paid by check to your record address.

H.      SUSPENSION OF REDEMPTION RIGHT

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

I.      REDEMPTION IN KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities. However, if the Board determines conditions exist which would make payment in cash detrimental to the best interests of the Fund or if the amount to be redeemed is large enough to affect the Fund's operations, payment in portfolio securities may be denied. If redemption proceeds are paid wholly or partly in portfolio securities, shareholders may incur brokerage costs by converting the securities to cash. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period.

J.      DISTRIBUTIONS

Distributions of net investment income will be reinvested at the Fund's NAV per share as of the last business day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

As described in the Prospectuses, under certain circumstances, the Fund may close early and advance the time by which the Fund must receive a purchase or redemption order and payments. In this case, if an investor places an order after the cut-off time, the order will be processed on the follow-up business day and your access to the Fund will be temporarily limited.

TAXATION
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The tax information set forth in the Prospectuses and the information in this section relates solely to U.S. Federal income tax law and assumes that the Fund qualifies as a regulated investment company (as discussed below). This information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders. No attempt has been made to present a complete explanation of the Federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the Prospectuses are not intended as substitutes for careful tax planning.

This section is based on the Code and applicable regulations in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax adviser as to the Federal, state, local and foreign tax provisions applicable to them.

The tax year-end of the Fund is August 31 (the same as the Funds' fiscal year end).

A.      QUALIFICATION   AS   A   REGULATED   INVESTMENT COMPANY

The Fund intends for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

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1.      MEANING OF QUALIFICATION

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its net investment taxable income (that is, taxable interest, short-term capital gain and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of its net long-term capital gain over its net long-term capital loss) that it distributes to shareholders. In order to qualify as a regulated investment company, the Fund must satisfy the following requirements:

o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by the Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of an issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.      FAILURE TO QUALIFY

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund's income and performance. It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.      FUND DISTRIBUTIONS

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year. These distributions are taxable to you as ordinary income. The distributions paid by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

The Fund anticipates distributing substantially all of its net capital gain, if any, for each tax year. These distributions generally are made only once a year, but the Fund may make additional distributions of net capital gain at any time during the year. These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.

All distributions by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund. If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

Ordinarily, you are required to take distributions by the Fund into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to you on a specified date in those months, however, is deemed to be received by you (and made by the Fund) on December 31 of that calendar year even if the distribution is actually paid in January of the following year.

You will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year.

C.      FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund's income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any tax year ending in the calendar year.

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For purposes of calculating the excise tax, the Fund reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year.

The Fund intends to make sufficient distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.      BACKUP WITHHOLDING

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions paid to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the Internal Revenue Service for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other "exempt recipient." Backup withholding is not an additional tax; any amounts so withheld may be credited against your Federal income tax liability or refunded.

E.      FOREIGN SHAREHOLDERS

If you are a nonresident alien individual, foreign trust or estate, foreign corporation or foreign partnership ("foreign shareholder"), the tax implications of income received from the Fund will depend on whether the income is "effectively connected" with your U.S. trade or business.

If the income from the Fund is not effectively connected with your U.S. trade or business, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. You generally will be exempt from U.S. Federal income tax on distributions of net capital gain from the Fund. Special rules apply in the case of a shareholder that is a foreign trust or foreign partnership.

If the income from the Fund is effectively connected with your U.S. trade or business, then ordinary income distributions and capital gain distributions will be subject to U.S. Federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a non-corporate foreign shareholder, the Fund may be required to withhold U.S. Federal income tax at a rate of 28% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein.

The tax rules of other countries with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the foreign tax consequences of an investment in the Fund.

F.      STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Fund can differ from the U.S. Federal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advisers as to the state and local tax consequences of an investment in the Fund.

OTHER MATTERS
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A.      THE TRUST AND ITS SHAREHOLDERS

1.      GENERAL INFORMATION


Forum Funds was organized as a business trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc. In December 2004, the Trust acquired the assets and liabilities of Monarch Funds, a business trust organized under the laws of the Commonwealth of Massachusetts on February 7, 2003 and registered as an open-end, management investment company under the 1940 Act.

The Trust is registered as an open-end, management investment company under the 1940 Act. The Trust offers shares of beneficial interest in its series. As of the date hereof, the Trust consisted of the following shares of beneficial interest:

Adams Harkness Small Cap Growth Fund             DF Dent Premier Growth Fund
Austin Global Equity Fund                        Fountainhead Special Value Fund
Brown Advisory Growth Equity Fund                Investors Bond Fund

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Brown Advisory Intermediate Bond Fund(1)         Mastrapasqua Growth Value Fund
Brown Advisory International Fund                Payson Total Return Fund
Brown Advisory Maryland Bond Fund                Payson Value Fund
Brown Advisory Real Estate Fund                  Polaris Global Value Fund
Brown Advisory Small-Cap Growth Fund(1)          Shaker Fund(2)
Brown Advisory Small-Cap Value Fund              TaxSaver Bond Fund
Brown Advisory Value Equity Fund                 Winslow Green Growth Fund


(1) The Trust offers shares of beneficial interest in Institutional and A classes of this series.
(2) The Trust offers shares of beneficial interest in Intermediary, A, B and C share classes of this series

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust, the Adviser and the principal underwriter have adopted codes of ethics under Rule 17j-1, as amended, of the 1940 Act. These codes permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Fund.

The Trust and the Fund will continue indefinitely until terminated.


2.      SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of the Fund and each class of shares has equal distribution, liquidation and voting rights. Fractional shares have these rights proportionately, except that expenses related to the distribution of the shares of each class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares. Each class votes separately with respect to the provisions of any Rule 12b-1 plan, which pertains to the class and other matters for which separate class voting is appropriate under applicable law. Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote. The Trustees may also determine that a matter only affects certain classes of the Trust and thus only those classes are entitled to vote on the matter.
Massachusetts law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder's pro rata share of all distributions arising from that series' assets and, upon redeeming shares, will receive the portion of the series' net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust's (or a series) shares may, as set forth in the Trust Instrument, call a meeting of shareholders of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees. There are no conversion or preemptive rights in connection with shares of the Trust.

3.      CERTAIN REORGANIZATION TRANSACTIONS

The Trust or any series may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally, such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Trust or the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation.

B.      FUND OWNERSHIP

As of December 31, 2004, the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding Shares of each Fund and class.

Also as of that date, certain shareholders of record owned 5% or more of the Fund. These shareholders and any shareholder known to own beneficially 5% or more of the Fund are listed below.

From time to time, certain shareholders may own a large percentage of the shares of a Fund. Accordingly, those shareholders may be able to require the Trust to hold a shareholder meeting to vote on certain issues and may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of December 31, 2004, the following persons beneficially or of record owned 25% or more of the shares of a Fund and may be deemed to control the Fund. For each person listed that is a

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company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.


  NAME AND ADDRESS                    SHARES                           % OF FUND



C.      LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' LIABILITY


Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point. The Trust's Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust's Trust Instrument provides for indemnification out of each series' property of any shareholder or former shareholder held personally liable for the obligations of the series. The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations. The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders. In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.


D.      PROXY VOTING PROCEDURES

Copies of the Trust's and  Adviser's  proxy  voting  procedures  are included in
Appendix C. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2004 will be available (1) without charge, upon request, by contacting the Transfer Agent at
(866)   233-3368   or  (207)   879-0001   and  (2)  on  the  SEC's   website  at
HTTP://WWW.SEC.GOV.

E.      REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. You may also review the registration statement at the SEC's web site at www.sec.gov.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

F.      FINANCIAL STATEMENTS

The financial statements of the Fund for the year ended August 31, 2004, which is included in the Fund's annual report to Shareholders, is incorporated herein by reference. The financial statements include only the schedules of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes, independent auditors' report and other items required by Regulation S-X.

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APPENDIX A - DESCRIPTION OF SECURITIES RATINGS

CORPORATE BONDS

MOODY'S

AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA         An obligation  rated AAA has the highest rating assigned by S&P. The
            obligor's   capacity  to  meet  its  financial   commitment  on  the
            obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

NOTE Plus (+) or minus (-). The ratings from AA to A may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The `r'  symbol is  attached  to the  ratings  of  instruments  with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

FITCH

AAA
            Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA
            Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

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SHORT TERM RATINGS

MOODY'S

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1         Issuers  rated  Prime-1  (or  supporting  institutions)  have  a
                superior  ability  for  repayment  of  senior   short-term  debt
                obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                o Leading market positions in well-established industries.
                o High rates of return on funds employed.
                o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
                o Broad margins in earnings  coverage of fixed financial charges and high internal cash generation.
                o Well-established  access to a range of financial  markets and assured sources of alternate liquidity.

PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NOT PRIME       Issuers  rated Not Prime do not fall  within any of the Prime rating categories.

S&P

A-1 A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.


FITCH

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

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APPENDIX B - MISCELLANEOUS TABLES

TABLE 1 - INVESTMENT ADVISORY FEES

The fees payable by the Fund under the Investment Advisory Agreement for the year ended 2004 and the period July 22, 2003 to August 31, 2003 were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2004
    2003                                         2,976                         2,976                            0

The fees payable by the Portfolio under the Investment Advisory Agreement for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2004
    2003 (9/1/2002 to 7/22/2003)                10,921                        10,921                            0
    2002                                        14,547                        14,547                            0

TABLE 2 -DISTRIBUTION FEES

The fees payable by the Fund (including its predecessor)  under the Distribution
Plan for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2004
    2003                                           454                           454                            0
    2002                                           847                           847                            0


TABLE 3 - ADMINISTRATION FEES

The fees payable by the Fund under the Administration Agreement for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2004
    2003                                        15,554                        14,852                          702
    2002                                        14,535                        14,535                            0

The fees payable by the Portfolio under an agreement between Core Trust and the Administrator for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2004
    2003                                        10,921                        10,921                            0
    2002                                        14,547                        14,548                            0

TABLE 4 - FUND ACCOUNTING FEES

The fees payable by the Fund under the Accounting Agreement for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2004
    2003                                        36,448                        32,912                        3,536
    2002                                        37,900                        37,900                            0



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The fees payable by the Portfolio under an agreement between Core Trust and the Accountant for the past three years were:

YEAR ENDED AUGUST 31,                      CONTRACTUAL FEE                 FEE WAIVED                    FEE PAID
    2004
    2003 (9/1/2002 to 7/22/2003)               $47,586                       $22,428                      $25,158
    2002                                        57,500                        31,955                       25,545


TABLE 5 - SECURITIES OF REGULAR BROKER-DEALERS

DAILY ASSETS GOVERNMENT OBLIGATIONS FUND                       VALUE
 N/A

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APPENDIX C - PROXY VOTING PROCEDURES


                                   FORUM FUNDS

                         POLICIES FOR SHAREHOLDER VOTING

                                  JULY 31, 2003

         SECTION 1.  PURPOSE

         These Policies describe the policies for each series (each a "Fund") of Monarch Funds (the "Trust") in respect to voting as a shareholder of the issuers whose securities are held by the Fund. The Trust has delegated to the investment advisers (each an "Adviser") of the Fund the obligation to exercise the Fund's right to vote as a shareholder. The Board of Trustees of the Trust (the "Board") expects that an Adviser will exercise its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Fund and its shareholders.

         SECTION 2.  RESPONSIBILITIES

         (a) ADVISER. Pursuant to the investment advisory agreement between the Trust and the Adviser, the Trust has delegated the authority to vote as a shareholder to each Adviser. These Policies are to be implemented by an Adviser with respect to the Fund to which it provides advisory services. To the extent that these Policies do not cover potential issues related to shareholder voting, the Adviser shall promote the Fund's investment objectives, subject to the provisions of these Policies.

         The Adviser shall periodically inform its employees (i) that they are to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting on behalf of the Fund, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that they should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to the Adviser's chosen agent to vote proxies with respect to which the Adviser has discretion (a "Proxy Voting Service").

         (b) PROXY MANAGER. The Trust shall appoint an officer of the Trust as proxy manager (the "Proxy Manager"). The Proxy Manager shall oversee compliance by each Adviser and the Trust's other service providers with these Policies. The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures. The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

         SECTION 3.  SCOPE

         These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares. These Policies are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

         SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

         (a) USE OF ADVISER PROXY VOTING GUIDELINES OR PROXY VOTING SERVICE.  If
(i) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (ii) the Board has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund's proxies and has approved such guidelines; and (iii) the Adviser's or Proxy Voting Service's Guidelines are filed as an exhibit to the applicable Fund's Statement of Additional Information ("Adviser Guidelines"), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund's proxies consistent with such Adviser Guidelines.

         In the absence of Adviser Guidelines, the Adviser shall vote the Fund's proxies consistent with Sections 4(b) and (c).

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         (b) ROUTINE MATTERS. As the quality and depth of management is a factor considered when investing in an issuer, the recommendation of the issuer's management on any issue will be given substantial weight. However, the position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

         (i) ELECTION OF DIRECTORS. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

         (ii) APPOINTMENT OF AUDITORS. Management recommendations will generally be supported.

         (iii) CHANGES IN STATE OF INCORPORATION OR CAPITAL STRUCTURE. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

         (c) NON-ROUTINE MATTERS.

         (i) CORPORATE RESTRUCTURINGS, MERGERS AND ACQUISITIONS. These proposals should be examined on a case-by-case basis because they are an extension of an investment decision.

         (ii) PROPOSALS AFFECTING SHAREHOLDER RIGHTS. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

         (iii) ANTI-TAKEOVER ISSUES. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

         (iv) EXECUTIVE COMPENSATION. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

         (v) SOCIAL AND POLITICAL ISSUES. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

         (d) CONFLICTS OF INTEREST. The Trust recognizes that under certain circumstances an Adviser may have a conflict of interest in voting proxies on behalf of the Fund. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity. Each Adviser is responsible for maintaining procedures to identify conflicts of interest.

         The Adviser should vote proxies relating to such issuers in accordance with the following procedures:

         (i) ROUTINE MATTERS CONSISTENT WITH POLICIES. The Adviser may vote proxies for routine matters as required by these Policies or as required by the Adviser Guidelines (if any).

         (ii) IMMATERIAL CONFLICTS. The Adviser may vote proxies for non-routine matters consistent with these Policies or any Adviser Guidelines if the Adviser determines that the conflict of interest is not material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances.

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         (iii) MATERIAL CONFLICTS AND NON-ROUTINE MATTERS. If the Adviser believes that (A) it has a material conflict and (B) that the issue to be voted upon is non-routine or is not covered by these Policies or the Adviser Guidelines (if any), then

         (x) If the Adviser uses a Proxy Voting Service, the proxy may be voted consistent with the recommendations of the Proxy Voting Service PROVIDED that the Adviser believes that such a vote is consistent with the best interests of the Fund's shareholders.

         (y) If the Adviser does not use a Proxy Voting Service, then the Adviser shall contact the Proxy Manager for review and determination. In the event that the Proxy Manager determines that he/she has a conflict of interest, the Proxy Manager shall submit the matter for determination to a member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Proxy Manager or the Board member will consider the best interests of Fund shareholders and may consider the recommendations of independent third parties that evaluate proxy proposals.

         (e) ABSTENTION. The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

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                         FORUM INVESTMENT ADVISORS, LLC
                      PROXY VOTING PROCEDURES AND POLICIES

                               AS OF JULY 30, 2003

I.       GENERAL STATEMENT

         Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When Forum Investment Advisors, LLC (the "Adviser") has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these procedures and policies.

         With respect to its registered investment company clients (the "Trusts"), the Adviser has proxy voting responsibility and has implemented these policies and procedures. The Trusts look to the Adviser to be responsive to matters relating to corporate governance. The Adviser exercises its voting responsibilities as a fiduciary, solely with the goal of maximizing the value of the Trusts' investments. The Adviser's portfolio managers routinely review proxy proposals as part of their ongoing reassessment of companies and their managements.

II.      RESPONSIBILITIES

         The Adviser shall:

         A. vote proxies as described in Section III below.

         B. periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of all clients, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

         C. be responsible for coordinating the delivery of proxies by the custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion.


III.     POLICIES AND PROCEDURES FOR VOTING PROXIES

         The Adviser has adopted the Trusts' proxy voting policies, which are attached hereto. To the extent that a Trust's policies do not cover potential voting issues with respect to proxies received by a Trust, the Trust has delegated to the Adviser the authority to act on its behalf to promote the Trust's investment objectives, subject to the provisions of a Trust's policies regarding resolution of a conflict of interest with respect to the Adviser.

IV.      RECORDKEEPING AND ASSOCIATED PROCEDURES

         A. All proxies received by the Adviser will be sent to the Portfolio Managers. The Portfolio Managers, or their staff, will:

                  1. Ensure that proxies are logged in, timely reviewed, voted and submitted;

                  2. Determine which accounts managed by the Adviser hold the security to which the proxy relates and reconcile proxies received with the stock held on the record date;

                  3. Compile a list of accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place;

                  4. Ensure that the proxy is actually voted;

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                  5. Develop a system to trace missing proxies expeditiously;

                  6. Monitor performance of the custodian to ensure timely receipt of proxies by identified staff;

                  7. Maintain the appropriate records as described below; and

                  8. Identify ROUTINE ITEMS, NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS on the proxy and determine whether a specific policy of the Trust applies to the NON-ROUTINE ITEMS and CONFLICT OF INTEREST ITEMS.

                  The Adviser staff responsible for proxy voting shall be educated and trained as to these procedures. Each person involved in the voting of proxies shall have a copy of the policy and complete the acknowledgement attached as Exhibit A.

V.       DISCLOSURE

         A. The Adviser will disclose in its Form ADV Part II that its investment company clients may contact the Adviser, by toll-free telephone number in order to obtain information on how the Adviser voted such client's proxies, and to request a copy of these procedures and policies. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy that the client has inquired about, (1) the name of the issuer, (2) the proposal voted upon and (3) how the Adviser voted the client's proxy.

         B. A concise summary of these Proxy Voting Procedures and Policies will be included in the Adviser's Form ADV Part II, and will be updated whenever these procedures and policies are amended. The Compliance Officer will arrange for the Form ADV to be updated and for these policies and procedures to be made available upon request.

VI.      RECORDKEEPING

         The Portfolio Managers or their staff will maintain files relating to the Adviser's proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

         A. Copies of the proxy voting procedures and policies, and any amendments thereto.

         B. A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available.

         C. A record of each vote that the Adviser casts.

         D. A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

         E. A copy of each written client request for information on how the Adviser voted such client's proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.